[graphic omitted]


SEMI-ANNUAL REPORT
April 30, 2001



GALAXY TAX-EXEMPT BOND FUNDS


     GALAXY FUNDS


Galaxy Tax-Exempt Bond Fund

Galaxy Connecticut Municipal
Bond Fund

Galaxy Massachusetts Municipal
Bond Fund

Galaxy New Jersey Municipal
Bond Fund

Galaxy New York Municipal
Bond Fund

Galaxy Rhode Island Municipal
Bond Fund

Galaxy Intermediate Tax-Exempt
Bond Fund

Galaxy Connecticut Intermediate Municipal Bond Fund

Galaxy Florida Municipal
Bond Fund

Galaxy Massachusetts Intermediate Municipal Bond Fund





                                                     [Galaxy Funds logo omitted]

CHAIRMAN'S MESSAGE


Dear Shareholder:

      Enclosed is the Galaxy Tax-Exempt Bond Funds' semi-annual Report for the six months ended April 30, 2001. The report includes a Market Overview that discusses the different economic and market conditions that may have affected your investments during this time. Following the Market Overview are individual reviews that describe how Fleet Investment Advisors Inc. ("FIA") managed the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of April 30, 2001 appear at the end of the report.
      The past six months have brought many changes to the financial markets. Due to the rapid slowdown in economic growth, the Federal Reserve Board (the "Fed") cut the Federal Funds ("Fed Funds") rate four times, by a total of 200 basis points (2.00%), sending money market yields sharply lower. Yields for short-term bonds also fell. With erosion in the outlook for corporate earnings, stock prices dropped to levels not seen since 1998. Although lower interest rates should help improve the economy's growth going forward, the short-term market outlook will probably remain uncertain in coming months.
      In this environment, it may help to remember two time-tested investment principles. First, it's important to maintain your long-term portfolio strategies in the face of short-term market volatility. The sharp stock price decline of recent months, for example, is not unusual during normal market cycles. Investors who move to the sidelines now may miss out on a rebound as economic conditions improve.
      Second, you can try to reduce volatility in your portfolio by maintaining a diversified mix of investments. As stock prices fell during the reporting period, bond prices rallied. Within the bond market, total returns for corporate bonds proved stronger than total returns for government issues. In the stock market, smaller companies outperformed larger firms, and value-oriented issues held up better than growth stocks.
      By diversifying among different asset classes, and various sectors within those classes, you are more likely to buffer the performance of your portfolio from extreme market fluctuation as some investments are likely to outperform while others underperform.
      If you would like more information on any of the Galaxy Funds, or have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252) or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

Sincerely,


/S/SIGNATURE Dwight E. Vicks, Jr.


Dwight E. Vicks, Jr.
Chairman of the Board of Trustees



MUTUAL FUNDS:

o ARE NOT BANK DEPOSITS
o ARE NOT FDICINSURED
o ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
o ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

MARKET OVERVIEW


TAX-EXEMPT BOND MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.
      Throughout the six month reporting period, the U.S. fixed income markets were dominated by a shift in Fed monetary policies. With mounting evidence of an economic slowdown, a cut in short-term interest rates, and volatile stock prices, bond prices rallied during the period.

A DECLINE IN YIELDS
      On January 3, 2001, the Fed cut short-term interest rates by 50 basis points. This was the first of four 50 basis point cuts in as many months - a dramatic and aggressive move for the Fed by historic standards. The prices of shorter-maturity bonds, which are more sensitive to Fed actions, rose sharply in response. The prices for longer term issues lagged, however, as investors started to worry that the Fed's actions would stimulate a rebound in economic growth and potential inflationary pressures.
      As a result, the yield curve for Treasury securities, and to a lesser degree for municipal bonds, steepened dramatically by the end of April 2001. In the municipal market, most of the yield declines were concentrated in issues with maturities shorter than five years. Yields for longer term municipal bonds were lower at the end of the reporting period than they were when the period began, but closed 15 to 20 basis points higher than their lows in mid-January 2001.
     Offsetting persistently strong retail demand, opportunistic trading in the municipal bond market by non-traditional investors added to early market price support through March. This was followed by a downward volatile price adjustment in April, as these non-traditional buyers abandoned municipals for the higher relative taxable yields available in corporate bonds. The rapid exit from the municipal market added to April's normal seasonal tax-selling pressures and triggered the first month of negative total returns for municipals during the reporting period. Although municipals dramatically underperformed Treasuries for the closing months of the period, they enjoyed an impressive five consecutive months of positive total returns - despite rising new-issue volumes - with the greatest strength between November 2000 and January 2001.
      At the start of the reporting period on November 1, 2000, the yield for 30-year Treasury bonds was 5.78%, compared to a 5.93% yield for two-year Treasury notes. Investors thus lost 15 basis points for extending 28 years along the Treasury yield curve. On the same date, the yield for 30-year municipal bonds stood at 5.46% or 94.40% of the yield for 30-year Treasuries. The municipal yield curve remained positively sloped, offering investors an incentive of 109 basis points for extending maturities from 2 years to 30 years.
      By the end of the reporting period on April 30, 2001, the Treasury yield curve had steepened dramatically and offered a positive yield pickup of 145 basis points between maturities of 2 and 30 years. Yields for municipals were trading in a relatively narrow trading range at the end of the period, and municipal prices were expensive versus the prices for Treasuries. In our view, this disparity is the result of an oversold Treasury market - due largely to a flight from quality - rather than overvaluation in the municipal sector.



" WITH MOUNTING EVIDENCE OF AN ECONOMIC SLOWDOWN, A CUT IN SHORT-TERM INTEREST
  RATES, AND VOLATILE STOCK PRICES, BOND PRICES RALLIED DURING THE PERIOD."

LOOKING AHEAD
      We continue to anticipate an accommodating Fed policy that could send interest rates lower in months to come. Accepting the Fed's view, there is still a risk for slower economic growth, contracting capital investment, a weaker job market, lower personal income, and declining corporate profits. Inflation by contrast, other than the costs for energy and health care, should remain contained. In this environment, bond prices should strengthen and yields decline. The climate should be particularly favorable for longer maturity bonds. We expect the Treasury and municipal yield curves to flatten in coming months, as the Fed slows its easing program and the economy stabilizes.
      Although recent tax changes should have a minimal effect on municipal bond yields, volatility will likely remain a factor and create short-term trading opportunities. In the absence of any clear and definitive economic trends, each new data release can become a market-moving event. The unprecedented aggression in Fed easing has resulted in an extremely steep municipal yield curve that offers a significant incentive for investors to extend maturity exposure and capture incremental income.


" ALTHOUGH RECENT TAX CHANGES SHOULD HAVE A MINIMAL EFFECT ON MUNICIPAL BOND
  YIELDS, VOLATILITY WILL LIKELY REMAIN A FACTOR AND CREATE SHORT-TERM TRADING OPPORTUNITIES."

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES*
AS OF APRIL 30, 2001                                          6 MONTHS+     1 YEAR        5 YEARS  LIFE OF FUND
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                    4.43%       10.08%        5.81%     6.16%
---------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)          4.35         9.79         5.73      5.29
---------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)        3.98         9.61         5.71      5.07
---------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)            3.93         9.81          N/A      4.18
---------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)            4.27        10.24         5.83      6.03
---------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 6/19/00)         4.18          N/A          N/A      8.16+
---------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/14/93)        3.95         9.55         5.89      5.73
---------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 8/1/94)                       3.88         9.24         5.67      5.94
---------------------------------------------------------------------------------------------------------------
Florida Municipal Bond Fund (INCEPTION DATE 6/30/97)              3.80         8.67          N/A      4.97
---------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/14/93)                      3.81         9.12         5.71      5.20
---------------------------------------------------------------------------------------------------------------


+  UNANNUALIZED TOTAL RETURN
* THE INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, FLORIDA MUNICIPAL BOND FUND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND COMMENCED OPERATIONS AS SEPARATE PORTFOLIOS (EACH A "PREDECESSOR FUND") OF THE BOSTON 1784 FUNDS. ON JUNE 26, 2000, EACH PREDECESSOR FUND WAS REORGANIZED AS A NEW PORTFOLIO OF THE GALAXY FUND. PRIOR TO THE REORGANIZATION, EACH PREDECESSOR FUND OFFERED AND SOLD ONE SERIES OF SHARES. IN CONNECTION WITH THE REORGANIZATION, (I) SHAREHOLDERS OF THE PREDECESSOR INTERMEDIATE TAX-EXEMPT BOND FUND, PREDECESSOR CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND PREDECESSOR MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND EXCHANGED THEIR SHARES FOR TRUST SHARES AND BKBSHARES OF THE GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND, GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, RESPECTIVELY, AND (II) SHAREHOLDERS OF THE PREDECESSOR FLORIDA MUNICIPAL BOND FUND EXCHANGED THEIR SHARES FOR SHARES OF THE GALAXY FLORIDA MUNICIPAL BOND FUND. SHAREHOLDERS OF THE PREDECESSOR INTERMEDIATE TAX-EXEMPT BOND FUND, PREDECESSOR CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND PREDECESSOR MASSACHUSETTS MUNICIPAL BOND FUND WHO PURCHASED THEIR SHARES THROUGH AN INVESTMENT MANAGEMENT, TRUST, CUSTODY OR OTHER AGENCY RELATIONSHIP WITH BANKBOSTON, N.A. RECEIVED TRUST SHARES, AND SHAREHOLDERS OF SUCH PREDECESSOR FUNDS WHO PURCHASED THEIR SHARES OTHER THAN THROUGH AN INVESTMENT MANAGEMENT, TRUST, CUSTODY OR OTHER AGENCY RELATIONSHIP WITH BANKBOSTON, N.A. RECEIVED BKBSHARES OF THE GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND, GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, RESPECTIVELY. THE TOTAL RETURNS SHOWN ABOVE FOR TRUST SHARES OR SHARES OF THE INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, FLORIDA MUNICIPAL BOND FUND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND FOR PERIODS PRIOR TO JUNE 26, 2000 REPRESENT THE TOTAL RETURNS FOR THE RESPECTIVE PREDECESSOR FUNDS.

PERFORMANCE AT-A-GLANCE





AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A  SHARES*

AS OF APRIL 30, 2001                                               6 MONTHS+     1 YEAR        5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                       -0.62%        4.60%        4.55%        5.54%
--------------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)             -0.72         4.40         4.49         4.49
--------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)           -1.02         4.22         4.50         4.30
--------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)               -1.07         4.43          N/A         2.37
--------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)               -0.80         4.81         4.60         5.33
--------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 12/20/94)           -0.81         4.74         4.83         5.67
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/26/00)           -1.09          N/A          N/A         2.13+
--------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 6/26/00)                         -1.16          N/A          N/A         2.03+
--------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/26/00)                         -1.22          N/A          N/A         2.11+
--------------------------------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS -- BKB  SHARES**

AS OF APRIL 30, 2001                                             6 MONTHS+     1 YEAR        5 YEARS    LIFE OF FUND
--------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 6/19/00)            4.16%         N/A          N/A         8.13%+
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/14/93)           3.93         9.52%        5.89%        5.73
--------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 8/14/94)                         3.86         9.22         5.66         5.94
--------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/14/93)                         3.79         9.09         5.70         5.20
--------------------------------------------------------------------------------------------------------------------

+    Unannualized total return.
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.
** The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund commenced operations as separate portfolios (each a "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, each Predecessor Fund offered and sold one series of shares. In connection with the reorganization shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Intermediate Municipal Bond Fund exchanged their shares for Trust Shares and BKBShares of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. Shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Intermediate Municipal Bond Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of such Predecessor Funds who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKBShares, of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. The total returns shown above for BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund for periods prior to June 26, 2000 represent the total returns for the respective Predecessor Funds.



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES AND/OR THE ADMINISTRATOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

AVERAGE ANNUAL TOTAL RETURNS-- RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001**

                            6 MONTHS    6 MONTHS       1 YEAR       1 YEAR       5 YEAR      5 YEAR    LIFE OF FUND  LIFE OF FUND
                             RETURN      RETURN        RETURN       RETURN       RETURN      RETURN       RETURN        RETURN
                             BEFORE       AFTER        BEFORE        AFTER       BEFORE       AFTER       BEFORE         AFTER
                           CONTINGENT  CONTINGENT    CONTINGENT   CONTINGENT   CONTINGENT  CONTINGENT   CONTINGENT    CONTINGENT
                            DEFERRED    DEFERRED      DEFERRED     DEFERRED     DEFERRED    DEFERRED     DEFERRED      DEFERRED
                          SALES CHARGE SALES CHARGE  SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED+  DEDUCTED*+     DEDUCTED     DEDUCTED*    DEDUCTED    DEDUCTED*    DEDUCTED      DEDUCTED*
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund
(INCEPTION DATE 3/4/96)       3.99%      -1.01%         9.16%        4.17%        4.91%       4.58%        4.22%         4.05%
----------------------------------------------------------------------------------------------------------------------------------






AVERAGE ANNUAL TOTAL RETURNS-- RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1,
  2001***

                            6 MONTHS    6 MONTHS       1 YEAR       1 YEAR       5 YEAR      5 YEAR    LIFE OF FUND  LIFE OF FUND
                             RETURN      RETURN        RETURN       RETURN       RETURN      RETURN       RETURN        RETURN
                             BEFORE       AFTER        BEFORE        AFTER       BEFORE       AFTER       BEFORE         AFTER
                           CONTINGENT  CONTINGENT    CONTINGENT   CONTINGENT   CONTINGENT  CONTINGENT   CONTINGENT    CONTINGENT
                            DEFERRED    DEFERRED      DEFERRED     DEFERRED     DEFERRED    DEFERRED     DEFERRED      DEFERRED
                          SALES CHARGE SALES CHARGE  SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED+  DEDUCTED*+     DEDUCTED     DEDUCTED*    DEDUCTED    DEDUCTED*    DEDUCTED      DEDUCTED*

---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund
(INCEPTION DATE 3/4/96)       3.99%      -1.01%         9.16%        4.16%        4.91%       4.41%        4.22%         3.89%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.46+        -5.41+
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.85+        -5.78+
---------------------------------------------------------------------------------------------------------------------------------
New Jersey
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.46+        -5.41+
---------------------------------------------------------------------------------------------------------------------------------
New York
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.39+        -5.34+
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island
Tax-Exempt
Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.39+        -5.34+
---------------------------------------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt
Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.14+        -5.11+
---------------------------------------------------------------------------------------------------------------------------------
Connecticut
Intermediate
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.40+        -5.36+
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Intermediate
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A         N/A           N/A          N/A          N/A         N/A        -0.33+        -5.29+
---------------------------------------------------------------------------------------------------------------------------------

+    Unannualized total returns.
*    As if shares were redeemed at end of period.
** Retail B Shares purchased prior to January 1, 2001 are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through the sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years.
*** Retail B Shares purchased prior to January 1, 2001 are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00%
     for redemptions made during the second through the seventh years, respectively. Retail B Shares automatically convert to Retail A Shares after eight years.

PORTFOLIO REVIEWS


PORTFOLIO STRATEGY REVIEW

BY DAVID THOMPSON, BRIAN MCGREEVY,
SUSAN SANDERSON AND WAYNE FITZGERALD

      As municipal bonds rallied from mid-November of 2000 through mid-January 2001, most of the gains were concentrated in maturities of seven years or less. Longer term municipals actually experienced some price erosion during this time. After moving sideways in February and then regaining upward momentum in March, municipal prices collapsed abruptly in April. Adding to the seasonal tax-selling pressures at the end of the reporting period was the sudden shift out of municipals by "cross over" arbitrage buyers, insurance companies and other non-traditional investors into the higher yields that became available in corporate bonds due to strong increases in the supply of new corporate issues. After having initially been inexpensive relative to Treasuries in the fourth quarter of 2000, municipals became expensive at the end of the first quarter of 2001 when municipal yields held steady as Treasury yields rose.

INVESTMENT STRATEGY
      During the reporting period, we positioned portfolios of the Galaxy Tax-Exempt Bond Funds to minimize downside price volatility, optimize after-tax income production, and earn competitive total returns versus other funds with similar investment objectives. To this end, our active portfolio management process focused on maximizing credit quality to preserve future liquidity, adding issues with higher coupons, diversifying sector exposure away from health care and energy deregulation problems, improving call protection and actively managing maturities to reduce price volatility.

MUNICIPAL OUTLOOK FAVORABLE
      Many of the factors that contributed to the superior relative and absolute investment performance of municipals at the end of 2000 remain positive in 2001. Of particular importance is a favorable balance between supply and demand and strong credit fundamentals. We also expect an increasing interest in municipal bonds as a "preferred asset class" among high-net-worth individuals seeking diversification, high credit quality, predictable tax-advantaged income and relative price stability.
      Based on historical total returns, the municipal bond market should be emerging into a period of seasonally strong relative performance. The reinvestment of interest and principal cash flows in June, July and August of 2001 should add dynamic buying support and strengthen prices. At the same time, the retrenchment by municipal prices in April 2001 has brought the yields and relative value of municipals to levels that historically have been a good entry point for new buyers.
      In addition to the reinvestment of monthly coupons and principal, and the direction and level of yields for Treasury securities, the municipal bond market has traditionally been driven by a sensitive balance of supply and demand. With a drop in the Fed Funds rate of 200 basis points since January 3, 2001, and the commensurate decline in short-term taxable yields, municipal refinancing activity has burgeoned. Even with a 34% surge in new issue activity, however, municipal prices have held up surprisingly well to date. This suggests a healthy and persistent demand from individual investors looking to rebalance their portfolios to lower volatility assets in an uncertain stock market.
      Near term, new issue volume for municipals will likely remain high - giving us the opportunity to buy municipals at attractive yields and be selective about the coupons, maturity structures, issuers and sectors that we choose. Despite the initial surge in new issue volume for the year to date, we continue to believe new issue volume for 2001 will prove to be front loaded and decelerate in the second half of the year. With the reestablishment of a more favorable balance of supply and demand over the next four months, we would expect stable to higher prices for municipals and lower yields.


[Galaxy Funds logo omitted]
THE TAX-EXEMPT BOND FUNDS ARE MANAGED BY THE MUNICIPAL BOND PORTFOLIO MANAGEMENT TEAM OF FLEET INVESTMENT ADVISORS, INC.

PORTFOLIO REVIEWS



      We think the annualized total returns for municipal bonds will be modest for 2001 as a whole, compared to the returns for 2000. With yields starting this year at historically low levels, there is probably little room for any major price appreciation unless the economy tumbles into recession. If economic growth accelerates in the second half of 2001, yields would likely end the year above current levels.
      Accordingly, we will continue to focus on maximizing after-tax returns, while remaining extremely credit conscious - even at the expense of some incremental yield. Our active management strategy will also continue to focus on each Fund's duration exposure, consistent with its investment objectives, and opportunistically extend or shorten duration as market and economic conditions warrant.


GALAXY TAX-EXEMPT BOND FUND

      Trust Shares of the Galaxy Tax-Exempt Bond Fund earned a total return of 4.43% for the six months ended April 30, 2001. Over the same time, Retail A Shares of the Fund had a total return of 4.31% before deducting the maximum 4.75% front-end sales charge, and Retail B Shares of the Fund had a total return of 3.99% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.)
      Over the same time, the average general municipal debt funds followed by Lipper Inc. ("Lipper"), a mutual fund performance tracking service, had a total return of 3.77%, and the Lehman Brothers Municipal Bond Index had a total return of 4.41%.
      On April 30, 2001, the Fund's Trust Shares had a 30-day Securities and Exchange Commission ("SEC") annualized yield of 4.08%. On the same date, Retail A Shares of the Fund had a 30-day SEC annualized yield of 3.68% and Retail B Shares had a 30-day SEC annualized yield of 3.24%. For shareholders in the 39.60% federal income tax bracket, these equaled taxable yields of 6.75%, 6.09%, and 5.36%, respectively.


GALAXY TAX-EXEMPT BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

OTHER TERRITORIES 2%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

PACIFIC 6%

MOUNTAIN 7%

EAST 39%

NORTH CENTRAL 16%

SOUTH 29%


GALAXY TAX-EXEMPT BOND FUND

GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

            LEHMAN BROTHERS      TRUST SHARES    RETAIL A SHARES  RETAIL B - PURCHASED   RETAIL B - PURCHASED
          MUNICIPAL BOND INDEX                                      PRIOR TO 1/1/01          AFTER 1/1/01
12/30/91    $10,000              $10,000           $9,525
1992        $10,582              $10,455           $9,957
1993        $12,071              $12,089           $11,556
1994        $11,545              $11,515           $11,051
1995        $13,259              $13,084           $12,533            $10,000               $10,000
1996        $14,016              $13,742           $13,131            $9,615                $9,615
10/31/97    $15,207              $14,807           $14,114            $10,352               $10,398
10/31/98    $16,428              $15,970           $15,187            $11,247               $11,250
10/31/99    $16,136              $15,450           $14,662            $10,793               $10,889
10/31/00    $17,509              $16,735           $15,853            $11,703               $11,801
4/30/01     $18,280              $17,476           $16,536            $12,273               $12,175


*SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED BEFORE JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001.THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS





GALAXY CONNECTICUT MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Trust Shares of the Galaxy Connecticut Municipal Bond Fund earned a total return of 4.35%. Before deducting the maximum 4.75% front-end sales charge, Retail A Shares of the Fund earned a total return of 4.25%. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.46% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) During the same period, the average Connecticut municipal debt funds tracked by Lipper returned 3.93% and the Lehman Brothers Municipal Bond Index returned 4.41%.
      On April 30, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.92%. On the same date, Retail A Shares of the Fund had a 30-day SEC annualized yield of 3.55% and Retail BShares had a 30-day SEC annualized yield of 3.15%. These equal taxable yields of 6.80%, 6.15% and 5.46%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the State of Connecticut.


GALAXY CONNECTICUT MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 2%

OTHER TERRITORIES 4%

PUERTO RICO 6%

CONNECTICUT 88%


GALAXY CONNECTICUT MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

    LEHMAN BROTHERS MUNICIPAL   TRUST SHARES    RETAIL A SHARES  RETAIL B SHARES
            BOND INDEX
3/16/93     $10,000                $10,000            $9,525
1993        $10,583                $10,580            $10,076
1994        $10,122                $9,902             $9,432
1995        $11,625                $11,413            $10,841
1996        $13,333                $11,930            $11,310
1997        $14,776                $12,891            $12,198
10/31/98    $14,503                $13,898            $13,122
10/31/99    $14,147                $13,526            $12,745
10/31/00    $15,350                $14,568            $13,701
3/1/01      $16,229                $15,250            $14,333        $10,000
4/30/01     $16,198                $15,201            $14,283        $9,459



*SINCE INCEPTION ON 3/16/93 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS





GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Trust Shares of the Galaxy Massachusetts Municipal Bond Fund earned a total return of 3.98%. Over the same time, Retail A Shares of the Fund had a total return of 3.88% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.85% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.)
      These total returns compared to 3.77% for the average Massachusetts municipal debt funds tracked by Lipper and 4.41% for the benchmark Lehman Brothers Municipal Bond Index.
      On April 30, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.10%, its Retail A Shares had a 30-day SEC annualized yield of 3.73% and Retail BShares had a 30-day SEC annualized yield of 3.27%. These equaled taxable yields of 7.21%, 6.56% and 5.75%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the Commonwealth of Massachusetts.


GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001
[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

OTHER TERRITORIES 2%

PUERTO RICO 3%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 4%

MASSACHUSETTS 91%



GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

     LEHMAN BROTHERS MUNICIPAL  TRUST SHARES   RETAIL A SHARES   RETAIL B SHARES
           BOND INDEX
3/12/93      $10,000                $10,000        $9,525
1993         $10,583                $10,542        $10,040
1994         $10,122                $9,861         $9,391
1995         $11,625                $11,312        $10,754
1996         $13,333                $11,795        $11,190
1997         $14,776                $12,746        $12,076
10/31/98     $14,503                $13,692        $12,958
10/31/99     $14,147                $13,257        $12,515
10/31/00     $15,350                $14,379        $13,553
3/1/01       $16,229                $15,058        $14,184           $10,000
4/30/01      $16,198                $14,951        $14,079           $9,422



*SINCE INCEPTION ON 3/12/93 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS





GALAXY NEW JERSEY MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Trust Shares of the Galaxy New Jersey Municipal Bond Fund had a total return of 3.93%. Over the same time, Retail A Shares of the Fund had a total return of 3.84% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.46% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) The average New Jersey municipal debt funds tracked by Lipper had a total return of 4.29% for the same period, and the Lehman Brothers Municipal Bond Index had a total return of 4.41%.
      On April 30, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.86%. On the same day, the Fund's Retail A Shares had a 30-day SEC annualized yield of 3.44% and Retail B Shares had a 30-day SEC annualized yield of 2.93%. These equaled taxable yields of 6.83%, 6.08% and 5.18%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the State of New Jersey.


GALAXY NEW JERSEY MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

OTHER TERRITORIES 4%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%

PUERTO RICO 6%

NEW JERSEY 87%



GALAXY NEW JERSEY MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

         LEHMAN BROTHERS     TRUST SHARES  RETAIL A SHARES   RETAIL B SHARES
       MUNICIPAL BOND INDEX
4/3/98      $10,000            $10,000        $9,525
10/31/98    $10,464            $10,448        $9,938
4/30/99     $10,647            $10,548        $10,023
10/31/99    $10,278            $10,128        $9,616
4/30/00     $10,549            $10,327        $9,797
10/31/00    $11,153            $10,912        $10,348
3/1/01      $11,719            $11,374        $10,782           $10,000
4/30/01     $11,697            $11,340        $10,745           $9,459



*SINCE INCEPTION ON 4/3/98 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 4/30/98 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS





GALAXY NEW YORK MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Trust Shares of the Galaxy New York Municipal Bond Fund had a total return of 4.27%. During the same time, Retail A Shares of the Fund returned 4.17% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.39% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) Over this period the average New York municipal debt funds tracked by Lipper returned 4.21%, and the Lehman Brothers Municipal Bond Index returned 4.41%.
      On April 30, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.93%. On the same date, the Fund's Retail A Shares had a 30-day SEC annualized yield of 3.55% and Retail B Shares had a 30-day SEC annualized yield of 3.03%. These are the same as taxable yields of 6.99%, 6.31% and 5.39%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the State of New York.


GALAXY NEW YORK MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

OTHER TERRITORIES 3%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 4%

STATE MUNICIPAL
BONDS 40%

LOCAL MUNICIPAL
BONDS 53%


GALAXY NEW YORK MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

        LEHMAN BROTHERS      TRUST SHARES  RETAIL A SHARES       RETAIL B SHARES
     MUNICIPAL BOND INDEX
12/30/91   $10,000              $10,000       $9,525
1992       $10,582              $10,383       $9,889
1993       $12,071              $12,009       $11,437
1994       $11,545              $11,294       $10,756
1995       $13,259              $12,901       $12,265
1996       $14,016              $13,488       $12,793
10/31/97   $15,207              $14,590       $13,808
10/31/98   $16,428              $15,731       $14,864
10/31/99   $16,136              $15,175       $14,311
10/31/00   $17,509              $16,558       $15,589
3/1/01     $18,315              $17,308       $16,283                 $10,000
4/30/01    $18,280              $17,265       $16,238                 $9,466




*SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS





GALAXY RHODE ISLAND MUNICIPAL BOND FUND

     For the six months ended April 30, 2001, Trust Shares of the Galaxy Rhode Island Municipal Bond Fund earned a total return of 4.18%. During the same period, Retail A Shares of the Fund earned a total return of 4.17% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.39% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) For the six months ended April 30, 2001, BKB Shares earned a total return of 4.16%. Over the same time, the average other states municipal debt funds tracked by Lipper had a total return of 3.33%, and the Lehman Brothers Municipal Bond Index had a total return of 4.41%.
      On April 30, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.02%. On the same date, Retail A Shares and BKB Shares of the Fund had 30-day SEC annualized yields of 3.81% and 3.98%, respectively. Retail B Shares of the Fund had a 30-day SEC annualized yield of 3.13%. These equaled taxable yields of 7.42%, 7.03%, 7.35% and 5.78%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the State of Rhode Island.


GALAXY RHODE ISLAND MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:


CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

OTHER TERRITORIES 7%

PUERTO RICO 7%

RHODE ISLAND 85%


GALAXY RHODE ISLAND MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

      LEHMAN BROTHERS RETAIL A SHARES TRUST SHARES BKB SHARES RETAIL B SHARES MUNICIPAL BOND INDEX
12/20/94   $10,000         $9,525
10/31/95   $11,445         $10,599
10/31/96   $12,098         $11,152
10/31/97   $13,126         $12,019
10/31/98   $14,179         $12,903
10/31/99   $13,928         $12,550
10/31/00   $15,113         $13,635       $10,000      $10,000
3/1/01     $15,808         $14,239       $10,843      $10,841      $10,000
4/30/01    $15,778         $14,203       $10,816      $10,813      $9,466



*SINCE INCEPTION ON 12/20/94 FOR RETAIL A SHARES. SINCE INCEPTION ON 6/19/2000
 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAI L B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 12/31/94 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.


GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

     For the six months ended April 30, 2001, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund earned a total return of 3.95%. During the same period, Retail A Shares of the Fund earned a total return of 3.85% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.14% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) For the six months ended April 30, 2001, BKB Shares of the Fund earned a total return of 3.93%.Over the same time the average intermediate municipal debt funds tracked by Lipper had a total return of 3.77%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 4.13% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 4.15%.
      On April 30, 2001, the Fund's Trust, Retail A Shares and BKB Shares had 30-day SEC annualized yields of 3.60%, 3.28% and 3.55%, respectively. Retail B Shares of the Fund had a 30-day SEC annualized yield of 2.68%. These equaled taxable yields of 5.96%, 5.43%, 5.88% and 4.44%, respectively for shareholders in the 39.60% federal income tax bracket.

PORTFOLIO REVIEWS





GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

MOUNTAIN 4%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%

OTHER TERRITORIES 8%

PACIFIC 10%

EAST 34%

NORTH CENTRAL 16%

SOUTH 25%



GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

   LEHMAN BROTHERS
   QUALITY INTERMEDIATE    LEHMAN BROTHERS
   TAX-FREE 3-15           7-YEAR MUNICIPAL
   YEAR BLEND INDEX        BOND INDEX        TRUST SHARES   BKB SHARES  RETAIL A SHARES  RETAIL B SHARES
6/14/93    $10,000            $10,000           $10,000      $10,000
10/31/93   $10,467            $10,506           $10,515      $10,515
10/31/94   $10,197            $10,308           $10,292      $10,292
10/31/95   $11,544            $11,578           $11,547      $11,567
10/31/96   $12,130            $12,118           $12,132      $12,312
10/31/97   $13,090            $13,022           $13,142      $13,142
10/31/98   $14,083            $13,992           $14,182      $14,182
10/31/99   $14,036            $13,993           $13,776      $13,776
6/26/00    $14,632            $14,495           $14,029      $14,458       $9,525
10/31/00   $15,097            $14,951           $14,924      $14,923       $9,834
3/1/01     $14,282            $15,587           $15,512      $15,508       $10,213         $10,000
4/30/01    $15,721            $15,572           $15,514      $15,509       $10,213         $9,489


*SINCE INCEPTION ON 6/14/93 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON
 6/26/2000 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.



GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

      For the six months ended April 30, 2001,Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund earned a total return of 3.88%. For the same period, Retail A Shares earned a total return of 3.78% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.40% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) For the six months ended April 30, 2001, BKBShares of the Fund earned a total return of 3.86%. Over the same time, the average Connecticut municipal debt funds tracked by Lipper had a total return of 3.93%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 4.13% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 4.15%.
      On April 30, 2001, the Fund's Trust, Retail A and BKB Shares had 30-day SEC annualized yields of 3.62%, 3.23% and 3.58%, respectively. Retail BShares of the Fund had a 30-day SEC annualized yield of 2.68%. These equaled taxable yields of 6.28%, 5.60%, 6.21% and 4.65%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the State of Connecticut.


GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%

OTHER TERRITORIES 3%

PUERTO RICO 14%

CONNECTICUT 80%



GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

         Lehman Brothers     Lehman Brothers
       Quality Intermediate  7-Year Municipal Trust    BKB     Retail A Retail B
       3-15 Year Blend Index    Bond Index    Shares  Shares    Shares   Shares

08/01/94    $10,000              $10,000      $10,000 $10,000
10/31/94      9,805                9,856        9,826   9,826
10/31/95     11,100               11,071       11,083  11,083
10/31/96     11,663               11,587       11,635  11,635
10/31/97     12,587               12,451       12,546  12,546
10/31/98     13,542               13,379       13,546  13,546
10/31/99     13,496               13,380       13,182  13,182
06/26/00     14,069               13,859       13,777  13,777   $ 9,525
10/31/00     14,517               14,296       14,212  14,211     9,832
03/01/01     15,132               14,904       14,799  14,707    10,232 $10,000
04/30/01     15,116               14,889       14,763  14,759    10,203   9,464


*SINCE INCEPTION ON 8/1/94 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON
 6/26/2000 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 7/31/94 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS





GALAXY FLORIDA MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Shares of the Galaxy Florida Municipal Bond Fund earned a total return of 3.80%. Over the same time, the average other states municipal debt funds tracked by Lipper had a total return of 3.33%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 4.13% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 4.15%.
      On April 30, 2001, the Fund's Shares had a 30-day SEC annualized yield of 3.48%. This equaled a taxable yield of 5.76% for shareholders in the 39.60% federal income tax bracket who live in the State of Florida.


GALAXY FLORIDA MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 2%

PUERTO RICO 2%

OTHER TERRITORIES 3%

FLORIDA 93%



GALAXY FLORIDA MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

            LEHMAN QUALITY         LEHMAN BROTHERS
          INTERMEDIATE 3-15       7-YEAR MUNICIPAL
          YEAR BLEND INDEX           BOND INDEX                  TRUST SHARES
6/30/97         $10,000               $10,000                      $10,000
10/31/97        $10,332               $10,328                      $10,344
4/30/98         $10,587               $10,555                      $10,608
10/31/98        $11,116               $11,097                      $11,098
4/30/99         $11,313               $11,272                      $11,273
10/31/99        $11,079               $11,098                      $10,825
4/30/00         $11,329               $11,270                      $11,081
10/31/00        $11,917               $11,858                      $11,602
4/30/01         $12,409               $12,350                      $12,043



*SINCE INCEPTION ON 6/30/97. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR
 BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS





GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

      For the six months ended April 30, 2001, Trust Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund earned a total return of 3.81%. For the same period, Retail A Shares of the Fund earned a total return of 3.73% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through April 30, 2001, Retail B Shares of the Fund had a total return of -0.33% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge and the chart on page 4 for total returns after deducting the contingent deferred sales charge.) For the six months ended April 30, 2001, BKB Shares of the Fund earned a total return of 3.79%. Over the same time, the average Massachusetts municipal debt funds tracked by Lipper had a total return of 3.77%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 4.13% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 4.15%.
      On April 30, 2001, the Fund's Trust, Retail A and BKB Shares had 30-day SEC annualized yields of 3.59%, 3.27% and 3.55%, respectively. Retail B Shares of the Fund had a 30-day SEC annualized yield of 2.59%.These equaled taxable yields of 6.31%, 5.75%, 6.24% and 4.55%, respectively, for shareholders in the 39.60% federal income tax bracket who live in the Commonwealth of Massachusetts.


GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

PUERTO RICO 3%

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

OTHER TERRITORIES 5%

MASSACHUSETTS 91%



GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTMENT*

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:

         LEHMAN BROTHERS
         QUALITY INTERMEDIATE  LEHMAN BROTHERS
         TAX-FREE 3-15         7-YEAR MUNICIPAL
         YEAR BLEND INDEX      BOND INDEX      TRUST SHARES   BKB SHARES  RETAIL A SHARES  RETAIL B SHARES
6/14/93         $10,000         $10,000         $10,000         $10,000
10/31/93        $10,467         $10,506         $10,579         $10,579
10/31/94        $10,197         $10,308         $10,096         $10,096
10/31/95        $11,544         $11,578         $11,253         $11,253
10/31/96        $12,130         $12,118         $11,741         $11,741
10/31/97        $13,090         $13,022         $12,692         $12,692
10/31/98        $14,083         $13,992         $13,617         $13,617
10/31/99        $14,036         $13,993         $13,344         $13,344
6/26/00         $14,632         $14,495         $13,935         $14,395         $9,525
10/31/00        $15,097         $14,951         $14,364         $14,363         $9,843
3/1/01          $14,282         $15,587         $14,938         $14,934         $10,231         $10,000
4/30/01         $15,721         $15,572         $14,912         $14,908         $10,211         $9,471


*SINCE INCEPTION ON 6/14/93 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON
 6/26/00 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-5 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

SHAREHOLDER SERVICES


AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders.

EXCHANGE PRIVILEGES
As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund at no cost (as long as you exchange within the same share class). Please see the Funds' prospectus for details on this service.

CONSOLIDATED STATEMENTS

If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your Galaxy Shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR

Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION

24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.


--------------------------------------------------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST, PRIME A AND PRIME B SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

SHAREHOLDER INFORMATION


                                    TRUSTEES
                                       AND
                               EXECUTIVE OFFICERS

                              Dwight E. Vicks, Jr.
                              CHAIRMAN AND TRUSTEE

                                 John T. O'Neill
                              PRESIDENT, TREASURER
                                   AND TRUSTEE

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     TRUSTEE

                                Kenneth A. Froot
                                     TRUSTEE

                                Donald B. Miller
                                     TRUSTEE

                                  James M. Seed
                                     TRUSTEE

                               Bradford S. Wellman
                                EMERITUS TRUSTEE

                                William Greilich
                                 VICE PRESIDENT

                                    W. Bruce
                                 McConnel, Esq.
                                    SECRETARY

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                               100 Federal Street
                                Boston, MA 02110

                                   DISTRIBUTOR

                             PFPC Distributors, Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                                  ADMINISTRATOR

                                    PFPC Inc.
                               4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

                                     AUDITOR

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996


This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                               [graphic omitted]
                   This report was printed on recycled paper.

TAX-EXEMPT BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------

MUNICIPAL SECURITIES - 99.59%


                ALABAMA - 2.48%

 $2,000,000     Huntsville, GO, Series A
                Pre-refunded 11/01/02
                5.60%, 11/01/03..................  $   2,105,000
  2,725,000     Huntsville, GO, Series A
                Pre-refunded 11/01/02
                5.75%, 11/01/04..................      2,874,875
                                                   -------------
                                                       4,979,875
                                                   -------------

                CALIFORNIA - 2.01%

  1,915,000     California Rural Home Mortgage Finance
                Authority, Single Family Mortgage
                Mortgage-Backed Securities Program
                Series A, AMT
                6.35%, 12/01/29
                Insured: GNMA/FNMA/FHLMC.........      2,101,712
  2,000,000     California State, GO
                5.00%, 10/01/19
                Insured: FGIC-TCRS...............      1,942,500
                                                   -------------
                                                       4,044,212
                                                   -------------

                COLORADO - 1.52%

    950,000     Colorado HFA, Single Family Program
                Series B-3
                6.55%, 05/01/25..................      1,017,687
  2,000,000     Denver City & County Airport Revenue
                Series A
                5.50%, 11/15/25
                Insured: MBIA....................      2,027,500
                                                   -------------
                                                       3,045,187
                                                   -------------

                CONNECTICUT - 1.73%

  1,000,000     Connecticut State HEFA, Trinity College
                Series F
                5.50%, 07/01/21
                Insured: MBIA....................      1,041,250
    420,000     Connecticut State HFA, Housing
                Mortgage Finance Program, Series A
                6.10%, 05/15/13..................        438,375
    400,000     Connecticut State HFA, Housing
                Mortgage Finance Program, SubSeries B-1
                6.25%, 05/15/11..................        420,000
  1,520,000     Connecticut State, SP OB Transportation
                Infrastructure, Series A
                5.63%, 12/01/19..................      1,569,400
                                                   -------------
                                                       3,469,025
                                                   -------------



   PAR VALUE                                              VALUE
  ----------                                           ---------



                DISTRICT OF COLUMBIA - 0.55%

 $  345,000     District of Columbia, GO, Series B
                Pre-refunded 2001
                6.00%, 06/01/13
                Insured: MBIA....................  $     381,656
    655,000     District of Columbia, GO, Series B
                Unrefunded balance 2001
                6.00%, 06/01/13
                Insured: MBIA....................        730,325
                                                   -------------
                                                       1,111,981
                                                   -------------

                FLORIDA - 4.27%

  2,000,000     Hillsborough County School Board
                Series A
                5.50%, 07/01/14
                Insured: MBIA....................      2,120,000
  2,835,000     Miami, Dade County, SP OB, Series A
                5.22%, 10/01/14 (A)
                Insured: MBIA....................      1,403,325
  3,000,000     Orange County Tourist Development
                Tax Revenue
                5.50%, 10/01/31
                Insured: AMBAC...................      3,045,000
  1,900,000     Tallahassee Consolidated Utility Systems
                5.50%, 10/01/17
                Insured: FGIC....................      1,997,375
                                                   -------------
                                                       8,565,700
                                                   -------------

                GEORGIA - 4.89%

  2,725,000     Atlanta Airport Revenue, Series A
                5.50%, 01/01/22
                Insured: FGIC....................      2,762,469
  2,000,000     De Kalb County Water & Sewer Revenue
                6.25%, 10/01/06..................      2,217,500
  1,000,000     Fulton County School District, GO
                5.60%, 01/01/11..................      1,067,500
  2,000,000     Georgia State, GO, Series B
                5.75%, 08/01/10..................      2,200,000
  1,500,000     Georgia State, GO, Series E
                5.50%, 07/01/03..................      1,561,875
                                                   -------------
                                                       9,809,344
                                                   -------------

                HAWAII - 0.98%

  1,815,000     Hawaii State, GO, Series CU
                5.75%, 10/01/08
                Insured: MBIA....................      1,971,544
                                                   -------------

                IDAHO - 0.59%

  1,160,000     Idaho Housing & Finance Association
                Single Family Mortgage, Series G-2, AMT
                5.70%, 07/01/16..................      1,181,750
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                ILLINOIS - 4.84%

 $1,300,000     Chicago, GO, Board of Education
                5.60%, 12/01/18
                Insured: FGIC....................  $   1,339,000
  1,000,000     Chicago Skyway Toll Bridge
                5.50%, 01/01/31
                Insured: AMBAC...................      1,001,250
  1,000,000     Cook County, GO
                7.25%, 11/01/07
                Insured: MBIA....................      1,148,750
  3,000,000     Illinois Educational Facilities Authority
                Wesleyan University
                5.65%, 09/01/26
                Insured: MBIA....................      3,056,250
  2,540,000     Illinois State Dedicated Tax Capital
                Appreciation, Civic Center, Series B
                5.79%, 12/15/17 (A)
                Insured: AMBAC...................      1,031,875
  1,000,000     Illinois State, GO
                5.80%, 09/01/18
                Insured: FGIC....................      1,040,000
  1,000,000     Regional Transportation Authority,
                Series A
                6.25%, 06/01/15..................      1,092,500
                                                   -------------
                                                       9,709,625
                                                   -------------

                INDIANA - 2.27%

  2,500,000     Indiana Transportation Finance Authority
                Highway Revenue
                5.38%, 12/01/25..................      2,471,875
  2,000,000     Indianapolis Local Public Improvement
                Bond Bank, Series A
                6.00%, 01/10/18..................      2,092,500
                                                   -------------
                                                       4,564,375
                                                   -------------

                IOWA - 0.83%

  1,635,000     Iowa Finance Authority
                Single Family Mortgage, Series F
                5.55%, 01/01/16
                Insured: GNMA/FNMA...............      1,667,700
                                                   -------------

                KANSAS - 0.84%

  1,575,000     Kansas State
                Department of Highway Transportation
                5.50%, 09/01/14..................      1,693,125
                                                   -------------

                KENTUCKY - 0.52%

  1,000,000     Kentucky Housing Corp., Series C-3
                5.70%, 01/01/11..................      1,035,000
                                                   -------------

                LOUISIANA - 0.51%

  1,000,000     Louisiana State, GO, Series A
                6.00%, 08/01/02
                Insured: FGIC....................      1,032,500
                                                   -------------



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MAINE - 1.03%

 $1,000,000     Maine Governmental Facilities Authority
                Lease Rent Revenue
                5.63%, 10/01/19
                Insured: FSA.....................  $   1,028,750
  1,000,000     Maine Municipal Bond Bank, Series D
                5.70%, 11/01/21
                Insured: MBIA....................      1,036,250
                                                   -------------
                                                       2,065,000
                                                   -------------

                MARYLAND - 3.88%

  2,875,000     Maryland State
                Community Development Administration
                Department of Housing & Community
                Development, Series A, AMT
                5.70%, 07/01/17..................      2,932,500
  2,000,000     Maryland State
                Community Development Administration
                Department of Housing & Community
                Development, Series B, AMT
                5.55%, 09/01/25..................      2,040,000
  1,500,000     Maryland State
                Health & Higher Education Facilities
                Authority, Johns Hopkins University
                6.00%, 07/01/10..................      1,683,750
  1,075,000     Montgomery County
                Housing Opportunity Commission
                Single Family Mortgage, Series A
                5.75%, 07/01/13..................      1,127,406
                                                   -------------
                                                       7,783,656
                                                   -------------

                MASSACHUSETTS - 9.38%

  5,750,000     Massachusetts Bay
                Transportation Authority, General
                Transportation Systems, Series A
                7.00%, 03/01/21
                Insured: MBIA/IBC................      6,907,187
  2,500,000     Massachusetts Bay
                Transportation Authority,
                Revenue Assessment, Series A
                5.25%, 07/01/30..................      2,437,500
  2,000,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................      1,992,500
  1,250,000     Massachusetts State HEFA
                Partners Healthcare System, Series C
                6.00%, 07/01/17..................      1,282,812
  1,000,000     Massachusetts State IFA
                Nantucket Electric Company
                Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street Bank & Trust Co.     1,035,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State IFA
                Tufts University, Series H
                5.50%, 02/15/12
                Insured: MBIA....................  $   2,135,000
  1,000,000     Massachusetts State WRA, Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,052,500
  2,000,000     Route 3 North Transportation
                Improvement Municipal Securities
                Association Lease Revenue
                5.38%, 06/15/33
                Insured: MBIA
                SPA: State Street Bank & Trust Co.     1,985,000
                                                   -------------
                                                      18,827,499
                                                   -------------

                MINNESOTA - 2.01%

  2,000,000     Elk River, GO, Independent School District
                Number 728, Series A
                5.00%, 02/01/17
                Insured: MBIA....................      1,967,500
  1,000,000     Minnesota State, GO
                5.50%, 11/01/13..................      1,058,750
  1,000,000     Rochester Health Care Facilities
                Mayo Foundation, Series A
                5.50%, 11/15/27
                Insured: GO of Mayo Foundation...      1,005,000
                                                   -------------
                                                       4,031,250
                                                   -------------

                MISSISSIPPI - 1.47%

  3,100,000     Mississippi Development Bank, SP OB
                Capital Projects & Equipment Acquisition
                Series A-2
                5.00%, 07/01/24
                Insured: AMBAC...................      2,960,500
                                                   -------------

                MISSOURI - 0.91%

  1,000,000     Missouri State HEFA, St. Louis University
                5.50%, 10/01/16..................      1,060,000
    720,000     Missouri State
                Housing Development Commission
                Single Family, Series B-2, AMT
                6.40%, 03/01/29
                Insured: GNMA/FNMA...............        765,900
                                                   -------------
                                                       1,825,900
                                                   -------------

                NEVADA - 3.33%

  1,000,000     Clark County, GO & Revenue, Series A
                Pre-refunded 06/01/02
                6.00%, 06/01/16
                Insured: AMBAC...................      1,030,800



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEVADA (CONTINUED)

 $1,500,000     Nevada State, GO, Capital Improvement &
                Cultural Affairs, Series A
                5.50%, 02/01/18..................  $   1,533,750
  1,190,000     Nevada State, GO
                Colorado River Commission
                Pre-refunded 07/01/04
                6.50%, 07/01/19..................      1,300,075
  3,000,000     Nevada State, GO, Projects 66 & 67
                Series A
                5.00%, 05/15/28
                Insured: FGIC....................      2,820,000
                                                   -------------
                                                       6,684,625
                                                   -------------

                NEW HAMPSHIRE - 0.94%

  2,000,000     New Hampshire HEFA
                University Systems of New Hampshire
                5.13%, 07/01/33
                Insured: AMBAC...................      1,887,500
                                                   -------------

                NEW JERSEY - 4.27%

  1,000,000     New Jersey EDA, GO
                School Facilities, Series A
                5.50%, 06/15/13
                Insured: AMBAC...................      1,072,500
  1,500,000     New Jersey Health Care Facilities
                Financing Authority, AHS Hospital Corp.
                Series A
                6.00%, 07/01/12
                Insured: AMBAC...................      1,666,875
    500,000     New Jersey State Transportation Trust Fund
                Authority, Transportation System, Series A
                5.50%, 06/15/09..................        540,625
  2,000,000     New Jersey State Transportation Trust Fund
                Authority, Transportation System, Series A
                5.63%, 06/15/14..................      2,157,500
  3,000,000     New Jersey State Turnpike Authority
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................      3,127,500
                                                   -------------
                                                       8,565,000
                                                   -------------

                NEW MEXICO - 1.04%

    750,000     Dona Ana County
                Gross Receipt Tax Revenue
                5.50%, 06/01/16
                Insured: AMBAC...................        787,500
  1,280,000     New Mexico Mortgage Finance Authority
                Single Family Mortgage, Series B-3
                5.50%, 07/01/28
                Insured: GNMA/FNMA/FHLMC.........      1,291,200
                                                   -------------
                                                       2,078,700
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND


PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK - 10.40%

 $2,825,000     Long Island Power Authority Electric
                Systems Revenue, Series A
                5.25%, 12/01/26
                Insured:MBIA/IBC.................  $   2,789,687
  2,165,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series C-1
                5.25%, 07/01/17
                Insured: FGIC....................      2,186,650
  2,000,000     Municipal Assistance Corp. for
                New York City, Series E
                6.00%, 07/01/04..................      2,137,500
  1,000,000     New York City, GO, Series I
                6.00%, 04/15/09..................      1,092,500
  2,500,000     New York City Transitional
                Finance Authority Revenue
                Future Tax Secured, Series C
                4.75%, 05/01/23..................      2,296,875
  2,000,000     New York State Dormitory Authority
                Revenue, Columbia University, Series A
                5.25%, 07/01/20..................      2,007,500
  4,000,000     New York State Dormitory Authority
                Revenue, State University Educational
                Facilities, Series A
                5.25%, 05/15/15
                Insured: FSA-CR..................      4,165,000
  2,000,000     New York State, GO, Series F
                5.25%, 09/15/12..................      2,082,500
  1,000,000     New York State Thruway Authority
                Local Highway & Bridge
                5.38%, 04/01/18..................      1,016,250
  1,000,000     Port Authority of New York & New
                Jersey, SP OB, JFK International
                Air Terminal, Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................      1,100,000
                                                   -------------
                                                      20,874,462
                                                   -------------

                NORTH CAROLINA - 0.43%

    835,000     North Carolina HFA
                Single Family Revenue, Series Y
                6.30%, 09/01/15..................        873,619
                                                   -------------

                OHIO - 2.93%

  1,000,000     Cleveland Waterworks Refunding &
                Improvement, First Mortgage, Series H
                5.50%, 01/01/10
                Insured: MBIA....................      1,056,250
  1,460,000     Forest Hills School District, GO
                6.00%, 12/01/10
                Insured: MBIA....................      1,626,075



   PAR VALUE                                              VALUE
  ----------                                           ---------



                OHIO (CONTINUED)

 $1,000,000     Ohio State Building Authority
                Adult Correctional Facilities, Series A
                6.00%, 04/01/06
                Insured: AMBAC...................  $   1,085,000
  1,000,000     Ohio State Higher Education
                Capital Facilities, Series B
                5.63%, 05/01/15..................      1,051,250
  1,000,000     Ohio State Infrastucture
                Improvement Bond, GO
                5.75%, 02/01/16..................      1,055,000
                                                   -------------
                                                       5,873,575
                                                   -------------

                PENNSYLVANIA - 5.17%

  2,000,000     Delaware Valley Regional Finance Authority
                Local Government Revenue, Series B
                5.60%, 07/01/17
                Insured: AMBAC...................      2,125,000
  2,210,000     Elizabeth Forward School District, GO
                Capital Appreciation, Series B
                5.52%, 09/01/21 (A)
                Insured: MBIA....................        718,250
  2,210,000     Elizabeth Forward School District, GO
                Capital Appreciation, Series B
                5.52%, 09/01/22 (A)
                Insured: MBIA....................        676,812
  1,500,000     Lehigh County General Purpose Authority
                Revenue, Lehigh Valley Hospitals, Series A
                4.35%, 07/01/28 (B)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      1,500,000
  1,500,000     Pennsylvania HFA
                Single Family Mortgage, Series 59-A, AMT
                5.75%, 10/01/23..................      1,515,000
  1,750,000     Pennsylvania Hills, GO
                Pre-refunded 12/01/02
                5.80%, 12/01/13
                Insured: AMBAC...................      1,815,625
  1,000,000     Pennsylvania State Turnpike Commission
                Series R
                5.00%, 12/01/30
                Insured: AMBAC...................        942,500
  1,000,000     Philadelphia School District, GO, Series A
                5.75%, 02/01/13
                Insured: FSA.....................      1,077,500
                                                   -------------
                                                      10,370,687
                                                   -------------

                PUERTO RICO - 1.68%

  3,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      3,382,500
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND - 2.20%

 $1,500,000     Rhode Island State HEBC
                Higher Education Facilities
                Johnson & Wales University
                6.38%, 04/01/12
                Insured: Connie Lee..............  $   1,582,500
  1,500,000     Rhode Island State HEBC
                Higher Education Facilities
                Johnson & Wales University, Series A
                5.75%, 04/01/12
                Insured: Connie Lee..............      1,561,875
    500,000     Rhode Island State HEBC
                Miriam Hospital Foundation, Series B
                Pre-refunded 04/01/03
                6.50%, 04/01/13..................        535,625
    700,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 13
                6.70%, 10/01/15..................        737,625
                                                   -------------
                                                       4,417,625
                                                   -------------

                SOUTH CAROLINA - 1.84%

  1,500,000     Greenville Waterworks Revenue Bonds
                5.50%, 02/01/22..................      1,516,875
  2,100,000     Oconee County PCR
                Duke Power Co. Project
                5.80%, 04/01/14..................      2,170,875
                                                   -------------
                                                       3,687,750
                                                   -------------

                TENNESSEE - 1.04%

  2,000,000     Metropolitan Government of
                Nashville & Davidson County, GO
                5.88%, 05/15/26..................      2,087,500
                                                   -------------

                TEXAS - 9.62%

  1,000,000     Amarillo Health Facilities Corp.
                Baptist St. Anthony Hospital Corp.
                5.50%, 01/01/14
                Insured: FSA.....................      1,048,750
  2,170,000     Harris County HFDC, Memorial
                Hospital System Project, Series A
                6.00%, 06/01/13
                Insured: MBIA....................      2,384,287
  2,000,000     Houston Water & Sewer System
                Junior Lien, Series A
                5.38%, 12/01/27
                Insured: FGIC....................      1,970,000
  4,000,000     Houston Water & Sewer System
                Junior Lien, Series C
                5.35%, 12/01/11 (A)
                Insured: AMBAC...................      2,370,000
  1,775,000     Katy Independent School District
                Capital Appreciation
                3.56%, 08/15/11 (A)..............      1,067,219



   PAR VALUE                                              VALUE
  ----------                                           ---------



                TEXAS (CONTINUED)

 $1,750,000     Lower Colorado River Authority
                Junior Lien, 4th Supplement
                Capital Appreciation
                5.45%, 01/01/13 (A)
                Insured: FGIC....................  $     973,438
  2,000,000     Lower Colorado River Authority
                Junior Lien, 5th Supplement
                5.38%, 01/01/16..................      2,077,500
  2,000,000     Lower Neches Valley Authority IDC
                Mobil Oil Refining Project
                5.80%, 05/01/22..................      2,045,000
  1,000,000     North Central HFDC
                Presbyterian Healthcare
                Pre-refunded 06/01/05
                5.90%, 06/01/21..................      1,077,500
  4,300,000     Sabine River Authority PCR
                Texas Utilities Project, Series A
                4.40%, 03/01/26 (B)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      4,300,000
                                                   -------------
                                                      19,313,694
                                                   -------------

                WASHINGTON - 2.57%

  2,625,000     Port Seattle, Series A
                5.50%, 02/01/26
                Insured: MBIA....................      2,644,688
  1,370,000     Seattle, GO, Series A
                5.50%, 03/01/11..................      1,467,613
  1,000,000     Washington State, GO, Series A
                5.63%, 07/01/13..................      1,057,500
                                                   -------------
                                                       5,169,801
                                                   -------------

                WEST VIRGINIA - 1.06%

  2,000,000     West Virginia School Building Authority
                Capital Improvement
                5.50%, 07/01/11
                Insured: AMBAC...................      2,122,500
                                                   -------------

                WISCONSIN - 2.81%

  1,450,000     Wisconsin State, GO, Series B
                Pre-refunded 10/01/02
                5.50%, 05/01/09..................      1,524,313
  2,000,000     Wisconsin State, GO, Series C
                5.55%, 05/01/21..................      2,040,000
  2,000,000     Wisconsin State, GO, Series D
                5.50%, 05/01/16..................      2,070,000
                                                   -------------
                                                       5,634,313
                                                   -------------

                WYOMING - 0.75%

  1,500,000     Uinta County PCR
                Chevron U.S.A., Inc. Project
                4.35%, 12/01/22 (B)..............      1,500,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    199,898,599
                                                   -------------
                (Cost $194,231,194)



                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



    SHARES                                                VALUE
  ----------                                           ---------




INVESTMENT COMPANIES - 0.21%

    124,675     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     124,675
    291,639     Federated Tax-Free
                Obligations Fund.................        291,639
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        416,314
                                                   -------------
                (Cost $416,314)
TOTAL INVESTMENTS - 99.80%.......................    200,314,913
                                                   -------------
(Cost $194,647,508)
NET OTHER ASSETS AND LIABILITIES - 0.20%.........        401,386
                                                   -------------
NET ASSETS - 100.00%.............................  $ 200,716,299
                                                   =============

--------------------------------------------------------------------------------
(A)          Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
(B)          Variable rate bond. Rate shown reflects the rate in effect at April
             30, 2001.
AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee   College Construction Loan Association
EDA          Economic Development Authority
FGIC         Federal Guaranty Insurance Corp.
FHLMC        Federal Home Loan Mortgage Corp.
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance Company
FSA-CR       FSA Custodial Receipts
GNMA         Government National Mortgage Association
GO           General Obligation
HEBC         Health and Educational Building Corp.
HEFA         Health and Educational Facilities Authority
HFA          Housing Finance Authority
HFDC         Health Facilities Development Corp.
HMFC         Housing & Mortgage Finance Corp.
IBC          Insured Bond Certificate
IDC          Industrial Development Corp.
IFA          Industrial Finance Agency
MBIA         Municipal Bond Insurance Association
PCR          Pollution Control Revenue
SP OB        Special Obligation
SPA          Stand-by Purchase Agreement
TCRS         Transferable Custodial Receipts
WRA          Water Resource Authority



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 97.55%


                CONNECTICUT - 87.89%

 $  250,000     Cheshire, GO
                5.10%, 08/15/07..................  $     260,312
    885,000     Colchester, GO, Lot A
                5.40%, 08/15/10
                Insured: AMBAC...................        955,800
    400,000     Connecticut State Airport Revenue
                Bradley International Airport
                7.40%, 10/01/04
                Insured: FGIC....................        442,500
    500,000     Connecticut State Airport Revenue
                Bradley International Airport
                Refunded balance
                7.65%, 10/01/12
                Insured: FGIC....................        552,500
  1,000,000     Connecticut State Airport Revenue
                Bradley International Airport
                Series A, AMT
                5.13%, 10/01/31
                Insured: FGIC....................        947,500
  1,000,000     Connecticut State
                Juvenile Training School, COP
                5.00%, 12/15/30..................        941,250
     30,000     Connecticut State
                Clean Water Fund
                7.00%, 01/01/11..................         30,640
    200,000     Connecticut State
                Clean Water Fund
                6.00%, 10/01/12..................        224,500
    500,000     Connecticut State HEFA
                Backus (William W.) Hospital Issue
                Series D
                5.63%, 07/01/17
                Insured: AMBAC...................        516,875
    900,000     Connecticut State HEFA
                Connecticut College, Series C-1
                5.50%, 07/01/27
                Insured: MBIA....................        912,375
  1,250,000     Connecticut State HEFA
                Connecticut College, Series D-1
                5.75%, 07/01/30
                Insured: MBIA....................      1,309,375
  2,000,000     Connecticut State HEFA
                Fairfeild University, Series I
                5.25%, 07/01/25
                Insured: MBIA....................      1,997,500
    750,000     Connecticut State HEFA
                Greenwich Hospital Issue, Series A
                5.30%, 07/01/08
                Insured: MBIA....................        795,937
  1,060,000     Connecticut State HEFA
                Middlesex Hospital, Series H
                5.00%, 07/01/12
                Insured: MBIA....................      1,081,200



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $  375,000     Connecticut State HEFA
                Newington Childrens Hospital, Series A
                5.65%, 07/01/05
                Insured: MBIA....................  $     400,312
    500,000     Connecticut State HEFA
                Trinity College, Series F
                5.50%, 07/01/21
                Insured: MBIA....................        520,625
  1,485,000     Connecticut State HEFA
                Trinity College, Series G
                5.00%, 07/01/31
                Insured: AMBAC...................      1,429,312
    125,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-1
                5.85%, 11/15/16..................        127,812
    400,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B
                6.25%, 11/15/05..................        417,500
    100,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B
                6.20%, 05/15/12
                Insured: FHA.....................        104,125
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B
                6.30%, 05/15/24
                Insured: FHA.....................      1,030,000
  1,500,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series D-2
                5.45%, 11/15/24..................      1,501,875
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Subseries B-2, AMT
                5.85%, 05/15/31..................      1,013,750
    705,000     Connecticut State Higher Education
                Supplemental Loan Authority
                Family Education Loan Program, Series A
                5.63%, 11/15/07..................        721,744
  1,000,000     Connecticut State Resource
                Recovery Authority Mid-Connecticut
                Series A
                5.75%, 11/15/07
                Insured: MBIA....................      1,092,500
    250,000     Connecticut State, GO, Series A
                5.10%, 11/15/04..................        262,500
  1,000,000     Connecticut State, GO, Series A
                5.13%, 03/01/10..................      1,046,250
    865,000     Connecticut State, GO, Series A
                5.50%, 04/15/19..................        896,356
     10,000     Connecticut State, Series B
                Pre-refunded
                5.40%, 03/15/08..................         10,712
    390,000     Connecticut State, Series B
                Unrefunded balance
                5.40%, 03/15/08..................        418,275



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $  500,000     Connecticut State, GO, Series C
                5.50%, 08/15/05..................  $     531,875
     25,000     Connecticut State, Series E
                Pre-refunded
                6.00%, 03/15/12..................         27,875
    975,000     Connecticut State, Series E
                Unrefunded balance
                6.00%, 03/15/12..................      1,094,437
    950,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.13%, 09/01/05..................        995,125
    700,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.40%, 04/01/07..................        733,250
  1,250,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.25%, 09/01/07..................      1,326,563
    750,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.38%, 09/01/08..................        801,563
  3,250,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.50%, 10/01/12
                Insured: FGIC....................      3,505,938
    400,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                6.13%, 09/01/12..................        447,500
    200,000     Danbury, GO
                5.63%, 02/01/13..................        218,250
    250,000     East Hampton, GO
                5.10%, 06/15/05
                Insured: MBIA....................        258,125
  1,100,000     Fairfield, GO
                5.00%, 01/01/18..................      1,094,500
    500,000     Hamden, GO
                5.50%, 08/15/14
                Insured: MBIA....................        521,250
    250,000     Hartford County Metropolitan District, GO
                6.70%, 10/01/09..................        293,438
  1,000,000     Hartford, GO
                6.00%, 06/15/02
                Insured: FGIC....................      1,030,000
    300,000     Meriden, GO
                5.75%, 10/15/04
                Insured: AMBAC...................        320,250
    580,000     Monroe, GO
                5.63%, 04/15/14
                Insured: FGIC....................        601,025
    370,000     Montville, GO
                5.30%, 12/01/09..................        396,363
    500,000     New Canaan, GO
                4.75%, 02/01/18..................        482,500
  1,500,000     New Haven, GO
                5.38%, 02/15/11
                Insured: FGIC....................      1,578,750



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $  100,000     New Milford, GO
                5.80%, 10/01/01..................  $     101,131
    250,000     New Milford, GO
                5.50%, 08/01/08..................        270,313
  1,000,000     New Milford, GO
                5.00%, 05/15/15..................      1,000,000
    200,000     Norwalk, GO
                5.00%, 01/15/06..................        205,500
    500,000     Norwich, GO
                Pre-refunded 09/15/04
                5.63%, 09/15/07..................        539,375
    330,000     Regional School District No. 5, GO
                5.05%, 05/15/04..................        333,482
    135,000     Regional School District No. 5, GO
                5.15%, 05/15/05..................        136,428
    225,000     South Central Regional
                Water Authority Water System, Series 11
                5.75%, 08/01/12
                Insured: FGIC....................        237,656
    175,000     South Central Regional
                Water Authority Water System, Series 12
                5.13%, 08/01/07
                Insured: FGIC....................        182,219
  1,300,000     Torrington, GO
                5.13%, 09/15/12
                Insured: FGIC....................      1,352,000
    100,000     Trumbull, GO
                6.00%, 05/15/04..................        106,875
  2,000,000     University of Connecticut, GO
                Series A
                5.38%, 03/01/19
                Insured: MBIA....................      2,035,000
    100,000     West Hartford, GO
                6.00%, 05/01/07..................        110,750
    250,000     West Haven, GO, Series B
                Pre-refunded 06/01/02
                5.40%, 06/01/09..................        257,900
  1,890,000     Westport, GO
                5.00%, 07/15/18..................      1,880,550
                                                   -------------
                                                      46,969,668
                                                   -------------

                MASSACHUSETTS - 1.83%

  1,000,000     Massachusetts Bay Transportation Authority
                Revenue Assessment, Series A
                5.25%, 07/01/30..................        975,000
                                                   -------------

                OHIO - 1.87%

  1,000,000     Ohio State Air Quality Development
                Authority Revenue, Cincinnati Gas &
                Electric, Series A
                4.40%, 09/01/30 (A)
                LOC: Barclays Bank Plc...........      1,000,000
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                PUERTO RICO - 5.96%

 $1,000,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................  $   1,130,000
  1,000,000     Puerto Rico Commonwealth
                Infrastructure Financing Authority
                Series A
                5.50%, 10/01/40..................      1,020,000
  1,000,000     Puerto Rico Municipal Finance Agency, GO
                Series A
                5.50%, 07/01/17
                Insured: FSA.....................      1,035,000
                                                   -------------
                                                       3,185,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     52,129,668
                                                   -------------
                (Cost $50,410,795)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 1.43%

    722,298     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     722,298
     44,962     Federated Connecticut
                Municipal Cash Trust.............         44,962
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        767,260
                                                   -------------
                (Cost $767,260)
TOTAL INVESTMENTS - 98.98%.......................     52,896,928
                                                   -------------
(Cost $51,178,055)
NET OTHER ASSETS AND LIABILITIES - 1.02%.........        544,038
                                                   -------------
NET ASSETS - 100.00%.............................  $  53,440,966
                                                   =============

--------------------------------------------------------------------------------
(A)     Variable rate bond. Rate shown reflects the rate in effect on April 30,
        2001.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
COP     Certificate of Participation
FGIC    Federal Guaranty Insurance Corp.
FHA     Federal Housing Authority
FSA     Financial Security Assurance Company
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Authority
LOC     Line of Credit
MBIA    Municipal Bond Insurance Association
SP OB   Special Obligation



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 96.04%


                MASSACHUSETTS - 91.22%

 $  300,000     Attleboro, GO
                5.20%, 07/01/02
                Insured: AMBAC...................  $     306,750
    250,000     Boston, GO
                5.25%, 10/01/05
                Insured: MBIA....................        264,375
    360,000     Boston, GO, Series A
                5.45%, 02/01/07
                Insured: AMBAC...................        374,850
    225,000     Boston, GO, Series A
                5.55%, 02/01/08
                Insured: AMBAC...................        234,562
  2,000,000     Boston, GO, Series A
                5.00%, 02/01/21
                Insured: FSA.....................      1,935,000
    200,000     Boston Water & Sewer Commission
                General Purpose, Senior Series A
                5.50%, 11/01/01
                Insured: FSA.....................        202,386
    230,000     Boston Water & Sewer Commission
                General Purpose, Senior Series A
                Pre-refunded 11/01/01
                7.00%, 11/01/18
                Insured: FGIC....................        238,922
    100,000     Brookline, GO
                5.60%, 09/01/10..................        103,500
    250,000     Deerfield, GO
                5.60%, 06/15/02..................        255,937
  2,015,000     Everett, GO
                6.00%, 12/15/11
                Insured: MBIA....................      2,259,319
    250,000     Franklin, GO
                5.50%, 11/15/02
                Insured: MBIA....................        258,437
  2,385,000     Holden, GO, Municipal Purpose Loan
                5.75%, 03/01/18
                Insured: FGIC....................      2,489,344
    100,000     Kingston, GO
                5.70%, 08/01/07..................        103,750
    250,000     Lowell, GO
                6.05%, 04/01/11
                Insured: FSA.....................        267,187
    100,000     Lynn Water & Sewer Commission
                5.30%, 12/01/06
                Insured: FGIC....................        104,875
    130,000     Massachusetts Bay Transportation
                Authority, Series A
                6.00%, 03/01/12..................        135,663
    200,000     Massachusetts Bay Transportation
                Authority, Series A
                5.75%, 03/01/22..................        204,404
  1,000,000     Massachusetts Bay Transportation
                Authority, SP OB, Series A
                5.75%, 07/01/18..................      1,046,250



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                5.40%, 03/01/08..................  $   2,132,500
  1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series D
                5.00%, 03/01/11..................      1,055,000
    750,000     Massachusetts Educational Financing
                Authority, Issue G, Series A, AMT
                5.15%, 12/01/15
                Insured: MBIA....................        744,375
  4,000,000     Massachusetts State Capital Appreciation
                Federal Highway Note, Series A
                5.15%, 06/15/15 (A)..............      1,915,000
    250,000     Massachusetts State Consolidated Loan, GO
                Series A
                5.75%, 02/01/15
                Insured: MBIA....................        269,062
    250,000     Massachusetts State Consolidated Loan, GO
                Series B
                5.10%, 07/01/03..................        258,437
  1,000,000     Massachusetts State Consolidated Loan, GO
                Series C
                5.02%, 08/01/18 (A)..............        390,000
    100,000     Massachusetts State Convention
                Center Authority Boston Common
                Parking Garage, Series A
                5.35%, 09/01/06..................        104,875
    100,000     Massachusetts State Convention
                Center Authority, Boston Common
                Parking Garage, Series A
                5.40%, 09/01/07..................        104,625
  2,000,000     Massachusetts State Development
                Finance Agency, Higher Education
                Smith College
                5.75%, 07/01/23..................      2,072,500
  1,200,000     Massachusetts State Development
                Finance Agency, Lease Revenue
                Visual & Performing Arts Project
                6.00%, 08/01/21..................      1,297,500
    800,000     Massachusetts State Development
                Finance Agency, Regis College
                5.00%, 10/01/08..................        786,000
    370,000     Massachusetts State, GO
                Federal Assisted Housing
                6.00%, 02/01/08..................        398,212
    250,000     Massachusetts State, GO
                Series A
                6.25%, 07/01/02..................        258,437
    250,000     Massachusetts State, GO
                Series A
                6.25%, 07/01/04..................        269,063
    750,000     Massachusetts State, GO
                Series A
                5.25%, 02/01/08..................        775,313



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $  200,000     Massachusetts State, GO
                Series B
                5.30%, 11/01/05..................  $     212,000
    100,000     Massachusetts State, GO
                Series B
                5.50%, 11/01/07..................        107,625
  1,000,000     Massachusetts State
                Grant Anticipation Notes, Series A
                5.50%, 06/15/14..................      1,046,250
  1,000,000     Massachusetts State HEFA
                Amherst College, Series G
                5.00%, 11/01/18..................        968,750
  2,000,000     Massachusetts State HEFA
                Amherst College, Series G
                5.38%, 11/01/20..................      2,007,500
    400,000     Massachusetts State HEFA
                Beth Israel Hospital, Series G
                5.70%, 07/01/05
                Insured: AMBAC...................        415,500
  2,000,000     Massachusetts State HEFA
                Brandeis University, Series J
                5.00%, 10/01/26
                Insured: MBIA....................      1,875,000
  1,000,000     Massachusetts State HEFA
                Caregroup, Series A
                5.50%, 07/01/08..................      1,068,750
  1,000,000     Massachusetts State HEFA
                Harvard University, Series P
                5.63%, 11/01/26..................      1,018,750
  1,000,000     Massachusetts State HEFA
                Harvard University, Series P
                5.38%, 11/01/32..................      1,002,500
    100,000     Massachusetts State HEFA
                McLean Hospital Issue, Series C
                6.63%, 07/01/15
                Insured: FGIC....................        105,750
    250,000     Massachusetts State HEFA
                Medical Center of Central Massachusetts
                Series B
                6.00%, 07/01/02
                Insured: AMBAC...................        257,500
  1,110,000     Massachusetts State HEFA
                Northeastern University, Series G
                5.50%, 10/01/12
                Insured: MBIA....................      1,187,700
  1,435,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................      1,429,619
    750,000     Massachusetts State HEFA
                Partners Healthcare System, Series C
                5.75%, 07/01/21..................        741,562
    100,000     Massachusetts State HEFA
                South Shore Hospital, Series E
                5.40%, 07/01/07
                Insured: MBIA....................        103,250



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $  325,000     Massachusetts State HEFA
                South Shore Hospital, Series E
                5.50%, 07/01/13
                Insured: MBIA....................  $     334,344
  2,000,000     Massachusetts State HEFA
                Tufts University, Series I
                5.50%, 02/15/36..................      2,015,000
  1,000,000     Massachusetts State HEFA
                University of Massachusetts, Series A
                5.88%, 10/01/29
                Insured: FGIC....................      1,051,250
    500,000     Massachusetts State HEFA
                Williams College, Series D
                5.40%, 07/01/05..................        525,000
  1,750,000     Massachusetts State HEFA
                Williams College, Series F
                5.50%, 07/01/26..................      1,758,750
    150,000     Massachusetts State HFA
                Single Family, Series 41
                5.25%, 06/01/01..................        150,212
  1,000,000     Massachusetts State HFA
                Single Family, Series 77, AMT
                5.95%, 06/01/25
                Insured: FSA.....................      1,032,500
  1,250,000     Massachusetts State IFA
                Belmont Hill School
                5.63%, 09/01/20..................      1,254,688
    400,000     Massachusetts State IFA
                Brooks School
                5.95%, 07/01/23..................        427,500
  1,000,000     Massachusetts State IFA
                Combined Jewish Philanthropies, Series A
                6.38%, 02/01/15
                Insured: AMBAC...................      1,056,250
  1,000,000     Massachusetts State IFA
                Concord Academy
                5.50%, 09/01/27..................        922,500
  1,000,000     Massachusetts State IFA
                Groton School, Series A
                5.00%, 03/01/28..................        930,000
    250,000     Massachusetts State IFA
                Lesley College Project, Series A
                6.00%, 07/01/10
                Insured: Connie Lee..............        268,438
    300,000     Massachusetts State IFA
                Milton Academy, Series B
                5.30%, 09/01/08
                Insured: MBIA....................        312,000
    950,000     Massachusetts State IFA
                Nantucket Electric Co.
                Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street Bank & Trust Co.       983,250
    500,000     Massachusetts State IFA
                Park School
                5.90%, 09/01/26..................        506,250



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State IFA
                Phillips Academy
                5.38%, 09/01/23..................  $   2,005,000
  1,210,000     Massachusetts State IFA
                Trustees Deerfield Academy
                5.00%, 10/01/23..................      1,140,425
  1,830,000     Massachusetts State IFA
                Tufts University, Series H
                5.50%, 02/15/13
                Insured: MBIA....................      1,946,663
  1,200,000     Massachusetts State IFA
                Wentworth Institute of Technology
                5.65%, 10/01/18..................      1,162,500
  1,300,000     Massachusetts State IFA
                Worcester Polytechnic Institute, Series 2
                5.25%, 09/01/14
                Insured: MBIA....................      1,330,875
    585,000     Massachusetts State Port Authority
                5.63%, 07/01/12..................        622,294
    250,000     Massachusetts State Port Authority
                Series B
                5.30%, 07/01/01..................        250,897
  2,000,000     Massachusetts State Port Authority
                Series C
                5.63%, 07/01/18..................      2,060,000
  1,000,000     Massachusetts State, SP OB and Revenue
                Consolidated Loan Series A
                5.50%, 06/01/13..................      1,065,000
    200,000     Massachusetts State, SP OB and Revenue
                Series A
                6.00%, 06/01/13
                Insured: AMBAC...................        206,138
    250,000     Massachusetts State, SP OB and Revenue
                Series A
                Pre-refunded 06/01/04
                5.80%, 06/01/14..................        267,500
    250,000     Massachusetts State Turnpike Authority
                Series A
                5.00%, 01/01/13..................        256,875
  1,000,000     Massachusetts State Turnpike Authority
                Metropolitan Highway System
                Subordinated, Series A
                5.13%, 01/01/09
                Insured: AMBAC...................      1,047,500
  1,500,000     Massachusetts State Turnpike Authority
                Metropolitan Highway System
                Subordinated, Series A
                5.00%, 01/01/39
                Insured: AMBAC...................      1,357,500
    250,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                5.00%, 02/01/02..................        253,550
  2,000,000     Massachusetts State WPAT
                Pooled Loan Program, Series 5
                5.75%, 08/01/16..................      2,107,500
    225,000     Massachusetts State WPAT, Series A
                Prerefunded
                5.40%, 08/01/11..................        240,750



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $   25,000     Massachusetts State WPAT, Series A
                Unrefunded balance
                5.40%, 08/01/11..................  $      26,656
    300,000     Massachusetts State WRA, Series A
                6.30%, 12/01/01..................        305,760
    190,000     Massachusetts State WRA, Series A
                Pre-refunded 07/15/02
                6.50%, 07/15/21..................        200,687
    300,000     Massachusetts State WRA, Series B
                5.88%, 11/01/04..................        315,375
  1,165,000     Massachusetts State WRA, Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,226,162
  1,000,000     Methuen, GO
                5.63%, 11/15/14
                Insured: FSA.....................      1,052,500
    450,000     New England Education
                Loan Marketing Corp., Issue A
                5.80%, 03/01/02..................        459,387
    200,000     Northampton, GO
                5.30%, 09/01/10
                Insured: AMBAC...................        206,500
  1,725,000     Plymouth, GO
                5.00%, 10/15/18
                Insured: MBIA....................      1,677,563
  2,500,000     Route 3 North Transportation
                Improvement Municipal Securities
                Association Lease Revenue
                5.38%, 06/15/33
                Insured: MBIA
                SPA: State Street Bank & Trust Co.     2,481,250
    150,000     Salem, GO
                5.80%, 07/15/06
                Insured: AMBAC...................        156,188
    100,000     Salem, GO
                5.90%, 07/15/07
                Insured: AMBAC...................        104,250
    200,000     Sandwich, GO
                5.40%, 11/01/07
                Insured: AMBAC...................        209,750
  1,000,000     Southeastern Massachusetts University
                Building Authority, Series A
                5.75%, 05/01/16
                Insured: AMBAC...................      1,031,250
  1,000,000     Springfield, GO Municipal Purpose Loan
                6.00%, 10/01/16..................      1,086,250
  1,000,000     Springfield, GO Municipal Purpose Loan
                5.00%, 11/15/18..................        967,500
    250,000     University of Lowell
                Building Authority Fifth, Series A
                6.75%, 11/01/03
                Insured: AMBAC...................        269,063
    200,000     University of Massachusetts
                Building Authority, Series A
                5.50%, 05/01/03
                Insured: MBIA....................        207,500
                                                   -------------
                                                      79,996,906
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                OHIO - 1.71%

 $1,500,000     Ohio State Air Quality Development
                Authority Revenue
                Cincinnati Gas & Electric, Series A
                4.40%, 09/01/30 (B)
                LOC: Barclays Bank Plc...........  $   1,500,000
                                                   -------------

                PUERTO RICO - 3.11%

    500,000     Puerto Rico Commonwealth
                Aqueduct & Sewer Authority
                6.00%, 07/01/09
                Insured: MBIA....................        564,375
  1,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      1,127,500
  1,000,000     Puerto Rico
                Municipal Finance Agency, GO
                Series A
                5.50%, 07/01/17
                Insured: FSA.....................      1,035,000
                                                   -------------
                                                       2,726,875
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     84,223,781
                                                   -------------
                (Cost $82,599,206)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 1.18%

  1,000,200     Dreyfus Tax-Exempt
                Cash Management Fund.............  $   1,000,200
     38,469     Federated Massachusetts
                Municipal Cash Trust.............         38,469
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,038,669
                                                   -------------
                (Cost $1,038,669)
TOTAL INVESTMENTS - 97.22%.......................     85,262,450
                                                   -------------
(Cost $83,637,875)
NET OTHER ASSETS AND LIABILITIES - 2.78%.........      2,438,736
                                                   -------------
NET ASSETS - 100.00%.............................  $  87,701,186
                                                   =============

--------------------------------------------------------------------------------
(A) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
(B)        Variable rate bond. Rate shown reflects the rate in effect at April
           30, 2001.
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
Connie Lee College Construction Loan Association
FGIC       Federal Guaranty Insurance Corp.
FSA        Financial Security Assurance Company
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
IFA        Industrial Finance Agency
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
SPA        Stand-by Purchase Agreement
SP OB      Special Obligation
WPAT       Water Pollution Abatement Test
WRA        Water Resource Authority



                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 97.46%


                DELAWARE - 1.90%

 $  250,000     Delaware River & Bay Authority, Series A
                5.40%, 01/01/14
                Insured: AMBAC...................  $     258,438
                                                   -------------

                NEW JERSEY - 87.23%

    400,000     Flemington Raritan
                Regional School District, GO
                5.70%, 02/01/15
                Insured: FGIC....................        433,500
    235,000     Freehold Township Board of Education, GO
                5.38%, 07/15/10
                Insured: FSA.....................        247,044
     50,000     Lenape Regional High School District, GO
                5.00%, 04/01/12
                Insured: FGIC....................         50,875
    500,000     Lindenwold Borough School District, GO
                5.20%, 06/01/25
                Insured: FSA.....................        495,000
    250,000     Mercer County Improvement Authority
                Youth Center, Series B
                5.00%, 02/15/14
                Insured: FGIC....................        251,562
    400,000     Middlesex County Improvement Authority
                Senior Citizens Housing Project
                5.20%, 09/01/02..................        402,580
    500,000     Middletown Township
                Board of Education, GO
                5.00%, 08/01/27
                Insured: FSA.....................        483,125
     50,000     Monmouth County Improvement
                Authority Governmental Loan
                5.50%, 12/01/07
                Insured: AMBAC...................         53,937
    100,000     Morristown, GO
                5.15%, 02/01/09
                Insured: FSA.....................        104,500
    250,000     New Jersey Building Authority
                State Building Revenue
                6.00%, 06/15/07..................        275,312
    250,000     New Jersey Economic Development
                Authority, State Office Buildings
                5.25%, 06/15/08
                Insured: AMBAC...................        265,312
    400,000     New Jersey Educational Facilities
                Authority, Higher Education Facility
                Trust Fund Bonds, Series A
                5.13%, 09/01/06
                Insured: AMBAC...................        422,000
    250,000 New Jersey Educational Facilities Authority Rowan University Issue, Series B
                5.25%, 07/01/19
                Insured: FGIC....................        250,937
    500,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment, Series G
                5.00%, 04/01/12
                Insured: FGIC....................        511,250



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW JERSEY (CONTINUED)

 $  300,000     New Jersey Health Care Facilities Financing
                Authority, Medical Center at Princeton
                5.13%, 07/01/18
                Insured: AMBAC...................  $     297,375
    190,000     New Jersey Sports & Exposition Authority
                Convention Center Luxury Tax Revenue
                Series A
                Pre-refunded 07/01/2002
                6.00%, 07/01/13
                Insured: MBIA....................        199,500
    250,000     New Jersey State Educational Facilities
                Authority, Capital Improvement Fund
                Series A
                5.00%, 09/01/03..................        258,438
    500,000     New Jersey State Educational Facilities
                Authority, William Patterson University
                Series A
                5.38%, 07/01/21
                Insured: FGIC....................        505,000
    500,000     New Jersey State Highway Authority
                Garden State Parkway
                6.20%, 01/01/10..................        562,500
    300,000     New Jersey State Highway Authority
                Garden State Parkway
                5.60%, 01/01/17
                Insured: FGIC....................        312,375
    240,000     New Jersey State HMFA
                Home Buyer, Series G
                4.63%, 04/01/15
                Insured: MBIA....................        241,200
    155,000     New Jersey State HMFA
                Home Buyer, Series O, AMT
                5.80%, 10/01/20
                Insured: MBIA....................        155,849
    400,000     New Jersey State HMFA
                Multi-Family Housing, Series E2
                5.75%, 11/01/25
                Insured: FSA.....................        411,000
    250,000     New Jersey State HMFA, Series B
                6.05%, 11/01/17
                Insured: FSA.....................        262,812
    400,000     New Jersey State Transportation Trust
                Fund Authority, Transportation System
                Series A
                5.00%, 06/15/06..................        419,000
    250,000     New Jersey State Transportation Trust
                Fund Authority, Transportation System
                Series A
                5.50%, 06/15/09..................        270,313
    400,000     New Jersey State Transportation Trust
                Fund Authority, Transportation System
                Series A
                5.63%, 06/15/12..................        434,000
    295,000     New Jersey State Turnpike Authority
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................        307,538
    500,000     New Jersey State Turnpike Authority
                Series A
                5.50%, 01/01/30
                Insured: MBIA....................        510,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW JERSEY (CONTINUED)

 $  400,000     Ocean County, GO, General Improvement
                5.30%, 12/01/06..................  $     427,500
     50,000     Plumsted Township
                Board of Education, GO
                5.00%, 03/01/14
                Insured: FGIC....................         50,375
    250,000     Trenton, GO
                5.70%, 03/01/19
                Insured: FGIC....................        259,063
    250,000     Union County, GO, General Improvement
                5.13%, 02/01/16..................        251,563
    300,000     Vernon Township Board of Education, GO
                5.38%, 12/01/19
                Insured: FGIC....................        303,750
    400,000     West Deptford Township, GO
                5.50%, 09/01/20
                Insured: FGIC....................        408,500
    250,000     West Orange Board of Education, COP
                5.63%, 10/01/29
                Insured: MBIA....................        257,813
    500,000     West Windsor Plainsboro
                Regional School District, GO
                5.50%, 12/01/14
                Insured: FGIC....................        519,375
                                                   -------------
                                                      11,871,773
                                                   -------------

                NEW YORK - 2.21%

    300,000     Long Island Power Authority
                Electric Systems Revenue, Series 6
                4.25%, 05/01/33 (A)
                LOC: ABN AMRO Bank, N.V./Morgan
                Guaranty Trust...................        300,000
                                                   -------------

                PUERTO RICO - 6.12%

    250,000     Puerto Rico Commonwealth, GO
                5.00%, 07/01/27
                Insured: FSA.....................        241,875
    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        282,500
     50,000     Puerto Rico Electric Power Authority
                Series AA
                5.25%, 07/01/17
                Insured: MBIA....................         50,813
    250,000     Puerto Rico Electric Power Authority
                Series DD
                5.25%, 07/01/15
                Insured: FSA.....................        257,812
                                                   -------------
                                                         833,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     13,263,211
                                                   -------------
                (Cost $12,983,665)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 1.40%

      7,950     Dreyfus Tax-Exempt
                Cash Management Fund.............  $       7,950
    182,906     Federated Tax-Free Obligations Fund      182,906
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        190,856
                                                   -------------
                (Cost $190,856)
TOTAL INVESTMENTS - 98.86%.......................     13,454,067
                                                   -------------
(Cost $13,174,521)
NET OTHER ASSETS AND LIABILITIES- 1.14%..........        155,211
                                                   -------------
NET ASSETS - 100.00%.............................  $  13,609,278
                                                   =============

--------------------------------------------------------------------------------
(A)     Variable Rate Bond. Rate shown reflects the rate in effect at April 30,
        2001.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
COP     Certificate of Participation
FGIC    Federal Guaranty Insurance Corp.
FSA     Financial Security Assurance Company
GO      General Obligation
HMFA    Housing and Mortgage Finance Agency
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association



                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 96.24%


                NEW YORK - 93.18%

 $1,000,000     Albany County, GO
                5.50%, 06/01/08
                Insured: FGIC....................  $   1,052,500
  1,000,000     Albany County Airport Authority, AMT
                5.38%, 12/15/17
                Insured: FSA.....................      1,007,500
    100,000     Canandaigua City School District, GO
                6.50%, 06/01/10
                Insured: AMBAC...................        115,125
  2,000,000     Long Island Power Authority
                Electric Systems Revenue
                5.00%, 04/01/09
                Insured: MBIA....................      2,077,500
    900,000     Long Island Power Authority, Electric
                Systems Revenue, Series 6
                4.25%, 05/01/33 (B)
                LOC: ABN AMRO Bank, N.V./Morgan
                Guaranty Trust...................        900,000
  2,000,000     Long Island Power Authority
                Electric Systems Revenue, Series A
                5.50%, 12/01/13
                Insured: FSA.....................      2,130,000
  1,000,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series A
                5.50%, 04/01/16
                Insured: MBIA....................      1,033,750
  2,000,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series A
                5.00%, 04/01/23
                Insured: FGIC....................      1,945,000
  1,000,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series C-1
                5.25%, 07/01/17
                Insured: FGIC....................      1,010,000
  2,000,000     Metropolitan Transportation Authority
                Transportation Facilities Revenue Series A
                6.00%, 07/01/19..................      2,135,000
    900,000     Monroe County, GO Public Improvement
                Pre-refunded 06/01/04
                6.10%, 06/01/14
                Insured: AMBAC...................        983,250
     25,000     Monroe County, GO Public Improvement
                Unrefunded Balance
                6.10%, 03/01/09
                Insured: MBIA....................         25,655
  1,000,000     Monroe County New York Water Authority
                Water Revenue
                5.25%, 08/01/36..................        970,000
  1,000,000     Monroe Woodbury Central School District, GO
                5.63%, 05/15/18
                Insured: MBIA....................      1,030,000
  1,500,000     Municipal Assistance Corporation for
                New York City, Series L
                6.00%, 07/01/08..................      1,659,375



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK (CONTINUED)

 $  500,000     New Castle, GO, Public Improvement
                5.88%, 09/15/09..................  $     521,250
  2,060,000     New York City, GO, Capital Appreciation
                Series F
                4.59%, 08/01/08 (A)
                Insured: MBIA....................      1,490,925
  3,500,000     New York City, GO, Capital Appreciation
                Series G
                4.65%, 08/01/08 (A)
                Insured: MBIA....................      2,533,125
  1,000,000     New York City, GO, Series I
                6.00%, 04/15/09..................      1,092,500
  1,000,000     New York City, GO, Series F
                5.00%, 08/01/09..................      1,036,250
  1,000,000     New York City Industrial Development
                Agency, Civic Facility Trinity Episcopal
                School Corp. Project
                5.25%, 06/15/17
                Insured: MBIA....................      1,008,750
  2,000,000     New York City MWFA, Water &
                Sewer System, Series A
                5.13%, 06/15/15..................      2,015,000
  1,000,000     New York City MWFA, Water &
                Sewer System, Series A
                6.00%, 06/15/17..................      1,030,000
  1,000,000     New York City MWFA, Water &
                Sewer System, Series A
                5.75%, 06/15/18
                Insured: AMBAC...................      1,025,000
    750,000     New York City MWFA, Water &
                Sewer System, Series B
                5.75%, 06/15/13
                Insured: FGIC....................        751,358
  1,000,000     New York City MWFA, Water &
                Sewer System, Series B
                5.75%, 06/15/26
                Insured: MBIA....................      1,030,000
  1,000,000     New York City MWFA, Water &
                Sewer System, Series B
                5.25%, 06/15/29
                Insured: FSA.....................        983,750
  1,725,000     New York City MWFA, Water &
                Sewer System, Series C
                5.00%, 06/15/21
                Insured: FGIC....................      1,666,781
  3,000,000     New York City Transitional Finance
                Authority, Future, Revenue, Series C
                5.50%, 11/01/29..................      3,048,750
  2,000,000     New York City Trust For Cultural
                Resources, Revenue American
                Museum of Natural History, Class A
                5.60%, 04/01/18
                Insured: MBIA....................      2,060,000
  1,000,000     New York State, GO
                Pre-refunded 11/15/02
                6.13%, 11/15/10..................      1,053,750
  3,000,000     New York State, GO
                5.25%, 03/01/15..................      3,041,250



                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK (CONTINUED)

 $1,685,000     New York State Dormitory Authority
                4201 Schools Program
                6.25%, 07/01/20..................  $   1,861,925
  2,000,000     New York State Dormitory Authority
                City University System Consolidated
                2nd Generation, Series A
                6.13%, 07/01/13
                Insured: AMBAC...................      2,242,500
  2,000,000     New York State Dormitory Authority
                Columbia University
                5.00%, 07/01/18..................      1,970,000
  3,525,000     New York State Dormitory Authority
                Fordham University
                5.00%, 07/01/28
                Insured: MBIA....................      3,353,156
  1,000,000     New York State Dormitory Authority
                Ithaca College
                5.00%, 07/01/21
                Insured: AMBAC...................        967,500
  1,175,000     New York State Dormitory Authority
                Mount Sinai School of Medicine, Series B
                5.70%, 07/01/11
                Insured: MBIA....................      1,274,875
    500,000     New York State Dormitory Authority
                New York University
                Pre-refunded 07/01/01
                6.25%, 07/01/09
                Insured: FGIC....................        512,503
  1,205,000     New York State Dormitory Authority
                New York University, Series 1
                5.50%, 07/01/15
                Insured: AMBAC...................      1,284,831
  1,000,000     New York State Dormitory Authority
                New York University, Series A
                6.00%, 07/01/17
                Insured: MBIA....................      1,113,750
  2,000,000     New York State Dormitory Authority
                New York University, Series A
                5.75%, 07/01/20
                Insured: MBIA....................      2,162,500
  1,500,000     New York State Dormitory Authority
                Rockefeller University
                5.00%, 07/01/28..................      1,441,875
  1,000,000     New York State Dormitory Authority
                State University Dormitory Facilities
                Series A
                6.00%, 07/01/30..................      1,077,500
  1,125,000     New York State Dormitory Authority
                University of Rochester, Series A
                5.00%, 07/01/27
                Insured: MBIA....................      1,072,969
    100,000     New York State EFC, PCR State Water
                Series A
                6.40%, 09/15/06..................        105,375
    500,000     New York State EFC, PCR State Water
                Series B
                6.50%, 09/15/08..................        525,625



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK (CONTINUED)

 $  100,000     New York State EFC, PCR State Water
                Series E
                Pre-refunded 06/15/01
                6.88%, 06/15/10..................  $     102,440
  1,535,000     New York State Highway &
                Bridge Authority, Series B-1
                5.50%, 04/01/10
                Insured: FGIC....................      1,652,044
  2,000,000     New York State Highway &
                Bridge Authority, Series B-1
                5.75%, 04/01/16
                Insured: FGIC....................      2,122,500
    500,000     New York State Housing Finance Agency
                Multifamily Mortgage Housing, Series A
                6.95%, 08/15/12..................        521,250
  1,500,000     New York State Local Government
                Assistance Corp., Series E
                6.00%, 04/01/14
                Insured: GO of New York State....      1,663,125
    800,000     New York State Medical Care Facilities
                Finance Agency, Second Mortgage
                Program Health Care Projects, Series B
                6.35%, 11/01/14..................        825,896
    500,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 27
                6.90%, 04/01/15..................        516,665
  3,000,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 67, AMT
                5.70%, 10/01/17..................      3,048,750
  1,000,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 96
                5.20%, 10/01/14..................      1,011,250
  1,000,000     New York State Power Authority Revenue
                General Purpose,
                Series AA
                Pre-refunded 1/01/02
                6.38%, 01/01/12..................      1,042,170
    500,000     Onondaga County, GO
                5.88%, 02/15/10..................        550,625
    100,000     Orleans County, GO
                6.50%, 09/15/08..................        113,250
    500,000     Port Authority of New York & New Jersey
                Consolidated Loan, Series 78
                6.50%, 04/15/11..................        515,820
  1,000,000     Port Authority of New York &
                New Jersey, SP OB, JFK International
                Air Terminal, Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................      1,100,000
    545,000     Rensselaer County, GO, Series A
                5.25%, 06/01/11
                Insured: AMBAC...................        575,656
  2,000,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series B
                5.50%, 01/01/30..................      2,025,000
    500,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/06..................        507,020



                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK (CONTINUED)

 $  500,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/07..................  $     506,755
    750,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/08..................        759,345
    300,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.63%, 01/01/12..................        349,500
    750,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series Y
                6.00%, 01/01/12..................        835,313
  2,000,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series Y
                5.50%, 01/01/17..................      2,115,000
     50,000     Triborough Bridge & Tunnel Authority
                Revenue, SP OB
                Unrefunded Balance
                6.15%, 01/01/06
                Insured: FGIC....................         51,482
    500,000     United Nations Development Corp.
                Senior Lien, Series A
                Pre-refunded 07/01/03
                6.00%, 07/01/06..................        536,875
    500,000     United Nations Development Corp.
                Subordinated Lien, Series B
                Pre-refunded 07/01/03
                6.20%, 07/01/11..................        538,750
                                                   -------------
                                                      88,016,459
                                                   -------------

                OHIO - 1.06%

  1,000,000     Ohio State Air Quality
                Development Authority Revenue
                Cincinnati Gas & Electric, Series A
                4.40%, 09/01/30 (B)
                LOC: Barclays Bank Plc...........      1,000,000
                                                   -------------

                PENNSYLVANIA - 0.81%

  2,210,000     Elizabeth Forward School
                District, GO, Capital Appreciation
                Series B
                5.68%, 09/01/20 (A)..............        762,450
                                                   -------------

                PUERTO RICO - 1.19%

  1,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      1,127,500
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     90,906,409
                                                   -------------
                (Cost $88,001,100)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 3.50%

  3,248,864     Dreyfus Tax-Exempt
                Cash Management Fund.............  $   3,248,864
     57,165     Federated New York Muni Cash Trust        57,165
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      3,306,029
                                                   -------------
                (Cost $3,306,029)
TOTAL INVESTMENTS - 99.74%.......................     94,212,438
                                                   -------------
(Cost $91,307,129)
NET OTHER ASSETS AND LIABILITIES - 0.26%.........        241,647
                                                   -------------
NET ASSETS - 100.00%.............................  $  94,454,085
                                                   =============

--------------------------------------------------------------------------------
(A) Zero Coupon Bond. Rate shown reflects the effective yield to maturity at time of purchase.
(B)     Variable rate bond. Rate shown reflects the rate in effect at April 30,
        2001.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
EFC     Environmental Facilities Corp.
FGIC    Federal Guaranty Insurance Corp.
FSA     Financial Security Assurance Company
GO      General Obligation
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
MWFA    Municipal Water Finance Authority
PCR     Pollution Control Revenue
SP OB   Special Obligation



                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 98.80%


                ALASKA - 1.12%

 $2,000,000     North Slope Boro Capital Appreciation, GO
                Series B
                5.11%, 06/30/09 (A)
                Insured: MBIA....................  $   1,357,500
                                                   -------------

                CALIFORNIA - 1.24%

  1,500,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                American Airlines, Inc., Los Angeles
                International Airport, Series G
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank.......      1,500,000
                                                   -------------

                ILLINOIS - 1.88%

  1,000,000     Chicago Board of Education, GO
                5.50%, 12/01/31
                Insured: FGIC....................      1,001,250
  2,000,000     Will County, Community Unit
                School District, Series B
                4.62%, 11/01/10 (A)
                Insured: FSA.....................      1,272,500
                                                   -------------
                                                       2,273,750
                                                   -------------

                NEVADA - 0.23%

    300,000     Nevada State, GO, Projects 66 & 67
                Series A
                5.00%, 05/15/28
                Insured: FGIC....................        282,000
                                                   -------------

                NEW JERSEY - 0.84%

  1,000,000     New Jersey State Turnpike Authority
                Series A
                5.50%, 01/01/30
                Insured: MBIA....................      1,020,000
                                                   -------------

                PUERTO RICO - 7.32%

    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        282,500
  3,500,000     Puerto Rico Commonwealth, GO
                Capital Appreciation
                4.85%, 07/01/14 (A)
                Insured: MBIA....................      1,815,625
    500,000     Puerto Rico Commonwealth, GO
                Public Improvement
                5.50%, 07/01/12
                Insured: FSA-CR..................        546,875



   PAR VALUE                                              VALUE
  ----------                                           ---------



                PUERTO RICO (CONTINUED)

 $  500,000     Puerto Rico Commonwealth Special Tax
                Revenue, Infrastructure Finance Authority
                Series A
                5.00%, 07/01/16
                Insured: AMBAC...................  $     502,500
    500,000     Puerto Rico Electric Power Authority
                Revenue, Series EE
                5.25%, 07/01/15
                Insured: MBIA....................        515,625
    360,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.25%, 10/01/12
                Insured: MBIA....................        378,900
  1,550,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,631,375
    350,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.50%, 10/01/14
                Insured: MBIA....................        369,687
    400,000     Puerto Rico Municipal
                Finance Agency, Series A
                6.00%, 07/01/14
                Insured: FSA.....................        434,000
    315,000     Puerto Rico Municipal
                Finance Agency, GO, Series A
                5.50%, 07/01/17
                Insured: FSA.....................        326,025
  2,000,000     Puerto Rico Public Buildings Authority
                Series M
                5.75%, 07/01/15
                Insured: FSA.....................      2,075,000
                                                   -------------
                                                       8,878,112
                                                   -------------

                RHODE ISLAND - 85.27%

  1,080,000     Bristol County Water Authority
                Revenue, GO, Series A
                5.20%, 12/01/13
                Insured: MBIA....................      1,098,900
  1,000,000     Bristol County Water Authority
                Revenue, GO, Series A
                5.20%, 12/01/14
                Insured: MBIA....................      1,011,250
    500,000     Bristol County Water Authority
                Revenue, GO, Series A
                5.00%, 07/01/16
                Insured: MBIA....................        492,500
    200,000     Burrillville, GO
                5.85%, 05/01/14
                Insured: FGIC....................        210,500
  1,505,000     Central Falls Detention Facility Corp.
                Donald Wyatt Detention Facility, Series A
                5.25%, 01/15/13..................      1,521,931



                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $1,000,000     Central Falls Detention Facility Corp.
                Donald Wyatt Detention Facility, Series A
                5.38%, 01/15/18..................  $     990,000
  1,000,000     Convention Center Authority, Series A
                5.50%, 05/15/13
                Insured: AMBAC...................      1,030,000
    500,000     Convention Center Authority, Series A
                6.38%, 05/15/23
                Insured: MBIA....................        510,475
  1,000,000     Cranston, GO
                6.10%, 06/15/10
                Insured: MBIA....................      1,102,500
  1,500,000     Cranston, GO
                6.10%, 06/15/15
                Insured: MBIA....................      1,653,750
  1,000,000     Exeter West Greenwich
                Regional School District, GO
                5.40%, 11/15/10
                Insured: MBIA....................      1,057,500
    500,000     Kent County Water Authority, Series A
                6.00%, 07/15/08
                Insured: MBIA....................        532,500
    500,000     Lincoln, GO
                5.50%, 08/15/10
                Insured: MBIA....................        515,625
    995,000     North Kingstown, GO
                5.60%, 10/01/16
                Insured: FGIC....................      1,029,825
    500,000     North Kingstown, GO
                5.75%, 10/01/19
                Insured: FGIC....................        522,500
  1,100,000     North Providence
                School Improvement Bonds, Series A
                6.00%, 07/01/12
                Insured: MBIA....................      1,201,750
    500,000     North Providence
                School Improvement Bonds, Series A
                6.05%, 07/01/13
                Insured: MBIA....................        544,375
    300,000     Pawtucket, GO
                5.63%, 04/15/07
                Insured: MBIA....................        313,125
    400,000     Pawtucket, GO
                5.75%, 04/15/11
                Insured: FGIC....................        418,000
  1,085,000     Providence, GO
                5.10%, 01/15/06
                Insured: FSA.....................      1,132,469
    500,000     Providence, GO
                5.70%, 01/15/06
                Insured: MBIA....................        515,290
    500,000     Providence, GO
                5.45%, 01/15/10
                Insured: FSA.....................        527,500
  1,825,000     Providence, GO, Series A
                5.70%, 07/15/12
                Insured: FSA.....................      1,936,781



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $  335,000     Providence Housing Development Corp.
                Mortgage Revenue, Section 8, Barbara
                Jordan Apartments, Series A
                6.50%, 07/01/09
                Insured: MBIA/FHA................  $     353,844
  2,035,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.38%, 12/15/11
                Insured: FSA.....................      2,159,644
    500,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.13%, 12/15/14
                Insured: FSA.....................        505,625
  1,500,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.25%, 12/15/14
                Insured: FSA.....................      1,530,000
    500,000     Providence Public Building Authority
                Series A
                5.40%, 12/15/11
                Insured: FSA.....................        524,375
  1,000,000     Rhode Island Board Authority
                State Public Projects, Series A
                5.25%, 02/01/10
                Insured: AMBAC...................      1,048,750
    435,000     Rhode Island Clean Water Protection
                Finance Agency PCR, Series A
                5.88%, 10/01/15
                Insured: MBIA....................        453,487
    500,000     Rhode Island Clean Water Protection
                Finance Agency PCR, Series A
                5.25%, 10/01/16
                Insured: AMBAC...................        505,625
    150,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.20%, 01/01/06
                Insured: AMBAC...................        163,313
    500,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.50%, 01/01/09
                Insured: AMBAC...................        542,500
    100,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.70%, 01/01/15
                Insured: AMBAC...................        108,125
    500,000     Rhode Island Clean Water Protection
                Finance Agency, Wastewater
                Treatment System, Cranston
                5.80%, 09/01/22
                Insured: MBIA....................        513,125
  4,600,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.40%, 08/01/06..................      5,123,250



                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $  500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.50%, 08/01/07
                Insured: FSA.....................  $     565,000
  2,500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.88%, 08/01/11..................      2,756,250
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/14
                Insured: FSA.....................      1,071,250
    500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/21..................        526,875
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                5.80%, 08/01/12
                Insured: MBIA....................      1,093,750
    250,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                Pre-refunded 02/01/11
                5.25%, 08/01/21
                Insured: MBIA....................        263,438
  1,500,000     Rhode Island Port Authority EDC
                Shepard Building Project, Series B
                6.75%, 06/01/15
                Insured: AMBAC...................      1,659,375
  1,000,000     Rhode Island State and Providence
                Plantations, COP, Central Power Plants
                Project C
                5.38%, 10/01/20
                Insured: MBIA....................      1,005,000
  2,580,000     Rhode Island State Consolidated Capital
                Development Loan, GO, Series A
                5.25%, 09/01/08..................      2,731,575
  1,000,000     Rhode Island State Consolidated Capital
                Development Loan, GO, Series A
                5.25%, 07/15/10
                Insured: FGIC....................      1,052,500
  1,250,000     Rhode Island State Consolidated Capital
                Development Loan, GO, Series A
                5.20%, 09/01/11
                Insured: FGIC....................      1,309,375
  3,240,000     Rhode Island State Consolidated Capital
                Development Loan, GO, Series A
                5.50%, 09/01/15
                Insured: FGIC....................      3,373,650
  2,425,000     Rhode Island State Consolidated Capital
                Development Loan, GO, Series A
                5.00%, 09/01/16
                Insured: FGIC....................      2,391,656
  1,120,000     Rhode Island State EDC Airport
                Series A, AMT
                6.00%, 07/01/07
                Insured: FGIC....................      1,215,200



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $1,620,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/15
                Insured: FSA.....................  $   1,607,850
    500,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/18
                Insured: FSA.....................        486,875
    500,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/23
                Insured: FSA.....................        476,875
    225,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/28
                Insured: FSA.....................        212,625
    750,000     Rhode Island State EDC
                University of Rhode Island
                Steam Generation Facility Project
                5.00%, 11/01/19
                Insured: FSA.....................        726,563
    200,000     Rhode Island State, GO, Series A
                6.10%, 06/15/03..................        209,250
  1,410,000     Rhode Island State, GO, Series A
                6.25%, 06/15/07
                Insured: FGIC....................      1,469,925
    330,000     Rhode Island State, GO, Series A
                Pre-refunded 06/15/02
                6.25%, 06/15/07
                Insured: FGIC....................        346,913
    180,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/08
                Insured: Connie Lee..............        189,000
    175,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/24
                Insured: Connie Lee..............        183,531
  1,215,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                4.75%, 09/01/14..................      1,184,625
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/15..................        993,750
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/17..................        977,500
    500,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                6.00%, 09/01/20..................        523,750
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/23..................        952,500
    275,000     Rhode Island State HEBC
                Higher Education Facility
                Bryant College, SP OB
                6.50%, 06/01/05
                Insured: MBIA....................        287,680



                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $1,420,000     Rhode Island State HEBC
                Higher Education Facility, Johnson & Wales
                5.50%, 04/01/18..................  $   1,467,925
    400,000     Rhode Island State HEBC
                Higher Education Facility
                New England Institute
                5.90%, 03/01/10
                Insured: Connie Lee..............        420,000
    475,000     Rhode Island State HEBC
                Higher Education Facility
                New England Institute
                6.00%, 03/01/15
                Insured: Connie Lee..............        495,781
    300,000     Rhode Island State HEBC
                Higher Education Facility
                Providence College
                5.60%, 11/01/09
                Insured: MBIA....................        312,375
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Rhode Island College, Series A
                5.63%, 09/15/30
                Insured: AMBAC...................      1,018,750
    500,000     Rhode Island State HEBC
                Higher Education Facility
                Rhode Island School of Design
                5.63%, 06/01/16
                Insured: MBIA....................        513,750
  2,000,000     Rhode Island State HEBC
                Higher Education Facility, Roger Williams
                5.13%, 11/15/14
                Insured: AMBAC...................      2,005,000
  1,000,000     Rhode Island State HEBC
                Higher Education Facility, Roger Williams
                5.25%, 11/15/16
                Insured: Connie Lee..............      1,006,250
  1,000,000     Rhode Island State HEBC
                Higher Education Facility, Roger Williams
                5.00%, 11/15/18
                Insured: AMBAC...................        962,500
    325,000     Rhode Island State HEBC
                Higher Education Facility, Roger Williams
                6.50%, 11/15/24
                Insured: Connie Lee..............        346,531
    300,000     Rhode Island State HEBC
                Higher Education Facility, Saint Antoine
                6.75%, 11/15/18
                LOC: Allied Island State HMFC....        328,875
    260,000     Rhode Island State HEBC
                Higher Education Facility, Salve Regina
                6.25%, 03/15/13
                Insured: Connie Lee..............        272,675
  2,000,000     Rhode Island State HEBC
                Higher Education Facility
                University of Rhode Island, Series B
                5.50%, 09/15/20
                Insured: AMBAC...................      2,015,000



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $3,000,000     Rhode Island State HEBC
                Higher Education Facility
                University of Rhode Island, Series B
                5.70%, 09/15/30
                Insured: AMBAC...................  $   3,075,000
    500,000     Rhode Island State HEBC
                Kent County Hospital
                7.00%, 07/01/10
                Insured: MBIA....................        512,135
  2,000,000     Rhode Island State HEBC
                Landmark Medical
                5.60%, 10/01/12
                Insured: FSA.....................      2,057,500
    500,000     Rhode Island State HEBC
                Miriam Hospital, Series B
                6.60%, 04/01/19..................        537,500
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 13
                6.70%, 10/01/15..................      2,107,500
    300,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 17-A
                6.25%, 04/01/17..................        312,000
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 19-A
                5.70%, 04/01/15..................      2,065,000
  1,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 22-A
                5.55%, 04/01/17..................      1,017,500
    500,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 29-A
                5.05%, 10/01/15
                Insured: FHA.....................        493,125
  1,500,000     Rhode Island State HMFC
                Homeownership Opportunity
                Series 33-B, AMT
                5.75%, 04/01/22..................      1,531,875
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 34-A
                5.75%, 10/01/31..................      2,030,000
    830,000     Rhode Island State HMFC
                Homeownership Opportunity, Series E-1
                7.50%, 10/01/11
                Insured: FHA.....................        847,239
  1,000,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                5.55%, 07/01/05
                Insured: AMBAC/FHA...............      1,038,750
    500,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                5.60%, 07/01/10
                Insured: AMBAC...................        526,875
    500,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                6.15%, 07/01/17
                Insured: AMBAC...................        520,000
  1,250,000     Rhode Island State HMFC
                Rental Housing Program, Series A
                5.65%, 10/01/07..................      1,284,375



                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                RHODE ISLAND (CONTINUED)

 $  500,000     Rhode Island State Industrial
                Facilities Corp., IDR, Cre Corp. Project
                6.50%, 03/01/14
                LOC: Fleet Bank..................  $     545,000
  2,750,000     Rhode Island State Industrial
                Facilities Corp., Revenue Marine
                Terminal, Mobil Oil Refining
                6.00%, 11/01/14..................      2,884,063
    400,000     Rhode Island State Turnpike &
                Bridge Authority
                5.35%, 12/01/17..................        400,000
    500,000     South Kingstown, GO
                6.25%, 06/15/19
                Insured: FGIC....................        543,750
    100,000     South Kingstown, GO, Series B
                5.50%, 06/15/10
                Insured: FSA.....................        106,000
  1,180,000     Warwick, GO, Series A
                5.00%, 03/01/15
                Insured: FGIC....................      1,171,150
  1,205,000     Warwick, GO, Series A
                5.00%, 03/01/16
                Insured: FGIC....................      1,186,925
    140,000     Westerly, GO
                6.00%, 09/15/14
                Insured: AMBAC...................        147,525
                                                   -------------
                                                     103,351,014
                                                   -------------

                WASHINGTON - 0.46%

  1,000,000     Seattle, GO, Series E
                4.85%, 12/15/12 (A)..............        560,000
                                                   -------------

                WISCONSIN - 0.44%

    500,000     Milwaukee County, GO, Series A
                5.70%, 09/01/15..................        536,250
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    119,758,626
                                                   -------------
                (Cost $116,453,247)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 0.29%

     48,549     Dreyfus Tax-Exempt
                Cash Management Fund.............  $      48,549
    306,778     Federated Tax-Free Obligations Fund      306,778
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        355,327
                                                   -------------
                (Cost $355,327)
TOTAL INVESTMENTS - 99.09%.......................    120,113,953
                                                   -------------
(Cost $116,808,574)
NET OTHER ASSETS AND LIABILITIES - 0.91%.........      1,098,097
                                                   -------------
NET ASSETS - 100.00%.............................  $ 121,212,050
                                                   =============

--------------------------------------------------------------------------------
(A) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
COP        Certificates of Participation
EDC        Economic Development Corp.
FGIC       Federal Guaranty Insurance Corp.
FHA        Federal Housing Authority
FSA        Financial Security Assurance Company
FSA-CR     FSA Custodian Receipts
GO         General Obligation
HEBC       Health and Education Building Corp.
HMFC       Housing and Mortgage Finance Corp.
IDR        Industrial Development Revenue
LOC        Line of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SP OB      Special Obligation



                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 97.43%


                ALASKA - 3.07%

 $5,050,000     Anchorage, GO
                6.00%, 10/01/04
                Insured: FGIC....................  $   5,409,812
  3,000,000     North Slope Boro, Capital
                Appreciation, GO, Series B
                4.68%, 01/01/03 (B)
                Insured: MBIA....................      2,816,250
                                                   -------------
                                                       8,226,062
                                                   -------------

                ARIZONA - 1.56%

  4,000,000     Pima County Unified School
                District No. 1 Tucson, GO
                5.88%, 07/01/14
                Insured: FGIC....................      4,185,000
                                                   -------------

                CALIFORNIA - 1.17%

  1,830,000     California State HFA, Home Mortgage
                Series K
                5.95%, 08/01/10
                Insured: MBIA....................      1,942,087
  1,135,000     Los Angeles County, Metropolitan
                Transportation Authority, Series A
                5.70%, 07/01/12
                Insured: AMBAC...................      1,205,937
                                                   -------------
                                                       3,148,024
                                                   -------------

                COLORADO - 1.95%

  1,250,000     Colorado Department of
                Transportation RAN
                6.00%, 06/15/12
                Insured: AMBAC...................      1,385,937
  3,500,000     Colorado Department of
                Transportation RAN
                6.00%, 06/15/15
                Insured: AMBAC...................      3,850,000
                                                   -------------
                                                       5,235,937
                                                   -------------

                CONNECTICUT - 1.08%

  2,750,000     Connecticut State Special Tax
                Obligation Authority Revenue
                Transportation Infrastructure, Series B
                5.50%, 10/01/12
                Insured: MBIA....................      2,894,375
                                                   -------------

                DISTRICT OF COLUMBIA - 3.71%

  1,000,000     District of Columbia, Georgetown
                University, Series A
                5.95%, 04/01/14
                Insured: MBIA....................      1,082,500
  2,000,000     District of Columbia, GO, Series A
                5.88%, 06/01/05
                Insured: FSA-CR..................      2,142,500



   PAR VALUE                                              VALUE
  ----------                                           ---------



                DISTRICT OF COLUMBIA (CONTINUED)

 $2,000,000     District of Columbia, GO, Series B
                5.50%, 06/01/10
                Insured: FSA.....................  $   2,130,000
  4,500,000     Washington Convention Center Revenue
                Senior Lien
                5.25%, 10/01/14
                Insured: AMBAC...................      4,595,625
                                                   -------------
                                                       9,950,625
                                                   -------------

                FLORIDA - 1.98%

  2,000,000     Florida State Board of Education
                Capital Outlay, GO, Series E
                Pre-refunded 06/01/04
                5.70%, 06/01/14..................      2,135,000
  2,900,000     Florida State Department of
                Environmental Protection Revenue
                Series A
                5.75%, 07/01/08
                Insured: FGIC....................      3,168,250
                                                   -------------
                                                       5,303,250
                                                   -------------

                GEORGIA - 5.21%

  1,000,000     Georgia State, GO, Series B
                5.75%, 08/01/08..................      1,095,000
  3,000,000     Georgia State, GO, Series D
                5.80%, 11/01/10..................      3,318,750
  4,000,000     Georgia State, GO, Series D
                5.80%, 11/01/12..................      4,380,000
  2,500,000     Gwinnett County School District, GO
                Series B
                6.40%, 02/01/06..................      2,759,375
  2,385,000     Rockdale County Water & Sewer Revenue
                Series B
                5.00%, 07/01/02
                Insured: MBIA....................      2,432,700
                                                   -------------
                                                      13,985,825
                                                   -------------

                HAWAII - 1.45%

  3,330,000     Hawaii State, GO, Series CM
                6.50%, 12/01/14
                Insured: FGIC....................      3,879,450
                                                   -------------

                ILLINOIS - 2.99%

  2,650,000     Chicago O'Hare International Airport
                Revenue, Passenger Facilities Charge
                Series A
                5.63%, 01/01/12
                Insured: AMBAC...................      2,792,437
  3,005,000     Chicago O'Hare International
                Airport Revenue, Series A
                5.80%, 01/01/05..................      3,097,494
  2,000,000     Chicago, GO, Series A
                5.50%, 01/01/08
                Insured: MBIA....................      2,130,000
                                                   -------------
                                                       8,019,931
                                                   -------------





                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                INDIANA - 1.72%

 $1,900,000     Indiana Bond Bank, Revenue State
                Revolving Fund Program, Series A
                5.90%, 02/01/03..................  $   1,973,625
  2,485,000     Indiana Transportation Finance Authority
                Highway Revenue
                5.75%, 12/01/14..................      2,649,631
                                                   -------------
                                                       4,623,256
                                                   -------------

                MAINE - 1.11%

    855,000     Maine Municipal Bond Bank Revenue
                Series A
                5.25%, 11/01/08
                Insured: FSA.....................        909,506
  2,000,000     Maine State Housing Authority Revenue
                Series C-1
                5.70%, 11/15/15..................      2,075,000
                                                   -------------
                                                       2,984,506
                                                   -------------

                MASSACHUSETTS - 10.13%

  1,365,000     Holyoke, GO, Series A
                5.60%, 06/15/10
                Insured: FSA.....................      1,446,900
  1,290,000     Massachusetts Bay Transportation
                Authority Revenue, General
                Transportation Systems, Series A
                5.50%, 03/01/12
                Insured: MBIA....................      1,380,300
  1,000,000     Massachusetts Bay Transportation
                Authority Revenue, General
                Transportation Systems, Series C
                5.50%, 03/01/08..................      1,071,250
  3,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment, Series A
                5.75%, 07/01/14..................      3,206,250
  1,500,000     Massachusetts State, Consolidated
                Loan, GO, Series B
                5.13%, 06/01/12
                Insured: FGIC....................      1,543,125
  2,000,000     Massachusetts State, Consolidated
                Loan, GO, Series B
                Pre-refunded 06/01/06
                5.50%, 06/01/11
                Insured: FGIC....................      2,157,500
  1,000,000     Massachusetts State HEFA
                Dana Farber Cancer Project, Series G-1
                6.25%, 12/01/08..................      1,060,000
  1,000,000     Massachusetts State HEFA
                Eye & Ear Infirmary, Series B
                5.25%, 07/01/11
                Insured: ACA.....................        990,000
  1,000,000     Massachusetts State HEFA
                Partners Healtchare Systems, Series C
                6.00%, 07/01/14..................      1,051,250
  1,000,000     Massachusetts State HEFA
                Suffolk University Project, Series C
                5.85%, 07/01/16
                Insured: Connie Lee..............      1,045,000



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $  475,000     Massachusetts State HFA
                Multi-Family Housing Project, Series A
                5.60%, 07/01/07
                Insured: MBIA....................  $     499,937
    475,000     Massachusetts State HFA
                Multi-Family Housing Project, Series A
                5.70%, 07/01/08
                Insured: MBIA....................        501,719
  1,090,000     Massachusetts State IFA
                Assumption College Issue
                5.88%, 07/01/11
                Insured: Connie Lee..............      1,174,475
  1,595,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.15%, 07/01/02..................      1,632,881
  5,000,000     New England Education
                Loan Marketing Corp., Series A
                5.70%, 07/01/05..................      5,275,000
  3,000,000     New England Education
                Loan Marketing Corp., Series F
                5.63%, 07/01/04..................      3,131,250
                                                   -------------
                                                      27,166,837
                                                   -------------

                MICHIGAN - 1.25%

  3,220,000     Michigan State
                House of Representatives, COP
                5.25%, 08/15/14
                Insured: AMBAC...................      3,340,750
                                                   -------------

                MINNESOTA - 1.75%

  2,000,000     Minnesota Public Facilities Authority PCR
                Series A
                5.38%, 03/01/04..................      2,090,000
  2,490,000     Northern Municipal Power Agency
                Minnesota Electric System
                5.25%, 01/01/12
                Insured: FSA.....................      2,592,712
                                                   -------------
                                                       4,682,712
                                                   -------------

                MISSISSIPPI - 2.40%

  4,000,000     Mississippi State, GO
                5.50%, 09/01/09..................      4,310,000
  2,000,000     Mississippi State Highway Authority
                Revenue, Four Lane Highway Project
                5.25%, 06/01/06..................      2,115,000
                                                   -------------
                                                       6,425,000
                                                   -------------

                MISSOURI - 1.52%

  1,000,000     Kansas City IDA
                Research Health Services System
                4.50%, 04/15/15 (A)
                Insured: MBIA
                SPA: Bank of America.............      1,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MISSOURI (CONTINUED)

 $3,000,000     St. Charles County, Public Water
                Supply District No. 2, COP, Series A
                5.50%, 12/01/14
                Insured: MBIA....................  $   3,071,250
                                                   -------------
                                                       4,071,250
                                                   -------------

                NEBRASKA - 3.31%

  2,100,000     Nebraska State, American Public
                Energy Agency Revenue, Public Gas
                Agency Project, Series A
                5.25%, 06/01/11
                Insured: AMBAC...................      2,089,500
  3,000,000     Omaha, GO, Series A
                5.00%, 12/01/08..................      3,150,000
  3,500,000     University of Nebraska Facilities Corp.
                Deferred Maintenance Project
                5.00%, 07/15/04..................      3,640,000
                                                   -------------
                                                       8,879,500
                                                   -------------

                NEVADA - 1.72%

  3,250,000     Las Vegas Convention & Visitors Authority
                6.00%, 07/01/13
                Insured: AMBAC...................      3,554,688
  1,000,000     Nevada State, GO,
                Capital Improvement & Cultural Affairs
                Series A
                5.50%, 02/01/11..................      1,063,750
                                                   -------------
                                                       4,618,438
                                                   -------------

                NEW HAMPSHIRE - 0.64%

    750,000     New Hampshire Municipal
                Bond Bank, GO, Series B
                5.25%, 08/15/11
                Insured: FSA.....................        791,250
    900,000     New Hampshire State HFA
                Single-Family Mortgage Project, Series B
                5.85%, 07/01/10
                Insured: FHA.....................        932,625
                                                   -------------
                                                       1,723,875
                                                   -------------

                NEW JERSEY - 2.45%

  3,000,000     New Jersey State Transportation Trust
                Fund Revenue, Transportation System
                Series A
                5.50%, 06/15/08..................      3,225,000
  3,000,000     New Jersey State Turnpike Authority
                Series A
                6.00%, 01/01/11
                Insured: MBIA....................      3,337,500
                                                   -------------
                                                       6,562,500
                                                   -------------



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NEW YORK - 14.50%

 $1,000,000     Metropolitan Transportation Authority
                Revenue, Commuter Facilities, Series A
                5.75%, 07/01/11
                Insured: FGIC....................  $   1,076,250
  1,530,000     Metropolitan Transportation Authority
                Revenue, Commuter Facilities, Series A
                5.50%, 07/01/15
                Insured: FSA-CR..................      1,596,938
  1,740,000     Metropolitan Transportation Authority
                Revenue, Transportation Service Contract
                Series R
                5.50%, 07/01/14..................      1,809,600
  5,125,000     New York City Transitional Finance
                Authority Revenue, Future Tax Secured
                Series C
                5.00%, 05/01/10..................      5,310,781
  5,000,000     New York City, GO, Series A
                5.25%, 08/01/06..................      5,275,000
  3,050,000     New York City, GO, Series A
                6.25%, 08/01/09..................      3,351,188
    430,000     New York City, GO, Series D
                Pre-refunded 02/15/05
                6.00%, 02/15/09..................        467,625
     45,000     New York City, GO, Series D
                Pre-refunded 02/15/05
                6.00%, 02/15/12..................         48,938
    570,000     New York City, GO, Series D
                Unrefunded balance
                6.00%, 02/15/09..................        607,050
    555,000     New York City, GO, Series D
                Unrefunded balance
                6.00%, 02/15/12..................        585,525
  2,000,000     New York City, GO, Series F
                5.75%, 02/01/10..................      2,125,000
  1,000,000     New York State Dormitory
                Authority Revenue, Court Facilities Lease
                Series A
                5.50%, 05/15/10..................      1,035,000
  3,000,000     New York State, GO, Series C
                5.38%, 10/01/11
                Insured: AMBAC-TCRS..............      3,120,000
  1,720,000     New York State HFA
                Housing Mortgage Project, Series A
                5.80%, 11/01/09
                Insured: FSA.....................      1,831,800
  1,500,000     New York State Urban Development
                Authority, Correctional Capital Facilities
                5.00%, 01/01/13
                Insured: MBIA-IBC................      1,524,375
  7,225,000     New York State Urban Development
                Authority, Correctional Capital Facilities
                Series A
                5.25%, 01/01/14
                Insured: FSA.....................      7,550,125
  1,505,000     New York State Urban Development
                Authority, Youth Facilities Project
                5.70%, 04/01/14
                Insured: MBIA....................      1,568,963
                                                   -------------
                                                      38,884,158
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                NORTH CAROLINA - 3.25%

 $4,000,000     North Carolina, Eastern Municipal
                Power Agency Revenue
                6.00%, 01/01/14..................  $   4,020,000
  2,000,000     North Carolina, Eastern Municipal
                Power Agency Revenue, Series B
                6.00%, 01/01/13
                Insured: FGIC-TCRS...............      2,082,500
  2,500,000     North Carolina State, GO
                Public Improvement, Series A
                5.25%, 03/01/12..................      2,625,000
                                                   -------------
                                                       8,727,500
                                                   -------------

                OHIO - 3.66%

  1,000,000     Ohio State Air Quality Development
                Authority Revenue, Cincinnati
                Gas & Electric, Series A
                4.40%, 09/01/30 (A)
                LOC: Barclays Bank Plc...........      1,000,000
  2,495,000     Ohio State Higher Education
                Capital Facilities Authority, GO, Series A
                5.13%, 02/01/09..................      2,619,750
  3,500,000     Ohio State Higher Education
                Capital Facilities, Series II-A
                5.25%, 12/01/05..................      3,701,250
  2,280,000     Ohio State Infrastructure
                Improvement, GO, Series A
                5.75%, 02/01/11..................      2,490,900
                                                   -------------
                                                       9,811,900
                                                   -------------

                OKLAHOMA - 0.93%

  2,350,000     Enid, Municipal Authority Sales Tax &
                Utilities Revenue
                5.50%, 02/01/06
                Inusred: AMBAC...................      2,505,688
                                                   -------------

                OREGON - 0.79%

  2,000,000     Oregon State Department of
                Transportation, Highway Usertax Revenue
                5.75%, 11/15/15..................      2,132,500
                                                   -------------

                PENNSYLVANIA - 1.95%

  2,000,000     Pennsylvania State HFA
                Single-Family Mortgage, Series 50A
                6.00%, 10/01/13..................      2,107,500
  3,000,000     Philadelphia Water & Wastewater Authority
                Revenue, Regular Fixed Airs Project
                Unrefunded balance
                5.65%, 06/15/12
                Insured: FGIC....................      3,120,000
                                                   -------------
                                                       5,227,500
                                                   -------------



   PAR VALUE                                              VALUE
  ----------                                           ---------



                PUERTO RICO - 1.22%

 $1,000,000     Puerto Rico Commonwealth, GO
                Public Improvement
                5.25%, 07/01/10
                Insured: FSA-CR..................  $   1,077,500
  2,000,000     Puerto Rico Commonwealth, GO
                Public Improvement
                5.50%, 07/01/12
                Insured: FSA-CR..................      2,187,500
                                                   -------------
                                                       3,265,000
                                                   -------------

                RHODE ISLAND - 1.99%

  1,110,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 15-B
                6.20%, 10/01/06..................      1,168,275
  2,500,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 19-A
                5.70%, 04/01/15..................      2,581,250
  1,550,000     Rhode Island State HMFC
                Homeownership Opportunity
                Series 33-B, AMT
                5.75%, 04/01/22..................      1,582,938
                                                   -------------
                                                       5,332,463
                                                   -------------

                SOUTH CAROLINA - 0.45%

  1,150,000     South Carolina State Public Service
                Authority Revenue, Series B
                5.88%, 01/01/14
                Insured: FGIC....................      1,219,000
                                                   -------------

                TEXAS - 6.26%

  2,150,000     Houston, GO, Series C
                6.00%, 04/01/04..................      2,279,000
  5,000,000     Houston, Water & Sewer System Revenue
                Junior Lien, Series C
                4.48%, 12/01/04 (B)
                Insured: AMBAC...................      4,331,250
  4,300,000     Sabine River Authority PCR
                Texas Utilities Project, Series A
                4.40%, 03/01/26 (A)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      4,300,000
  2,700,000     Tarrant County, Health Facilities
                Development Corp. Authority, Harris
                Methodist Health System Project, Series A
                5.13%, 09/01/12
                Insured: AMBAC...................      2,774,250
  3,015,000     Texas Municipal Power Agency Revenue
                Pre-refunded
                5.75%, 09/01/12
                Insured: MBIA....................      3,109,219
                                                   -------------
                                                      16,793,719
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                UTAH - 0.54%

 $2,000,000     Intermountain Power Agency, Utah Power
                Supply Revenue, Capital Appreciation
                Series A
                4.49%, 07/01/08 (B)..............  $   1,445,000
                                                   -------------

                VIRGINIA - 3.38%

  3,000,000     Richmond, GO
                5.13%, 01/15/07
                Insured: FSA.....................      3,150,000
  4,000,000     Virginia Commonwealth Transportation
                Board, Federal Highway Reimbursement
                Anticipation Note
                5.50%, 10/01/03..................      4,185,000
  1,655,000     Virginia State Housing Development
                Authority, Multi-Family Housing, Series H
                5.70%, 11/01/07..................      1,746,025
                                                   -------------
                                                       9,081,025
                                                   -------------

                WASHINGTON - 4.58%

  2,300,000     Seattle Municipal Light and Power Revenue
                5.88%, 10/01/10
                Insured: MBIA-IBC................      2,527,125
  2,390,000     Washington State, GO, Series AT-5
                4.95%, 08/01/07 (B)..............      1,819,388
  7,800,000     Washington State Public Power Supply
                System, Aces. & Inverse Floater
                5.40%, 07/01/12
                Insured: FSA-CR..................      7,946,250
                                                   -------------
                                                      12,292,763
                                                   -------------

                WEST VIRGINIA - 0.98%

  2,500,000     West Virginia State, College Revenue
                5.75%, 04/01/04
                Insured: AMBAC...................      2,631,250
                                                   -------------

                WISCONSIN - 0.78%

  2,020,000     Wisconsin State Transportation Revenue
                Series B
                5.25%, 07/01/11
                Insured: FGIC....................      2,103,325
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    261,359,894
                                                   -------------
                (Cost $252,159,698)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 1.55%

     97,034     Dreyfus Tax-Exempt
                Cash Management Fund.............  $      97,034
  4,045,538     Federated Tax-Free Obligations Fund    4,045,538
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      4,142,572
                                                   -------------
                (Cost $4,142,572)
TOTAL INVESTMENTS - 98.98%.......................    265,502,466
                                                   -------------
(Cost $256,302,270)
NET OTHER ASSETS AND LIABILITIES - 1.02%.........      2,745,280
                                                   -------------
NET ASSETS - 100.00%.............................  $ 268,247,746
                                                   =============

--------------------------------------------------------------------------------
(A)        Variable Rate Bond. Rate shown reflects the rate in effect on April
           30, 2001.
(B) Zero Coupon Bond. Rate shown reflects the effective yield to maturity at time of purchase.
ACA        American Capital Access
ACES       Automatically Convertible Securities
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
COP        Certificate of Participation
FGIC       Federal Guaranty Insurance Corp.
FHA        Federal Housing Authority
FSA        Financial Security Assurance Co.
FSA-CR     FSA Custodial Receipts
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
HMFC       Housing and Mortgage Finance Corp.
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
IFA        Industrial Finance Agency
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Notes
SPA        Stand-by Purchase Agreement
TCRS       Transferable Custodial Receipts



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 97.55%


                CONNECTICUT - 79.72%

 $1,435,000     Bridgeport, GO, Series A
                6.50%, 09/01/08
                Insured: AMBAC...................  $   1,626,931
  1,550,000     Bridgeport, GO, Series A
                5.45%, 03/01/11
                Insured: AMBAC...................      1,631,375
  2,000,000     Bridgeport, GO, Series A
                6.00%, 07/15/13
                Insured: FGIC....................      2,207,500
  1,500,000     Bristol Resource Recovery Facility
                Operation Committee Solid Waste
                Ogden Martin System
                6.50%, 07/01/14..................      1,588,125
  1,565,000     Connecticut State, COP
                Juvenile Training School
                5.25%, 12/15/14..................      1,609,994
  2,025,000     Connecticut State, GO, Series A
                5.25%, 06/15/10..................      2,156,625
  3,000,000     Connecticut State, GO, Series A
                5.25%, 03/15/13..................      3,123,750
  2,500,000     Connecticut State, GO, Series A
                5.25%, 03/15/14..................      2,590,625
  1,000,000     Connecticut State, GO, Series A
                Unrefunded balance
                6.25%, 05/15/06..................      1,107,500
  1,000,000     Connecticut State, GO, Series B
                5.75%, 11/01/11..................      1,096,250
  1,500,000     Connecticut State, GO, Series C
                5.80%, 08/15/08..................      1,595,625
  1,000,000     Connecticut State, GO, Series C
                5.38%, 12/15/10..................      1,078,750
  1,500,000     Connecticut State Clean Water Fund
                5.25%, 07/15/11..................      1,588,125
  1,000,000     Connecticut State Clean Water Fund
                6.00%, 10/01/12..................      1,122,500
  2,000,000     Connecticut State HEFA
                Greenwich Hospital, Series A
                5.75%, 07/01/16
                Insured: MBIA....................      2,102,500
  2,500,000     Connecticut State HEFA
                Hospital For Special Care, Series B
                5.38%, 07/01/17
                Insured: ACA-CBI.................      2,331,250
  2,740,000     Connecticut State HEFA
                Hospital of Saint Raphael, Series H
                5.30%, 07/01/10
                Insured: AMBAC...................      2,904,400
  1,000,000     Connecticut State HEFA
                New Britain General Hospital, Series B
                6.00%, 07/01/09
                Insured: AMBAC...................      1,070,000



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $1,000,000     Connecticut State HEFA
                New Horizons VLG Project
                7.05%, 11/01/09
                Insured: AMBAC-TCRS..............  $   1,111,250
  1,110,000     Connecticut State HEFA
                Newington Childrens Hospital, Series A
                5.85%, 07/01/07
                Insured: MBIA....................      1,186,312
  1,400,000     Connecticut State HEFA
                Sacred Heart University, Series E
                4.90%, 07/01/13
                Insured: Asset Guaranty..........      1,382,500
  1,000,000     Connecticut State HEFA
                Sharon Health Care
                6.00%, 11/01/09
                Insured: AMBAC-TCRS..............      1,073,750
  2,000,000     Connecticut State HEFA
                Stamford Hospital, Series F
                5.40%, 07/01/09
                Insured: MBIA....................      2,122,500
  2,000,000     Connecticut State HEFA, Trinity College
                Series E
                5.80%, 07/01/16
                Insured: MBIA....................      2,105,000
  2,825,000     Connecticut State HEFA, Trinity College
                Series G
                5.50%, 07/01/15
                Insured: AMBAC...................      2,973,312
  1,000,000     Connecticut State HEFA
                Yale-New Haven Hospital, Series H
                5.63%, 07/01/16
                Insured: MBIA....................      1,036,250
  1,350,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A
                6.20%, 05/15/14..................      1,402,312
  3,215,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-1
                5.95%, 05/15/11..................      3,391,825
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-3
                5.95%, 05/15/17..................      1,042,500
    230,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B-1
                6.00%, 05/15/08..................        242,650
  2,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B-1
                6.00%, 11/15/15..................      2,100,000
  1,010,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series C-1
                6.00%, 11/15/10..................      1,069,337



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $4,200,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series E-1
                5.90%, 05/15/15..................  $   4,404,750
    990,000     Connecticut State Higher Education
                Supplemental Loan Authority
                Family Education Loan Program
                Series A
                7.00%, 11/15/05..................      1,016,591
  1,215,000     Connecticut State Higher Education
                Supplemental Loan Authority
                Family Education Loan Program
                Series A
                5.63%, 11/15/11
                Insured: AMBAC...................      1,307,644
  6,125,000     Connecticut State Resource Recovery
                Authority American Fuel Co., Series A
                5.13%, 11/15/14
                Insured: MBIA....................      6,140,312
  2,500,000     Connecticut State Resource Recovery
                Authority, Bridgeport Resco LP Co. Project
                Series B
                5.00%, 01/01/07
                Insured: MBIA....................      2,609,375
  3,000,000     Connecticut State Resource Recovery
                Authority, Bridgeport Resco LP Co. Project
                Series B
                5.13%, 01/01/09
                Insured: MBIA....................      3,146,250
  4,750,000     Connecticut State Resource Recovery
                Authority Mid-Connecticut Systems
                Series A
                6.25%, 11/15/05
                Insured: MBIA....................      5,230,937
  2,275,000     Connecticut State Resource Recovery
                Authority Mid-Connecticut Systems
                Series A
                6.25%, 11/15/06
                Insured: MBIA....................      2,519,562
  2,000,000     Connecticut State Resource Recovery
                Authority Mid-Connecticut Systems
                Series A
                5.38%, 11/15/10
                Insured: MBIA....................      2,115,000
  4,000,000     Connecticut State Resource Recovery
                Authority Mid-Connecticut Systems
                Series A
                5.50%, 11/15/11
                Insured: MBIA....................      4,240,000
  2,000,000     Connecticut State Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/10
                Insured: FSA.....................      2,117,500
  1,000,000     Connecticut State Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/11
                Insured: AMBAC...................      1,038,750



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $2,000,000     Connecticut State, SP OB
                Transportation Infrastructure
                Pre-refunded 10/01/04
                6.10%, 10/01/12
                Insured: FGIC....................  $   2,175,000
  1,160,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.70%, 06/01/12
                Insured: FGIC....................      1,226,700
  3,000,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.50%, 10/01/12
                Insured: FGIC....................      3,236,250
  1,000,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.60%, 06/01/13
                Insured: FGIC....................      1,045,000
  2,100,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.25%, 10/01/14
                Insured: FGIC....................      2,165,625
  2,000,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                5.40%, 10/01/10
                Insured: MBIA....................      2,110,000
  3,920,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                Pre-refunded 10/01/04
                5.50%, 10/01/11
                Insured: FGIC....................      4,189,500
  1,445,000     Connecticut State, SP OB
                Transportation Infrastructure, Series C
                6.25%, 10/01/03
                Insured: FGIC....................      1,537,119
    500,000     Hartford, GO
                5.70%, 10/01/12
                Insured: FGIC....................        530,000
  1,000,000     Hartford, GO
                5.75%, 10/01/13
                Insured: FGIC....................      1,058,750
  1,000,000     Norwich, GO
                5.00%, 05/01/04..................      1,037,500
    985,000     South Central Connecticut Regional Water
                Authority Water System, Series A
                6.00%, 08/01/09
                Insured: MBIA....................      1,046,563
  1,045,000     South Central Connecticut Regional Water
                Authority Water System, Series A
                6.00%, 08/01/10
                Insured: MBIA....................      1,107,700
  1,140,000     Trumbull, GO
                5.00%, 01/15/05..................      1,189,875
  1,000,000     University of Connecticut, Series A
                5.25%, 04/01/14
                Insured: MBIA....................      1,026,250
  1,400,000     Waterbury, GO
                4.80%, 02/15/12..................      1,365,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                CONNECTICUT (CONTINUED)

 $  550,000     Westport, GO
                5.38%, 08/15/14..................  $     576,125
  1,550,000     Westport, GO
                5.38%, 08/15/15..................      1,617,813
                                                   -------------
                                                     118,898,764
                                                   -------------

                GEORGIA - 1.43%

  2,000,000     Georgia State, GO, Series E
                6.00%, 07/01/04..................      2,140,000
                                                   -------------

                PENNSYLVANIA - 2.01%

  1,400,000     Lehigh County General Purpose
                Authority Revenue, Lehigh Valley Hospital
                Series B
                4.35%, 07/01/29 (A)
                Insured: MBIA
                SPA: First Union National Bank...      1,400,000
  1,600,000     South Fork Municipal Authority
                Pennsylvania Hospital
                Conemaugh Health System, Series A
                4.35%, 07/01/28 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston..      1,600,000
                                                   -------------
                                                       3,000,000
                                                   -------------

                PUERTO RICO - 14.39%

  4,500,000     Puerto Rico Commonwealth, GO
                Capital Appreciation
                4.82%, 07/01/14 (B)
                Insured: MBIA....................      2,334,375
  1,250,000     Puerto Rico Commonwealth, GO
                Public Improvement
                5.25%, 07/01/10
                Insured: FSA-CR..................      1,346,875
  2,615,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                5.25%, 07/01/14
                Insured: MBIA....................      2,709,794
    700,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series X
                5.30%, 07/01/04..................        729,750
  2,500,000     Puerto Rico Commonwealth
                Infrastructure Finance Authority, Series A
                5.25%, 07/01/10
                Insured: AMBAC...................      2,671,875
  3,500,000     Puerto Rico Electric Power Authority
                Series DD
                5.25%, 07/01/14
                Insured: FSA.....................      3,626,875



   PAR VALUE                                              VALUE
  ----------                                           ---------



                PUERTO RICO (CONTINUED)

 $1,000,000     Puerto Rico Electric Power Authority
                Series Z
                5.50%, 07/01/14
                Insured: FSA-CR..................  $   1,042,500
    725,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.25%, 10/01/12
                Insured: MBIA....................        763,063
    975,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,026,188
    650,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.50%, 10/01/14
                Insured: MBIA....................        686,563
  1,500,000     Puerto Rico Municipal Finance
                Agency, GO, Series A
                5.75%, 08/01/12
                Insured: FSA.....................      1,646,250
  2,650,000     Puerto Rico Municipal Finance
                Agency, Series A
                Pre-refunded 07/01/04
                6.00%, 07/01/09
                Insured: FSA.....................      2,875,250
                                                   -------------
                                                      21,459,358
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    145,498,122
                                                   -------------
                (Cost $140,910,249)



                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



    SHARES                                                VALUE
  ----------                                           ---------




INVESTMENT COMPANIES - 0.54%

     94,303     Dreyfus Tax-Exempt
                Cash Management Fund.............  $      94,303
    710,151     Federated Tax-Free Obligations Fund      710,151
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        804,454
                                                   -------------
                (Cost $804,454)
TOTAL INVESTMENTS - 98.09%.......................    146,302,576
                                                   -------------
(Cost $141,714,703)
NET OTHER ASSETS AND LIABILITIES - 1.91%.........      2,847,781
                                                   -------------
NET ASSETS - 100.00%.............................  $ 149,150,357
                                                   =============

--------------------------------------------------------------------------------
(A)     Variable rate bond. Rate shown reflects rate in effect at April 30,
        2001.
(B) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
ACA-CBI American Capital Access - Certificate of Bond Insurance
AMBAC   American Municipal Bond Assurance Corp.
COP     Certificate of Participation
FGIC    Federal Guaranty Insurance Corp.
FSA     Financial Security Assurance Company
FSA-CR  FSA Custodial Receipts
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Agency
MBIA    Municipal Bond Insurance Association
SPA     Stand-by Purchase Agreement
SP OB   Special Obligation
TCRS    Transferable Custody Receipts



                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 98.20%


                CALIFORNIA - 3.35%

 $2,000,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                American Airlines, Inc.
                Los Angeles International Airport
                Series G
                4.35%, 12/01/24 (A)
                LOC: Bayerische Landesbank.......  $   2,000,000
                                                   -------------

                FLORIDA - 93.02%

  1,195,000     Brevard County,
                Constitutional Fuel Tax Revenue
                6.00%, 08/01/14
                Insured: FSA.....................      1,336,906
    115,000     Brevard County, Housing &
                Finance Authority, Series B
                7.00%, 03/01/13
                Insured: FSA.....................        117,813
  1,000,000     Cape Coral, SP OB, Water Improvement
                6.38%, 06/01/09
                Insured: FSA.....................      1,044,800
  1,000,000     Dade County, Aviation Authority
                Series A, AMT
                5.75%, 10/01/15
                Insured: MBIA....................      1,048,750
  1,850,000     Dade County, GO, Series I
                6.90%, 07/01/04
                Insured: AMBAC...................      2,023,437
    170,000     Dade County, Housing & Finance
                Authority, Single Family Mortgage Revenue
                Series D
                6.95%, 12/15/12
                Insured: FSA.....................        174,728
  2,140,000     Dade County, School Board COP
                Series A
                Pre-refunded 05/01/04
                5.75%, 05/01/09
                Insured: MBIA....................      2,284,450
  1,000,000     Dade County, School Board COP
                Series B
                Pre-refunded 08/01/06
                5.70%, 08/01/16
                Insured: AMBAC...................      1,088,750
  1,000,000     Dade County, School Board COP
                Series B
                Pre-refunded 08/01/06
                5.60%, 08/01/26
                Insured: AMBAC...................      1,085,000
  1,000,000     Dade County, School District, GO
                6.00%, 07/15/06
                Insured: MBIA....................      1,091,250
  1,000,000     Dade County, Water & Sewer System
                6.25%, 10/01/06
                Insured: FGIC....................      1,106,250



   PAR VALUE                                              VALUE
  ----------                                           ---------



                FLORIDA (CONTINUED)

 $1,000,000     Florida State Board of Education
                Capital Outlay, GO, Public Education
                Series A
                5.75%, 06/01/13..................  $   1,086,250
  1,250,000     Florida State Board of Education
                Capital Outlay, GO, Public Education
                Series B
                5.75%, 06/01/11
                Insured: MBIA....................      1,350,000
  1,000,000     Florida State Board of Education
                Capital Outlay, GO, Series A
                5.75%, 01/01/13..................      1,036,250
  2,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-A
                5.70%, 07/01/09
                Insured: AMBAC...................      2,112,500
  1,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-A
                5.50%, 07/01/12
                Insured: MBIA....................      1,048,750
  2,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-B
                5.50%, 07/01/08
                Insured: FSA.....................      2,155,000
  1,500,000     Florida State Educational Lottery Revenue
                Series C
                5.00%, 07/01/13
                Insured: FGIC....................      1,516,875
  1,805,000     Florida State Housing & Finance
                Authority, Homeowner Mortgages
                Series 1
                5.05%, 07/01/12
                Insured: MBIA....................      1,838,844
  1,965,000     Florida State Housing & Finance
                Authority, Plantation Colony Apartments
                Series B
                5.70%, 10/01/24
                Insured: FNMA....................      2,053,425
  2,200,000     Florida State Jacksonville Transportation
                Senior Lien, GO
                6.00%, 07/01/08..................      2,425,500
  1,000,000     Florida State Jacksonville Transportation
                Senior Lien, GO
                Pre-refunded 07/01/02
                6.40%, 07/01/22..................      1,045,000
  2,000,000     Florida State Turnpike Authority
                Revenue, Series A
                5.25%, 07/01/11
                Insured: FGIC....................      2,050,000
  2,000,000     Gainesville, Utilities System
                Authority Revenue, Series B
                5.50%, 10/01/13..................      2,062,500
  1,000,000     Gulf Breeze, Series C
                5.00%, 12/01/14
                Insured: FGIC....................      1,005,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                FLORIDA (CONTINUED)

 $1,300,000     Hillsborough County IDA
                Allegheny Health Systems
                Pre-refunded 12/01/03
                6.38%, 12/01/12
                Insured: MBIA....................  $   1,391,000
  2,000,000     Hillsborough County, School Board COP
                Master Lease Program
                Pre-refunded 07/01/05
                5.63%, 07/01/15
                Insured: AMBAC...................      2,170,000
  2,000,000     Hillsborough County, School Board COP
                Pre-refunded 07/01/04
                5.90%, 07/01/09
                Insured: MBIA....................      2,167,500
  1,000,000     Indian Trace Community, Water
                Management, Series A-1
                5.50%, 05/01/07
                Insured: MBIA....................      1,067,500
  1,080,000     Jacksonville Electric Authority Water &
                Sewer Revenue, Series B
                5.50%, 10/01/05
                Insured: FGIC....................      1,152,900
  1,000,000     Jacksonville Florida Sales Tax Revenue
                5.50%, 10/01/12
                Insured: FGIC....................      1,071,250
  1,000,000     Lee County, Series A
                5.75%, 10/01/11
                Insured: MBIA....................      1,097,500
  2,000,000     Lee County, Water & Sewer Revenue
                Series A
                5.00%, 10/01/14
                Insured: AMBAC...................      2,010,000
  1,000,000     Miami-Dade County
                Aviation Authority Revenue, Series A, AMT
                5.25%, 10/01/07
                Insured: FGIC....................      1,055,000
  1,000,000     Orlando, Water & Electric
                Utilities Commission Revenue, Series A
                5.25%, 10/01/14..................      1,012,500
  1,500,000     Palm Beach County,
                Criminal Justice Facilities Revenue
                5.38%, 06/01/09
                Insured: FGIC....................      1,603,125
  1,990,000     Pinellas County, Sewer Revenue
                5.00%, 10/01/13
                Insured: FGIC....................      2,009,900
  2,500,000     Reedy Creek Improvements, GO
                Series A
                5.75%, 06/01/14
                Insured: MBIA....................      2,596,875
                                                   -------------
                                                      55,593,078
                                                   -------------

                PUERTO RICO - 1.83%

  1,000,000     Puerto Rico
                Municipal Finance Agency, GO, Series A
                5.50%, 08/01/09
                Insured: FSA.....................      1,091,250
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     58,684,328
                                                   -------------
                (Cost $57,117,442)



    SHARES                                                VALUE
  ----------                                           ---------



INVESTMENT COMPANIES - 0.79%

    213,197     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     213,197
    260,459     Federated Tax-Free Obligations Fund      260,459
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        473,656
                                                   -------------
                (Cost $473,656)
TOTAL INVESTMENTS - 98.99%.......................     59,157,984
                                                   -------------
(Cost $57,591,098)
NET OTHER ASSETS AND LIABILITES - 1.01%..........        604,856
                                                   -------------
NET ASSETS - 100.00%.............................  $  59,762,840
                                                   =============

--------------------------------------------------------------------------------
(A)     Variable Rate Bond. Rate shown reflects the rate in effect at April 30,
        2001.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private Activity obligations the interest on which is subject to the federal AMT for individuals.
COP     Certificates of Participation
FGIC    Federal Guaranty Insurance Corp.
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance Co.
GO      General Obligation
IDA     Industrial Development Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
SP OB   Special Obligation



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



MUNICIPAL SECURITIES - 98.63%


                CONNECTICUT - 0.45%

 $1,000,000     Connecticut State, GO, Series C
                5.38%, 12/15/10..................  $   1,078,750
                                                   -------------

                FLORIDA - 1.06%

  2,375,000     Florida State Department of
                Transportation, GO, Right of Way
                Series B
                5.75%, 07/01/05..................      2,550,156
                                                   -------------

                MASSACHUSETTS - 90.51%

  1,605,000     Bellingham, GO
                5.25%, 03/01/13
                Insured: AMBAC...................      1,675,219
  2,000,000     Boston, GO
                5.25%, 10/01/04
                Insured: MBIA....................      2,100,000
  1,500,000     Boston, GO, Series A
                5.65%, 02/01/09
                Insured: AMBAC...................      1,561,875
  1,320,000     Boston Water & Sewer Commission
                General Purpose, Series A
                5.13%, 11/01/15
                Insured: FGIC....................      1,328,250
  1,500,000     Brockton, GO
                5.13%, 04/01/15
                Insured: MBIA....................      1,515,000
  1,905,000     Brookline, GO
                5.75%, 04/01/14..................      2,045,494
    650,000     Chelsea School Project
                Loan Act 1948, GO
                6.00%, 06/15/04
                Insured: AMBAC...................        694,687
  1,000,000     Chelsea School Project
                Loan Act 1948, GO
                5.70%, 06/15/06
                Insured: AMBAC...................      1,067,500
  1,105,000     Gloucester, GO
                5.10%, 08/01/14
                Insured: FGIC....................      1,121,575
  1,500,000     Haverhill, GO
                5.30%, 06/15/12
                Insured: FGIC....................      1,561,875
  1,000,000     Holyoke, GO, Series A
                5.60%, 06/15/11
                Insured: FSA.....................      1,056,250
  1,475,000     Lawrence, GO
                6.25%, 02/15/09
                Insured: AMBAC...................      1,574,562
  2,740,000     Lowell, GO
                5.50%, 08/01/11
                Insured: AMBAC...................      2,880,425
  1,720,000     Lowell, GO
                5.50%, 08/01/12
                Insured: AMBAC...................      1,801,700



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $1,000,000     Lowell, GO
                Pre-refunded 04/01/05
                6.63%, 04/01/15
                Insured: FSA.....................  $   1,118,750
  1,140,000     Lowell, GO, Series A
                5.50%, 01/15/10
                Insured: FSA.....................      1,189,875
  1,375,000     Lynn Water & Sewer Commission, Series A
                5.00%, 12/01/14
                Insured: FSA.....................      1,378,437
  1,000,000     Malden, GO
                5.00%, 10/01/14
                Insured: AMBAC...................      1,002,500
  1,885,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                5.60%, 03/01/08..................      2,031,087
  3,675,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                Pre-refunded 03/01/05
                5.75%, 03/01/25..................      3,991,969
  1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                Pre-refunded 03/01/06
                5.63%, 03/01/26..................      1,081,250
  2,640,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series B
                Pre-refunded 03/01/04
                5.80%, 03/01/10..................      2,838,000
  1,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment, Series A
                5.75%, 07/01/14..................      1,068,750
    795,000     Massachusetts Bay Transportation
                Authority, Series A
                Pre-refunded 03/01/05
                5.50%, 03/01/07..................        856,612
  2,615,000     Massachusetts Bay Transportation
                Authority, Series A
                Pre-refunded 03/01/05
                5.75%, 03/01/18
                Insured: MBIA-IBC................      2,840,544
    705,000     Massachusetts Bay Transportation
                Authority, Series A
                Unrefunded balance
                5.50%, 03/01/07..................        750,825
  3,870,000     Massachusetts Bay Transportation
                Authority, Series B
                6.00%, 03/01/12..................      4,044,150
  1,000,000     Massachusetts Educational Financing
                Authority, Issue G, Series A
                5.13%, 12/01/14
                Insured: MBIA....................        995,000
    305,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.00%, 01/01/12
                Insured: AMBAC...................        317,200



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $  660,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.30%, 07/01/12
                Insured: AMBAC...................  $     691,350
  1,000,000     Massachusetts Municipal Wholesale
                Electric Co. Power Supply System
                Series D
                6.00%, 07/01/05
                Insured: MBIA....................      1,045,000
  1,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.25%, 05/01/12..................      1,043,750
  3,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.00%, 04/01/14
                Insured: MBIA....................      3,018,750
  1,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.25%, 05/01/14..................      1,030,000
  3,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                Pre-refunded 06/01/06
                5.75%, 06/01/16..................      3,262,500
  5,000,000     Massachusetts State, GO
                Consolidated Loan, Series C
                5.25%, 08/01/14..................      5,143,750
  1,750,000     Massachusetts State, GO
                Consolidated Loan, Series C
                5.25%, 08/01/15..................      1,782,813
  3,500,000     Massachusetts State, GO
                Consolidated Loan, Series D
                5.00%, 11/01/11..................      3,591,875
  2,000,000     Massachusetts State, GO
                Consolidated Loan, Series D
                5.00%, 11/01/14..................      2,010,000
  1,500,000     Massachusetts State, GO, Series A
                5.25%, 01/01/07..................      1,582,500
  2,000,000     Massachusetts State, GO, Series A
                5.75%, 08/01/09
                Insured: AMBAC...................      2,190,000
  3,500,000     Massachusetts State, GO, Series A
                5.50%, 02/01/11..................      3,613,750
  5,000,000     Massachusetts State, GO, Series A
                5.00%, 11/01/13..................      5,062,500
  2,000,000     Massachusetts State, GO, Series B
                5.40%, 11/01/07
                Insured: MBIA....................      2,142,500
  1,000,000     Massachusetts State, GO, Series B
                5.50%, 11/01/07..................      1,076,250
  5,315,000     Massachusetts State, GO, Series B
                6.50%, 08/01/08..................      6,012,594
  1,445,000     Massachusetts State Development
                Finance Agency, Clark University
                5.25%, 07/01/16..................      1,412,487



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $1,640,000     Massachusetts State Development
                Finance Agency, Curry College, Series A
                5.00%, 03/01/13
                Insured: ACA.....................  $   1,549,800
  1,030,000     Massachusetts State Development
                Finance Agency, Visual &
                Performing Arts Project
                5.75%, 08/01/13..................      1,113,687
  2,700,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.25%, 06/15/08..................      2,851,875
  1,000,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.75%, 06/15/09..................      1,088,750
  1,000,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.25%, 12/15/11..................      1,046,250
  2,000,000     Massachusetts State
                Government Land Bank, Series B
                5.25%, 02/01/06..................      2,107,500
  2,000,000     Massachusetts State HEFA
                Baystate Medical Center, Series D
                6.00%, 07/01/15
                Insured: FGIC....................      2,087,500
    975,000     Massachusetts State HEFA
                Berkley College of Music, Series E
                5.00%, 10/01/15
                Insured: MBIA....................        967,687
  2,500,000     Massachusetts State HEFA
                Boston Medical Center, Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,521,875
  1,900,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/12
                Insured: MBIA....................      1,980,750
  1,500,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/14
                Insured: MBIA....................      1,541,250
  1,175,000     Massachusetts State HEFA
                Dana-Farber Cancer Project, Series G-1
                6.25%, 12/01/09..................      1,239,625
  1,980,000     Massachusetts State HEFA
                Harvard University, Series AA
                5.50%, 01/15/09..................      2,135,925
  1,000,000     Massachusetts State HEFA
                Harvard University, Series Z
                5.50%, 01/15/11..................      1,073,750
  1,500,000     Massachusetts State HEFA
                Massachusetts Eye & Ear Infirmary, Series B
                5.25%, 07/01/09
                Insured: ACA.....................      1,505,625



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State HEFA
                Massachusetts General Hospital, Series G
                5.38%, 07/01/11
                Insured: AMBAC...................  $   2,055,000
  2,500,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,496,875
  2,465,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................      2,455,756
  4,670,000     Massachusetts State HEFA
                Partners Healthcare System, Series B
                5.25%, 07/01/10..................      4,740,050
  1,000,000     Massachusetts State HEFA
                Simmons College, Series C
                5.00%, 10/01/14
                Insured: MBIA....................      1,002,500
  2,000,000     Massachusetts State HEFA
                Smith College, Series D
                5.75%, 07/01/16..................      2,160,000
  2,000,000     Massachusetts State HEFA
                University of Massachusetts, Series A
                5.25%, 07/01/14
                Insured: AMBAC...................      2,040,000
  4,950,000     Massachusetts State HFA
                Housing Project, Series A
                6.30%, 10/01/13
                Insured: AMBAC-TCRS..............      5,148,000
  1,590,000     Massachusetts State HFA
                Multi-Family Housing, Series A
                6.10%, 07/01/15
                Insured: MBIA....................      1,661,550
  2,805,000     Massachusetts State HFA
                Rental Housing Mortgage, Series C, AMT
                5.45%, 07/01/18
                Insured: AMBAC...................      2,812,013
  1,750,000     Massachusetts State HFA
                Residential Development, Series A
                6.88%, 11/15/11
                Insured: FNMA....................      1,821,995
  1,245,000     Massachusetts State HFA, Series A
                5.85%, 12/01/08
                Insured: MBIA....................      1,313,475
    900,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.15%, 07/01/02..................        921,375
  1,000,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.30%, 07/01/05..................      1,052,500
  1,550,000     Massachusetts State IFA
                Worcester Polytechnic Institute
                5.13%, 09/01/17
                Insured: MBIA....................      1,538,375



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $1,790,000     Massachusetts State Port Authority, AMT
                Series B
                5.00%, 07/01/13..................  $   1,781,050
  1,385,000     Massachusetts State Port Authority, AMT
                Series B
                5.25%, 07/01/14..................      1,393,656
  1,000,000     Massachusetts State Port Authority, AMT
                Series E
                5.25%, 07/01/13..................      1,013,750
  1,390,000     Massachusetts State Port Authority
                Series A
                6.00%, 07/01/04..................      1,483,825
  1,050,000     Massachusetts State Port Authority
                Series A
                6.00%, 07/01/13..................      1,092,000
  2,000,000     Massachusetts State, SP OB, Series A
                5.50%, 06/01/07..................      2,097,500
  2,780,000     Massachusetts State, SP OB, Series A
                Pre-refunded 06/01/04
                5.75%, 06/01/11..................      2,967,650
    700,000     Massachusetts State, SP OB, Series A
                Pre-refunded 06/01/04
                5.75%, 06/01/12..................        747,250
  1,000,000     Massachusetts State WPAT
                Loan Program, Series A
                5.25%, 08/01/14..................      1,021,250
  2,000,000     Massachusetts State WPAT
                MWRA Project, Series A
                5.25%, 08/01/05..................      2,112,500
  1,280,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/12..................      1,387,200
  2,835,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/15..................      3,072,431
  2,090,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                5.60%, 08/01/13..................      2,173,600
    730,000     Massachusetts State WPAT
                Pooled Loan Program, Series 2
                6.13%, 02/01/07..................        803,913
    935,000     Massachusetts State WPAT, Series A
                5.45%, 02/01/13..................      1,003,956
  3,000,000     Massachusetts State WRA, Series A
                Pre-refunded 11/01/06
                5.60%, 11/01/26
                Insured: FGIC....................      3,266,250
  1,000,000     Massachusetts State WRA, Series B
                5.88%, 11/01/04..................      1,051,250
  2,000,000     Massachusetts State WRA, Series B
                6.00%, 11/01/05..................      2,097,500
  2,000,000     Massachusetts State WRA, Series C
                6.00%, 12/01/11..................      2,232,500



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $2,750,000     Massachusetts State WRA, Series C
                Pre-refunded 12/01/04
                5.25%, 12/01/20
                Insured: MBIA-IBC................  $   2,945,938
  1,000,000     Massachusetts State WRA, Series D
                5.50%, 08/01/10..................      1,076,250
  1,405,000     Mendon-Upton
                Regional School District, GO
                5.50%, 06/01/15
                Insured: FGIC....................      1,455,931
  2,250,000     Nantucket Island, GO
                5.25%, 07/15/10
                Insured: MBIA....................      2,362,500
  1,425,000     Nantucket Island, GO
                6.80%, 12/01/11..................      1,474,690
  1,500,000     Palmer, GO
                5.50%, 10/01/10
                Insured: MBIA....................      1,573,125
    510,000     Peabody, GO, Series A
                5.00%, 08/01/14..................        513,825
  1,035,000     Randolph, GO
                6.00%, 04/01/04
                Insured: FGIC....................      1,100,981
  1,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/13
                Insured: MBIA....................      1,077,500
  2,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/14
                Insured: MBIA....................      2,137,500
  2,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/15
                Insured: MBIA....................      2,115,000
  1,050,000     Sandwich, GO
                5.76%, 08/15/11..................      1,153,688
  1,000,000     Springfield, GO Municipal Purpose Loan
                5.30%, 08/01/11
                Insured: AMBAC...................      1,046,250
  1,000,000     Springfield, GO Municipal Purpose Loan
                5.30%, 08/01/13
                Insured: AMBAC...................      1,033,750
  1,255,000     Sutton, GO
                5.25%, 04/01/06
                Insured: MBIA....................      1,325,594
  3,000,000     University of Lowell
                Building Authority, Fifth Series A
                5.63%, 11/01/14
                Insured: AMBAC...................      3,131,250
  1,455,000     University of Massachusetts
                Building Authority, Series 2
                5.50%, 11/01/09
                Insured: AMBAC...................      1,567,763
  1,225,000     West Springfield, GO
                5.00%, 03/01/18
                Insured: FGIC....................      1,191,313



   PAR VALUE                                              VALUE
  ----------                                           ---------



                MASSACHUSETTS (CONTINUED)

 $1,705,000     Westford, GO
                5.50%, 04/01/07
                Insured: FGIC....................  $   1,828,613
  1,000,000     Worcester, GO, Series G
                5.30%, 07/01/15
                Insured: MBIA....................      1,016,250
  1,875,000     Worcester, GO Municipal Purpose Loan
                Series B
                5.25%, 11/01/14
                Insured: MBIA....................      1,933,594
                                                   -------------
                                                     217,093,379
                                                   -------------

                MISSISSIPPI - 0.90%

  2,000,000     Mississippi State, GO
                5.50%, 09/01/09..................      2,155,000
                                                   -------------

                NEW MEXICO - 1.04%

  2,500,000     Farmington PCR, Arizona Public
                Service Co., Series A
                4.40%, 05/01/24 (A)
                LOC: Bank of America NT & SA.....      2,500,000
                                                   -------------

                OHIO - 0.67%

  1,600,000     Ohio State Air Quality Development
                Authority Revenue, Cincinnati Gas &
                Electric, Series A
                4.40%, 09/01/30 (A)
                LOC: Barlcays Bank Plc...........      1,600,000
                                                   -------------

                PUERTO RICO - 2.50%

  2,675,000     Puerto Rico Commonwealth Highway &
                Transportation Authority
                5.25%, 07/01/13
                Insured: MBIA....................      2,792,032
  2,000,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities,
                Inter American University, Series A
                5.25%, 10/01/12
                Insured: MBIA....................      2,105,000
  1,000,000     Puerto Rico Municipal Finance
                Agency, GO, Series A
                5.50%, 08/01/09
                Insured: FSA.....................      1,091,250
                                                   -------------
                                                       5,988,282
                                                   -------------

                WYOMING - 1.50%

  3,100,000     Lincoln County PCR, Exxon Project,
                Series C
                4.30%, 11/01/14 (A)..............      3,100,000
    500,000     Uinta County PCR, Chevron U.S.A.,
                Inc. Project
                4.35%, 12/01/22 (A)..............        500,000
                                                   -------------
                                                       3,600,000
                                                   -------------
                TOTAL MUNICIPAL BONDS ...........    236,565,567
                                                   -------------
                (Cost $230,536,234)



                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

APRIL 30, 2001 (UNAUDITED)



    SHARES                                                VALUE
  ----------                                           ---------




INVESTMENT COMPANIES - 0.21%

    130,893     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     130,893
    369,590     Federated Tax-Free Obligations Fund      369,590
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        500,483
                                                   -------------
                (Cost $500,483)
TOTAL INVESTMENTS - 98.84%.......................    237,066,050
                                                   -------------
(Cost $231,036,717)
NET OTHER ASSETS AND LIABILITIES - 1.16%.........      2,778,990
                                                   -------------
NET ASSETS - 100.00%.............................  $ 239,845,040
                                                   =============

--------------------------------------------------------------------------------
(A)      Variable Rate Bond. Rate shown reflects the rate in effect at April 30,
         2001.
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private Activity obligations the interest on which is subject to the federal AMT for individuals.
FGIC     Federal Guaranty Insurance Corp.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
IFA      Industrial Finance Agency
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MBIA-IBC MBIA Insured Bond Certificates
MWRA     Massachusetts Water Resources Authority
PCR      Pollution Control Revenue
SP OB    Special Obligation
TCRS     Transferable Custody Receipts
WPAT     Water Pollution Abatement Test
WRA      Water Resource Authority



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                                               CONNECTICUT        MASSACHUSETTS       NEW JERSEY
                                                           TAX-EXEMPT           MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                            BOND FUND           BOND FUND           BOND FUND          BOND FUND
                                                           ------------       ------------        -------------       -----------
ASSETS:
   Investments (Note 2):...............................
     Investments at cost...............................    $194,647,508       $ 51,178,055        $ 83,637,875       $ 13,174,521
     Net unrealized appreciation.......................       5,667,405          1,718,873           1,624,575            279,546
                                                           ------------       ------------        ------------       ------------
       Total investments at value......................     200,314,913         52,896,928          85,262,450         13,454,067
   Cash  ..............................................              --                 --                  --                 --
   Receivable for investments sold.....................              --                 --           1,513,715                 --
   Receivable for shares sold..........................           1,071             20,975               8,044                 --
   Interest and dividend receivables...................       3,122,950            679,964           1,203,258            210,508
   Deferred organizational expense (Note 2)............              --                 --                  --              6,535
                                                           ------------       ------------        ------------       ------------
       Total Assets....................................     203,438,934         53,597,867          87,987,467         13,671,110
                                                           ------------       ------------        ------------       ------------

LIABILITIES:
   Dividends payable...................................         432,794            112,516             218,937             36,117
   Payable for investments purchased...................       1,991,939                 --                  --                 --
   Payable for shares repurchased......................         166,657              7,520              10,300                 --
   Payable to custodian................................              --                161                  --              4,123
   Advisory fee payable (Note 3).......................          91,652             17,658              32,821              2,806
   Payable to Fleet affiliates (Note 3)................           5,174              3,633               4,018                387
   Payable to Administrator (Note 3)...................          19,124              8,367              13,749              5,507
   Trustees' fees and expenses payable (Note 3)........           7,997              1,973               3,399                316
   Accrued expenses and other payables.................           7,298              5,073               3,057             12,576
                                                           ------------       ------------        ------------       ------------
       Total Liabilities...............................       2,722,635            156,901             286,281             61,832
                                                           ------------       ------------        ------------       ------------
NET ASSETS.............................................    $200,716,299       $ 53,440,966        $ 87,701,186       $ 13,609,278
                                                           ============       ============        ============       ============

NET ASSETS CONSIST OF:
   Par value (Note 5)..................................     $    18,405       $      5,039        $      8,540       $      1,353
   Paid-in capital in excess of par value..............     194,941,127         52,818,000          87,474,117         13,504,159
   Undistributed (overdistributed) net investment
     income (loss) ....................................         (14,883)           (14,614)            (21,727)             8,714
   Accumulated net realized gain (loss) on investments
     sold .............................................         104,245         (1,086,332)         (1,384,319)          (184,494)
   Unrealized appreciation of investments..............       5,667,405          1,718,873           1,624,575            279,546
                                                           ------------       ------------        ------------       ------------
TOTAL NET ASSETS.......................................    $200,716,299       $ 53,440,966        $ 87,701,186       $ 13,609,278
                                                           ============       ============        ============       ============

Retail A Shares:
   Net Assets..........................................    $ 19,499,513       $ 27,139,989        $ 32,761,177       $  3,023,986
   Shares of beneficial interest outstanding...........       1,788,035          2,558,985           3,190,181            300,708
   NET ASSET VALUE and redemption price per share......    $      10.91       $      10.61        $      10.27       $      10.06
   Sales charge - 4.75% of offering price..............            0.54               0.53                0.51               0.50
                                                           ------------       ------------        ------------       ------------
   Maximum offering price per share....................    $      11.45       $      11.14        $      10.78           $  10.56
                                                           ============       ============        ============       ============

Retail B Shares:
   Net Assets..........................................    $  3,522,801       $     11,889        $    248,566        $     1,986
   Shares of beneficial interest outstanding...........         323,026              1,121              24,204                197
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE and offering price per share*.......    $      10.91       $      10.61         $     10.27        $     10.06
                                                           ============       ============        ============       ============

Trust Shares:
   Net Assets..........................................    $177,693,985       $ 26,289,088        $ 54,691,443        $10,583,306
   Shares of beneficial interest outstanding...........      16,293,552          2,478,820           5,325,710          1,052,405
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE, offering and redemption price per
     share ............................................    $      10.91       $      10.61        $      10.27        $     10.06
                                                           ============       ============        ============        ===========

BKB Shares:
   Net Assets..........................................             N/A                N/A                 N/A                N/A
   Shares of beneficial interest outstanding...........             N/A                N/A                 N/A                N/A
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE, offering and redemption price per share         N/A                N/A                 N/A                N/A
                                                           ============       ============        ============       ============

--------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                      CONNECTICUT
                                                             NEW YORK         RHODE ISLAND        INTERMEDIATE       INTERMEDIATE
                                                             MUNICIPAL          MUNICIPAL          TAX-EXEMPT          MUNICIPAL
                                                             BOND FUND          BOND FUND           BOND FUND          BOND FUND
                                                           ------------       ------------        ------------       ------------
ASSETS:
   Investments (Note 2):...............................
     Investments at cost...............................    $ 91,307,129       $116,808,574        $256,302,270       $141,714,703
     Net unrealized appreciation.......................       2,905,309          3,305,379           9,200,196          4,587,873
                                                           ------------       ------------        ------------       ------------
       Total investments at value......................      94,212,438        120,113,953         265,502,466        146,302,576
   Cash  ..............................................               2                152                  22              3,729
   Receivable for investments sold.....................         518,754                 --                  --          1,001,504
   Receivable for shares sold..........................          25,837             26,222              98,722             75,206
   Interest and dividend receivables...................       1,303,551          1,562,531           3,822,910          2,371,551
   Deferred organizational expense (Note 2)............              --                 --                  --                 --
                                                           ------------       ------------        ------------       ------------
       Total Assets....................................      96,060,582        121,702,858         269,424,120        149,754,566
                                                           ------------       ------------        ------------       ------------

LIABILITIES:
   Dividends payable...................................         214,518            391,702             877,120            431,319
   Payable for investments purchased...................       1,323,070                 --                  --                 --
   Payable for shares repurchased......................              --             16,893             126,674             80,347
   Payable to custodian................................              --                 --                  --                 --
   Advisory fee payable (Note 3).......................          43,051             50,316             140,597             69,608
   Payable to Fleet affiliates (Note 3)................           5,243                  1                   2                 --
   Payable to Administrator (Note 3)...................          10,575             12,783              22,004             14,583
   Trustees' fees and expenses payable (Note 3)........           3,757              1,691               2,143              1,224
   Accrued expenses and other payables.................           6,283             17,422               7,834              7,128
                                                           ------------       ------------        ------------       ------------
       Total Liabilities...............................       1,606,497            490,808           1,176,374            604,209
                                                           ------------       ------------        ------------       ------------
NET ASSETS.............................................    $ 94,454,085       $121,212,050        $268,247,746       $149,150,357
                                                           ============       ============        ============       ============

NET ASSETS CONSIST OF:
   Par value (Note 5)..................................    $      8,422       $     11,071        $     26,333       $     14,090
   Paid-in capital in excess of par value..............      92,029,317        119,395,550         265,600,360        147,154,572
   Undistributed (overdistributed) net investment
     income (loss) ....................................               3            (10,999)               (302)            (1,047)
   Accumulated net realized gain (loss) on investments
     sold .............................................        (488,966)        (1,488,951)         (6,578,841)        (2,605,131)
   Unrealized appreciation of investments..............       2,905,309          3,305,379           9,200,196          4,587,873
                                                           ------------       ------------        ------------       ------------
TOTAL NET ASSETS.......................................    $ 94,454,085       $121,212,050        $268,247,746       $149,150,357
                                                           ============       ============        ============       ============

Retail A Shares:
   Net Assets..........................................    $ 39,861,320       $ 27,646,092        $    115,543       $     68,668
   Shares of beneficial interest outstanding...........       3,554,366          2,525,041              11,341              6,487
   NET ASSET VALUE and redemption price per share......    $      11.21       $      10.95        $      10.19       $      10.59
   Sales charge - 4.75% of offering price..............            0.56               0.55                0.51               0.53
                                                           ------------       ------------        ------------       ------------
   Maximum offering price per share....................    $      11.77       $      11.50        $      10.70       $      11.12
                                                           ============       ============        ============       ============

Retail B Shares:
   Net Assets..........................................    $      4,293       $      1,988        $      1,993       $      1,989
   Shares of beneficial interest outstanding...........             383                182                 196                188
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE and offering price per share*.......    $      11.21       $      10.95        $      10.19       $      10.59
                                                           ============       ============        ============       ============

Trust Shares:
   Net Assets..........................................    $ 54,588,472       $ 84,418,414        $254,250,180       $121,026,738
   Shares of beneficial interest outstanding...........       4,867,622          7,710,391          24,958,616         11,433,082
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE, offering and redemption price per
     share                                                 $      11.21       $      10.95        $      10.19       $      10.59
                                                           ============       ============        ============       ============

BKB Shares:
   Net Assets..........................................             N/A       $  9,145,556        $ 13,880,030       $ 28,052,962
   Shares of beneficial interest outstanding...........             N/A            835,309           1,362,542          2,650,024
                                                           ------------       ------------        ------------       ------------
   NET ASSET VALUE, offering and redemption price per share         N/A       $      10.95        $      10.19       $      10.59
                                                           ============       ============        ============       ============

[table continued]

                                                                                 MASSACHUSETTS
                                                               FLORIDA           INTERMEDIATE
                                                              MUNICIPAL            MUNICIPAL
                                                              BOND FUND            BOND FUND
                                                            -----------          -------------
ASSETS:
   Investments (Note 2):...............................
     Investments at cost...............................    $ 57,591,098           $231,036,717
     Net unrealized appreciation.......................       1,566,886              6,029,333
                                                           ------------           ------------
       Total investments at value......................      59,157,984            237,066,050
   Cash  ..............................................              --                     --
   Receivable for investments sold.....................              --                     --
   Receivable for shares sold..........................              --                 80,500
   Interest and dividend receivables...................         861,800             3,643,873
   Deferred organizational expense (Note 2)............              --                     --
                                                           ------------           ------------
       Total Assets....................................      60,019,784            240,790,423
                                                           ------------           ------------

LIABILITIES:
   Dividends payable...................................         203,148                679,693
   Payable for investments purchased...................              --                     --
   Payable for shares repurchased......................              --                 95,456
   Payable to custodian................................           8,068                     --
   Advisory fee payable (Note 3).......................          28,866                119,888
   Payable to Fleet affiliates (Note 3)................              --                    282
   Payable to Administrator (Note 3)...................           6,346                 21,713
   Trustees' fees and expenses payable (Note 3)........             462                  2,058
   Accrued expenses and other payables.................          10,054                 26,293
                                                           ------------           ------------
       Total Liabilities...............................         256,944                945,383
                                                           ------------           ------------
NET ASSETS.............................................    $ 59,762,840           $239,845,040
                                                           ============           ============

NET ASSETS CONSIST OF:
   Par value (Note 5)..................................    $      5,955           $     23,171
   Paid-in capital in excess of par value..............      59,494,069            236,334,109
   Undistributed (overdistributed) net investment
     income (loss)                                                  227                     (2)
   Accumulated net realized gain (loss) on investments
     sold                                                    (1,304,297)            (2,541,571)
   Unrealized appreciation of investments..............       1,566,886              6,029,333
                                                           ------------           ------------
TOTAL NET ASSETS.......................................    $ 59,762,840           $239,845,040
                                                           ============           ============

Retail A Shares:
   Net Assets..........................................             N/A           $  2,656,986
   Shares of beneficial interest outstanding...........             N/A                256,687
   NET ASSET VALUE and redemption price per share......             N/A           $      10.35
   Sales charge - 4.75% of offering price..............             N/A                   0.52
                                                           ------------           ------------
   Maximum offering price per share....................             N/A           $      10.87
                                                           ============           ============

Retail B Shares:
   Net Assets..........................................             N/A           $     38,966
   Shares of beneficial interest outstanding...........             N/A                  3,765
                                                           ------------           ------------
   NET ASSET VALUE and offering price per share*.......             N/A           $      10.35
                                                           ============           ============

Trust Shares:
   Net Assets..........................................    $ 59,762,840           $184,962,971
   Shares of beneficial interest outstanding...........       5,954,682             17,869,148
                                                           ------------           ------------
   NET ASSET VALUE, offering and redemption price per
     share                                                 $      10.04           $      10.35
                                                           ============           ============

BKB Shares:
   Net Assets..........................................             N/A           $ 52,186,117
   Shares of beneficial interest outstanding...........             N/A              5,041,765
                                                           ------------           ------------
   NET ASSET VALUE, offering and redemption price per share         N/A           $      10.35
                                                           ============           ============

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                               CONNECTICUT        MASSACHUSETTS       NEW JERSEY
                                                           TAX-EXEMPT           MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                            BOND FUND           BOND FUND           BOND FUND          BOND FUND
                                                           -----------        ------------        -------------      ------------
INVESTMENT INCOME:
   Interest (Note 2)...................................    $ 5,117,595        $  1,233,806        $  2,075,376        $   319,572
   Dividends (Note 2)..................................         84,194              24,697              48,410              5,673
                                                           -----------        ------------        ------------        -----------
     Total investment income...........................      5,201,789           1,258,503           2,123,786            325,245
                                                           -----------        ------------        ------------        -----------

EXPENSES:
   Investment advisory fee (Note 3)....................        757,304             188,452             312,546             49,251
   Administration fee (Note 3).........................         67,652              16,835              27,921              4,400
   Custodian fee.......................................          7,352               4,103               4,852              4,436
   Fund accounting fee (Note 3)........................         34,351              22,488              29,384             22,957
   Professional fees (Note 3)..........................         11,547               8,497               9,074              7,649
   Transfer agent fee (Note 3).........................          8,654               6,476               6,618              2,446
   Shareholder servicing and 12b-1 fees (Note 3).......         29,377              19,273              23,994              2,001
   Trustees' fees and expenses (Note 3)................          1,857                 438               1,234                130
   Amortization of organization costs (Note 2).........             --                  --                  --              1,685
   Reports to shareholders.............................         11,135              10,279              10,371              2,747
   Miscellaneous.......................................         19,956               7,745               9,984              2,716
                                                           -----------        ------------        ------------        -----------
     Total expenses before reimbursement/waiver........        949,185             284,586             435,978            100,418
                                                           -----------        ------------        ------------        -----------
     Less: reimbursement/waiver (Note 4)...............       (204,918)            (99,012)           (154,877)           (43,593)
                                                           -----------        ------------        ------------        -----------
     Total expenses net of reimbursement/waiver........        744,267             185,574             281,101             56,825
                                                           -----------        ------------        ------------        -----------
NET INVESTMENT INCOME..................................      4,457,522           1,072,929           1,842,685            268,420
                                                           -----------        ------------        ------------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold........        865,026              27,444              57,914              9,529
   Net change in unrealized appreciation of investments      3,307,942             919,220           1,086,485            208,818
                                                           -----------        ------------        ------------        -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS......................................      4,172,968             946,664           1,144,399            218,347
                                                           -----------        ------------        ------------        -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...........................    $ 8,630,490        $  2,019,593        $  2,987,084        $   486,767
                                                           ===========        ============        ============        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       58

                                                                                                                     CONNECTICUT
                                                            NEW YORK          RHODE ISLAND      INTERMEDIATE         INTERMEDIATE
                                                            MUNICIPAL           MUNICIPAL        TAX-EXEMPT            MUNICIPAL
                                                            BOND FUND           BOND FUND         BOND FUND            BOND FUND
                                                           -----------       --------------     -------------       -------------
INVESTMENT INCOME:
   Interest (Note 2)...................................    $   2,355,524      $   3,131,901     $   6,706,036       $   3,703,633
   Dividends (Note 2)..................................           36,517             27,823           103,593              80,929
                                                           -------------      -------------     -------------       -------------
     Total investment income...........................        2,392,041          3,159,724         6,809,629           3,784,562
                                                           -------------      -------------     -------------       -------------

EXPENSES:
   Investment advisory fee (Note 3)....................          344,877            455,179         1,024,482             567,785
   Administration fee (Note 3).........................           30,809             40,663            91,520              50,722
   Custodian fee.......................................            4,846              6,324             7,148               6,045
   Fund accounting fee (Note 3)........................           24,582             30,075            37,393              28,845
   Professional fees (Note 3)..........................            8,584              3,915            12,794              13,483
   Transfer agent fee (Note 3).........................            9,894              3,801             3,486               4,923
   Shareholder servicing and 12b-1 fees (Note 3).......           29,514                  3             7,628              14,665
   Trustees' fees and expenses (Note 3)................              838              1,193             2,333               1,292
   Amortization of organization costs (Note 2).........               --                 --                --                  --
   Reports to shareholders.............................           18,917              7,418             7,767              11,289
   Miscellaneous.......................................           11,771             29,571.           33,531              28,714
                                                           -------------      -------------     -------------       -------------
     Total expenses before reimbursement/waiver........          484,632            578,142.        1,228,082             727,763
                                                           -------------      -------------     -------------       -------------
     Less: reimbursement/waiver (Note 4)...............          (94,937)          (174,757)         (190,794)           (139,509)
                                                           -------------      -------------     -------------       -------------
     Total expenses net of reimbursement/waiver........          389,695            403,385.        1,037,288             588,254
                                                           -------------      -------------     -------------       -------------
NET INVESTMENT INCOME..................................        2,002,346         2 ,756,339.        5,772,341           3,196,308
                                                           -------------      -------------     -------------       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold........          259,530            115,146         1,171,840             (35,929)
   Net change in unrealized appreciation of investments        1,545,616          2,090,664         3,810,513           2,591,001
                                                           -------------      -------------     -------------       -------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS......................................        1,805,146          2,205,810         4,982,353           2,555,072
                                                           -------------      -------------     -------------       -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...........................    $   3,807,492      $   4,962,149     $  10,754,694       $   5,751,380
                                                           =============      =============     =============       =============

[table continued]

                                                                             MASSACHUSETTS
                                                               FLORIDA        INTERMEDIATE
                                                              MUNICIPAL         MUNICIPAL
                                                              BOND FUND         BOND FUND
                                                           ------------      -------------
INVESTMENT INCOME:
   Interest (Note 2)...................................    $   1,458,71      $   5,763,134
   Dividends (Note 2)..................................          35,343            147,633
                                                           ------------      -------------
     Total investment income...........................       1,494,054          5,910,767
                                                           ------------      -------------

EXPENSES:
   Investment advisory fee (Note 3)....................         229,625            891,771
   Administration fee (Note 3).........................          20,513             79,665
   Custodian fee.......................................           4,116              6,726
   Fund accounting fee (Note 3)........................          19,319             38,296
   Professional fees (Note 3)..........................           9,017             10,427
   Transfer agent fee (Note 3).........................           2,491              1,255
   Shareholder servicing and 12b-1 fees (Note 3).......              --             38,971
   Trustees' fees and expenses (Note 3)................             511              2,157
   Amortization of organization costs (Note 2).........              --                 --
   Reports to shareholders.............................          1,641              27,025
   Miscellaneous.......................................          17,923             21,685
                                                           ------------      -------------
     Total expenses before reimbursement/waiver........         305,156          1,127,978
                                                           ------------      -------------
     Less: reimbursement/waiver (Note 4)...............         (61,900)          (225,772)
                                                           ------------      -------------
     Total expenses net of reimbursement/waiver........         243,256            902,206
                                                           ------------      -------------
NETINVESTMENT INCOME...................................       1,250,798          5,008,561
                                                           ------------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold........         (14,254)          (110,835)
   Net change in unrealized appreciation of investments       1,078,499          4,044,912
                                                           ------------      -------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS......................................       1,064,245          3,934,077
                                                           ------------      -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...........................    $  2,315,043      $   8,942,638
                                                           ============      =============



GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                     TAX-EXEMPT                              CONNECTICUT
                                                                      BOND FUND                          MUNICIPAL BOND FUND
                                                          ----------------------------------      ----------------------------------
                                                            SIX MONTHS           YEAR               SIX MONTHS           YEAR
                                                          ENDED APRIL 30,        ENDED            ENDED APRIL 30,        ENDED
                                                               2001           OCTOBER 31,              2001           OCTOBER 31,
                                                            (UNAUDITED)          2000               (UNAUDITED)          2000
                                                          ---------------    --------------       ----------------  ----------------
NET ASSETS at beginning of period......................   $  199,070,668     $  171,085,496        $   48,599,757    $   44,562,475
                                                          --------------     --------------        --------------    --------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................        4,457,522          8,688,402             1,072,929         1,968,012
   Net realized gain (loss) on investments sold........          865,026           (670,993)               27,444          (291,686)
   Net change in unrealized appreciation
      of investments...................................        3,307,942          7,272,858               919,220         1,610,242
                                                          --------------     --------------        --------------    --------------
   Net increase in net assets resulting from operations        8,630,490         15,290,267             2,019,593         3,286,568
                                                          --------------     --------------        --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income............................         (433,172)        (1,002,130)             (545,760)       (1,059,549)
                                                          --------------     --------------        --------------    --------------
         Total Dividends...............................         (433,172)        (1,002,130)             (545,760)       (1,059,549)
                                                          --------------     --------------        --------------    --------------

   RETAIL B SHARES:
      Net investment income............................          (65,021)          (126,624)                  (25)              N/A
                                                          --------------     --------------        --------------    --------------
         Total Dividends...............................          (65,021)          (126,624)                  (25)              N/A
                                                          --------------     --------------        --------------    --------------

   TRUST SHARES:
      Net investment income............................       (3,959,329)        (7,559,648)             (527,144)         (908,463)
                                                          --------------     --------------        --------------    --------------
         Total Dividends...............................       (3,959,329)        (7,559,648)             (527,144)         (908,463)
                                                          --------------     --------------        --------------    --------------

         Total Dividends to shareholders...............       (4,457,522)        (8,688,402)           (1,072,929)       (1,968,012)
                                                          --------------     --------------        --------------    --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....       (2,527,337)        21,383,307             3,894,545         2,718,726
                                                          --------------     --------------        --------------    --------------
   Net increase in net assets..........................        1,645,631         27,985,172             4,841,209         4,037,282
                                                          --------------     --------------        --------------    --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........   $  200,716,299     $  199,070,668        $   53,440,966   $    48,599,757
                                                          ==============     ==============        ==============   ===============

(A) Undistributed (overdistributed) net
      investment income (loss).........................   $      (14,883)    $      (14,883)       $      (14,614)  $       (14,614)
                                                          ==============     ==============        ==============   ===============

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 66 - 69.

                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                      MASSACHUSETTS                          NEW JERSEY
                                                                   MUNICIPAL BOND FUND                   MUNICIPAL BOND FUND
                                                          -----------------------------------   -----------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED APRIL 30,         ENDED         ENDED APRIL 30,         ENDED
                                                                2001            OCTOBER 31,           2001            OCTOBER 31,
                                                             (UNAUDITED)           2000            (UNAUDITED)           2000
                                                          ----------------    --------------    ----------------   ---------------
NET ASSETS at beginning of period......................   $   78,158,475      $   73,593,103    $   11,371,583     $     8,723,906
                                                          --------------      --------------    --------------     ---------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................        1,842,685           3,474,943           268,420             411,448
   Net realized gain (loss) on investments sold........           57,914          (1,004,595)            9,529            (148,987)
   Net change in unrealized appreciation
      of investments...................................        1,086,485           3,652,816           208,818             477,226
                                                          --------------      --------------    --------------     ---------------
   Net increase in net assets resulting from operations        2,987,084           6,123,164           486,767             739,687
                                                          --------------      --------------    --------------     ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income............................         (722,688)         (1,589,697)          (51,799)            (39,818)
                                                          --------------      --------------    --------------     ---------------
         Total Dividends...............................         (722,688)         (1,589,697)          (51,799)            (39,818)
                                                          --------------      --------------    --------------     ---------------

   RETAIL B SHARES:
      Net investment income............................           (1,024)                N/A               (10)                N/A
                                                          --------------      --------------    --------------     ---------------
         Total Dividends...............................           (1,024)                N/A               (10)                N/A
                                                          --------------      --------------    --------------     ---------------

   TRUST SHARES:
      Net investment income............................       (1,118,973)         (1,885,246)         (216,611)           (371,630)
                                                          --------------      --------------    --------------     ---------------
         Total Dividends...............................       (1,118,973)         (1,885,246)         (216,611)           (371,630)
                                                          --------------      --------------    --------------     ---------------

         Total Dividends to shareholders...............       (1,842,685)         (3,474,943)         (268,420)           (411,448)
                                                          --------------      --------------    --------------     ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....        8,398,312           1,917,151         2,019,348           2,319,438
                                                          --------------      --------------    --------------     ---------------
   Net increase in net assets..........................        9,542,711           4,565,372         2,237,695           2,647,677
                                                          --------------      --------------    --------------     ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........   $   87,701,186      $   78,158,475    $   13,609,278     $    11,371,583
                                                          ==============      ==============    ==============     ===============

(A) Undistributed (overdistributed) net
      investment income (loss).........................   $      (21,727)     $      (21,727)   $        8,714     $         8,714
                                                          ==============      ==============    ==============     ===============

[table continued]

                                                                             NEW YORK
                                                                        MUNICIPAL BOND FUND
                                                          ------------------------------------
                                                                  SIX MONTHS             YEAR
                                                                ENDED APRIL 30,          ENDED
                                                                     2001             OCTOBER 31,
                                                                  (UNAUDITED)            2000
                                                          --------------------- -----------------
NET ASSETS at beginning of period......................     $  89,211,316         $  78,038,771
                                                            -------------         -------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................         2,002,346             3,935,948
   Net realized gain (loss) on investments sold........           259,530              (462,422)
   Net change in unrealized appreciation
      of investments...................................         1,545,616             3,869,503
                                                            -------------         -------------
   Net increase in net assets resulting from operations         3,807,492             7,343,029
                                                            -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income............................          (851,540)           (1,917,353)
                                                            -------------         -------------
         Total Dividends...............................          (851,540)           (1,917,353)
                                                            -------------         -------------

   RETAIL B SHARES:
      Net investment income............................               (16)                  N/A
                                                            -------------         -------------
         Total Dividends...............................               (16)                  N/A
                                                            -------------         -------------

   TRUST SHARES:
      Net investment income............................        (1,150,790)           (2,181,119)
                                                            -------------         -------------
         Total Dividends...............................        (1,150,790)           (2,181,119)
                                                            -------------         -------------

         Total Dividends to shareholders...............        (2,002,346)           (4,098,472)
                                                            -------------         -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....         3,437,623             7,927,988
                                                            -------------         -------------
   Net increase in net assets..........................         5,242,769            11,172,545
                                                            -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........     $  94,454,085         $  89,211,316
                                                            =============         =============
(A) Undistributed (overdistributed) net
      investment income (loss).........................     $           3         $           3
                                                            =============         =============

GALAXY TAX-EXEMPT BOND FUNDS


                                                                                 RHODE ISLAND
                                                                              MUNICIPAL BOND FUND
                                                                  ----------------------------------------
                                                                     SIX MONTHS                   YEAR
                                                                   ENDED APRIL 30,                ENDED
                                                                        2001                   OCTOBER 31,
                                                                     (UNAUDITED)                  2000
                                                                  --------------            --------------

NET ASSETS at beginning of period.............................    $  119,038,227            $   19,833,264
                                                                  --------------            --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................         2,756,339                 2,650,176
   Net realized gain (loss) on investments sold...............           115,146                  (208,694)
   Net change in unrealized appreciation
      (depreciation) of investments...........................         2,090,664                 3,049,944
                                                                  --------------            --------------
   Net increase (decrease) in net assets resulting from operations     4,962,149                 5,491,426
                                                                  --------------            --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................          (611,439)               (1,101,845)
                                                                  --------------            --------------
   Total Dividends............................................          (611,439)               (1,101,845)
                                                                  --------------            --------------

   RETAIL B SHARES:
      Net investment income...................................               (12)                      N/A
                                                                  --------------            --------------
   Total Dividends............................................               (12)                      N/A
                                                                  --------------            --------------

   SHARES*:
      Net investment income...................................               N/A                       N/A
      Net realized gain on investments........................               N/A                       N/A
                                                                  --------------            --------------
         Total Dividends......................................               N/A                       N/A
                                                                  --------------            --------------

   TRUST SHARES:
      Net investment income...................................        (1,924,322)               (1,356,898)
                                                                  --------------            --------------
         Total Dividends......................................        (1,924,322)               (1,356,898)
                                                                  --------------            --------------

   BKB SHARES:
      Net investment income...................................          (220,566)                 (191,433)
                                                                  --------------            --------------
         Total Dividends......................................          (220,566)                 (191,433)
                                                                  --------------            --------------

         Total Dividends to shareholders......................        (2,756,339)               (2,650,176)
                                                                  --------------            --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............           (31,987)               96,363,713
                                                                  --------------            --------------
   Net increase (decrease) in net assets......................         2,173,823                99,204,963
                                                                  --------------            --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)................    $  121,212,050            $  119,038,227
                                                                  ==============            ==============

(A) Overdistributed net investment loss.......................    $      (10,999)           $      (10,999)
                                                                  ==============            ==============

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 69 - 71.
* Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                                          INTERMEDIATE
                                                                                      TAX-EXEMPT BOND FUND
                                                                   ----------------------------------------------------------
                                                                     SIX MONTHS            PERIOD FROM              YEAR
                                                                   ENDED APRIL 30,        JUNE 1, 2000              ENDED
                                                                        2001             TO OCTOBER 31,            MAY 31,
                                                                     (UNAUDITED)              2000                  2000
                                                                   ----------------     ----------------     ----------------

NET ASSETS at beginning of period.............................     $  278,660,555      $   296,710,555       $   356,995,000
                                                                   --------------      ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................          5,772,341            5,309,602            14,904,000
   Net realized gain (loss) on investments sold...............          1,171,840           (1,438,177)           (6,305,000)
   Net change in unrealized appreciation
      (depreciation) of investments...........................          3,810,513           13,867,739           (15,145,000)
                                                                   --------------      ---------------       ---------------
   Net increase (decrease) in net assets resulting from operations     10,754,694           17,739,164            (6,546,000)
                                                                   --------------      ---------------       ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................               (112)                (278)                  N/A
                                                                   --------------      ---------------       ---------------
   Total Dividends............................................               (112)                (278)                  N/A
                                                                   --------------      ---------------       ---------------

   RETAIL B SHARES:
      Net investment income...................................                (11)                 N/A                   N/A
                                                                   --------------      ---------------       ---------------
   Total Dividends............................................                (11)                 N/A                   N/A
                                                                   --------------      ---------------       ---------------

   SHARES*:
      Net investment income...................................                N/A             (887,981)          (14,919,445)
      Net realized gain on investments........................                N/A                   --            (3,786,000)
                                                                   --------------      ---------------       ---------------
         Total Dividends......................................                N/A             (887,981)          (18,705,445)
                                                                   --------------      ---------------       ---------------

   TRUST SHARES:
      Net investment income...................................         (5,454,634)          (4,090,860)                  N/A
                                                                   --------------      ---------------       ---------------
         Total Dividends......................................         (5,454,634)          (4,090,860)                  N/A
                                                                   --------------      ---------------       ---------------

   BKB SHARES:
      Net investment income...................................           (317,584)            (315,375)                  N/A
                                                                   --------------      ---------------       ---------------
         Total Dividends......................................           (317,584)            (315,375)                  N/A
                                                                   --------------      ---------------       ---------------

         Total Dividends to shareholders......................         (5,772,341)          (5,294,494)          (18,705,445)
                                                                   --------------      ---------------       ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............        (15,395,162)         (30,494,670)          (35,033,000)
                                                                   --------------      ---------------       ---------------
   Net increase (decrease) in net assets......................        (10,412,809)         (18,050,000)          (60,284,445)
                                                                   --------------      ---------------       ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)................     $  268,247,746      $   278,660,555       $   296,710,555
                                                                   ==============      ===============       ===============

(A) Overdistributed net investment loss.......................     $         (302)     $          (302)      $       (19,000)
                                                                   ==============      ===============       ===============

[table continued]

                                                                                      CONNECTICUT INTERMEDIATE
                                                                                         MUNICIPAL BOND FUND
                                                                   ------------------------------------------------------------
                                                                       SIX MONTHS            PERIOD FROM              YEAR
                                                                     ENDED APRIL 30,        JUNE 1, 2000              ENDED
                                                                          2001             TO OCTOBER 31,            MAY 31,
                                                                       (UNAUDITED)               2000                 2000
                                                                   ----------------     -----------------    ------------------

NET ASSETS at beginning of period.............................      $   152,227,290      $   148,901,936      $    187,725,000
                                                                    ---------------      ---------------      ----------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................            3,196,308            2,768,776             7,730,000
   Net realized gain (loss) on investments sold...............              (35,929)            (615,088)           (1,938,000)
   Net change in unrealized appreciation
      (depreciation) of investments...........................            2,591,001            6,649,166            (8,643,000)
                                                                    ---------------      ---------------      ----------------
   Net increase (decrease) in net assets resulting from operations        5,751,380            8,802,854            (2,851,000)
                                                                    ---------------      ---------------      ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................               (8,517)                (452)                  N/A
                                                                    ---------------      ---------------      ----------------
   Total Dividends............................................               (8,517)                (452)                  N/A
                                                                    ---------------      ---------------      ----------------

   RETAIL B SHARES:
      Net investment income...................................                  (11)                 N/A                   N/A
                                                                    ---------------      ---------------      ----------------
   Total Dividends............................................                  (11)                 N/A                   N/A
                                                                    ---------------      ---------------      ----------------

   SHARES*:
      Net investment income...................................                  N/A             (454,853)           (7,730,064)
      Net realized gain on investments........................                  N/A                   --              (892,000)
                                                                    ---------------      ---------------      ----------------
         Total Dividends......................................                  N/A             (454,853)           (8,622,064)
                                                                    ---------------      ---------------      ----------------

   TRUST SHARES:
      Net investment income...................................           (2,562,432)          (1,842,145)                  N/A
                                                                    ---------------      ---------------      ----------------
         Total Dividends......................................           (2,562,432)          (1,842,145)                  N/A
                                                                    ---------------      ---------------      ----------------

   BKB SHARES:
      Net investment income...................................             (625,348)            (471,635)                  N/A
                                                                    ---------------      ---------------      ----------------
         Total Dividends......................................             (625,348)            (471,635)                  N/A
                                                                    ---------------      ---------------      ----------------

         Total Dividends to shareholders......................           (3,196,308)          (2,769,085)           (8,622,064)
                                                                    ---------------      ---------------      ----------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............           (5,632,005)          (2,708,415)          (27,350,000)
                                                                    ---------------      ---------------      ----------------
   Net increase (decrease) in net assets......................           (3,076,933)           3,325,354           (38,823,064)
                                                                    ---------------      ---------------      ----------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)................      $   149,150,357      $   152,227,290      $    148,901,936
                                                                    ===============      ===============      ================

(A) Overdistributed net investment loss.......................      $        (1,047)     $        (1,047)     $             --
                                                                    ===============      ===============      ================

GALAXY TAX-EXEMPT BOND FUNDS

                                                                                              FLORIDA
                                                                                        MUNICIPAL BOND FUND
                                                                    -----------------------------------------------------------
                                                                      SIX MONTHS            PERIOD FROM              YEAR
                                                                    ENDED APRIL 30,        JUNE 1, 2000              ENDED
                                                                         2001             TO OCTOBER 31,            MAY 31,
                                                                      (UNAUDITED)              2000                  2000
                                                                    --------------       ----------------      ----------------
NET ASSETS at beginning of period.............................       $ 61,773,044          $ 61,154,145         $   68,796,000
                                                                     ------------          ------------         --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................          1,250,798             1,089,352              2,924,000
   Net realized (loss) on investments sold....................            (14,254)             (630,739)              (659,000)
   Net change in unrealized appreciation
      (depreciation) of investments...........................          1,078,499             2,960,565             (3,569,000)
                                                                     ------------          ------------         --------------
   Net increase (decrease) in net assets resulting from operations      2,315,043             3,419,178             (1,304,000)
                                                                     ------------          ------------         --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................                N/A                   N/A                    N/A
      Net realized gain on investments........................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------
   Total Dividends............................................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------

   RETAIL B SHARES:
      Net investment income...................................                N/A                   N/A                    N/A
      Net realized gain on investments........................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------
   Total Dividends............................................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------

   SHARES*:
      Net investment income...................................                N/A                   N/A             (2,923,855)
      Net realized gain on investments........................                N/A                   N/A                     --
                                                                     ------------          ------------         --------------
         Total Dividends......................................                N/A                   N/A             (2,923,855)
                                                                     ------------          ------------         --------------

   TRUST SHARES:
      Net investment income...................................         (1,250,798)           (1,088,989)                   N/A
      Net realized gain on investments........................                 --                    --                    N/A
                                                                     ------------          ------------         --------------
         Total Dividends......................................         (1,250,798)           (1,088,989)                   N/A
                                                                     ------------          ------------         --------------

   BKB SHARES:
      Net investment income...................................                N/A                   N/A                    N/A
      Net realized gain on investments........................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------
         Total Dividends......................................                N/A                   N/A                    N/A
                                                                     ------------          ------------         --------------

         Total Dividends to shareholders......................         (1,250,798)           (1,088,989)            (2,923,855)
                                                                     ------------          ------------         --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............         (3,074,449)           (1,711,290)            (3,414,000)
                                                                     ------------          ------------         --------------
   Net increase (decrease) in net assets......................         (2,010,204)              618,899             (7,641,855)
                                                                     ------------          ------------         --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)................       $ 59,762,840          $ 61,773,044         $   61,154,145
                                                                     ============          ============         ==============
(A)Undistributed (overdistributed) net
   investment income (loss)...................................       $        227          $        227         $           --
                                                                     ============          ============         ==============

--------------------------------------------------------------------------------

(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 72 - 73.
* Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).


                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                                      MASSACHUSETTS INTERMEDIATE
                                                                                          MUNICIPAL BOND FUND
                                                                    -----------------------------------------------------------
                                                                        SIX MONTHS            PERIOD FROM              YEAR
                                                                      ENDED APRIL 30,        JUNE 1, 2000              ENDED
                                                                           2001             TO OCTOBER 31,            MAY 31,
                                                                        (UNAUDITED)              2000                  2000
                                                                    -----------------       ---------------        ---------------
NET ASSETS at beginning of period.............................        $  232,353,352        $  231,140,208         $  267,871,000
                                                                      --------------        --------------         --------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................             5,008,561             4,241,452             11,388,000
   Net realized (loss) on investments sold....................              (110,835)           (1,215,747)            (1,141,000)
   Net change in unrealized appreciation
      (depreciation) of investments...........................             4,044,912            10,490,315            (14,553,000)
                                                                      --------------        --------------         --------------
   Net increase (decrease) in net assets resulting from operations         8,942,638            13,516,020             (4,306,000)
                                                                      --------------        --------------         --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................               (53,313)              (12,364)                   N/A
      Net realized gain on investments........................                    --                    --                    N/A
                                                                      --------------        --------------         --------------
   Total Dividends............................................               (53,313)              (12,364)                   N/A
                                                                      --------------        --------------         --------------

   RETAIL B SHARES:
      Net investment income...................................                  (120)                  N/A                    N/A
      Net realized gain on investments........................                    --                   N/A                    N/A
                                                                      --------------        --------------         --------------
   Total Dividends............................................                  (120)                  N/A                    N/A
                                                                      --------------        --------------         --------------

   SHARES*:
      Net investment income...................................                   N/A              (703,423)           (11,388,000)
      Net realized gain on investments........................                   N/A                    --                     --
                                                                      --------------        --------------         --------------
         Total Dividends......................................                   N/A              (703,423)           (11,388,000)
                                                                      --------------        --------------         --------------

   TRUST SHARES:
      Net investment income...................................            (3,841,175)           (2,664,672)                   N/A
      Net realized gain on investments........................                    --                    --                    N/A
                                                                      --------------        --------------         --------------
         Total Dividends......................................            (3,841,175)           (2,664,672)                   N/A
                                                                      --------------        --------------         --------------

   BKB SHARES:
      Net investment income...................................            (1,113,953)             (861,423)                   N/A
      Net realized gain on investments........................                    --                    --                    N/A
                                                                      --------------        --------------         --------------
         Total Dividends......................................            (1,113,953)             (861,423)                   N/A
                                                                      --------------        --------------         --------------

         Total Dividends to shareholders......................            (5,008,561)           (4,241,882)           (11,388,000)
                                                                      --------------        --------------         --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............             3,557,611            (8,060,994)           (21,037,000)
                                                                      --------------        --------------         --------------
   Net increase (decrease) in net assets......................             7,491,688             1,213,144            (36,731,000)
                                                                      --------------        --------------         --------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)................        $  239,845,040        $  232,353,352         $  231,140,000
                                                                      ==============        ==============         ==============
   investment income (loss)...................................        $           (2)       $           (2)        $           --
                                                                      ==============        ==============         ==============

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                TAX-EXEMPT BOND FUND
                                                         ---------------------------------------------------------------------
                                                                 SIX MONTHS                                YEAR
                                                               ENDED APRIL 30,                             ENDED
                                                                    2001                                OCTOBER 31,
                                                                 (UNAUDITED)                               2000
                                                         -------------------------------        ----------------------------
                                                          SHARES             DOLLARS              SHARES            DOLLARS
                                                         ----------      ---------------        -----------     -------------
RETAIL A SHARES:
   Sold..............................................       134,526      $    1,470,062          1,791,797      $  18,608,441
   Issued to shareholders in reinvestment of dividends       31,829             349,074             74,101            773,338
   Repurchased.......................................      (365,509)         (4,004,722)        (2,366,348)       (24,605,217)
                                                         ----------      --------------         ----------      -------------
   Net increase (decrease) in shares outstanding.....      (199,154)     $   (2,185,586)          (500,450)     $  (5,223,438)
                                                         ==========      ==============         ==========      =============

RETAIL B SHARES:
   Sold..............................................        32,202      $      357,803             49,544      $     513,626
   Issued to shareholders in reinvestment of dividends        4,485              49,218              8,683             90,739
   Repurchased.......................................       (34,358)           (376,955)           (64,874)          (669,832)
                                                         ----------      --------------         ----------      -------------
   Net increase (decrease) in shares outstanding.....         2,329      $       30,066             (6,647)     $     (65,467)
                                                         ==========      ==============         ==========      =============

TRUST SHARES:
   Sold..............................................     1,615,568      $   17,807,023          7,048,235      $  72,972,198
                                                         ==========      ==============         ==========      =============
   Issued to shareholders in reinvestment of dividends      136,830           1,501,157            273,242          2,855,131
   Repurchased.......................................    (1,785,170)        (19,679,997)        (4,737,720)       (49,155,117)
                                                         ----------      --------------         ----------      -------------
   Net increase (decrease) in shares outstanding.....       (32,772)     $     (371,817)         2,583,757      $  26,672,212
                                                         ==========      ==============         ==========      =============
--------------------------------------------------------------------------------

* The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      CONNECTICUT MUNICIPAL BOND FUND
                                                         -----------------------------------------------------------
                                                                SIX MONTHS                         YEAR
                                                              ENDED APRIL 30,                      ENDED
                                                                   2001*                        OCTOBER 31,
                                                                (UNAUDITED)                        2000
                                                         ---------------------------------------------------------
                                                          SHARES          DOLLARS       SHARES        DOLLARS
                                                         ---------    -------------   ----------   ---------------
RETAIL A SHARES:
   Sold..............................................      286,751     $  3,052,905    700,973     $   7,153,911
   Issued to shareholders in reinvestment of dividends      39,599          421,784     79,825           811,895
   Repurchased.......................................     (206,141)      (2,183,844)  (989,731)      (10,020,426)
                                                         ---------     ------------   --------     -------------
   Net increase (decrease) in shares outstanding.....      120,209     $  1,290,845   (208,933)    $  (2,054,620)
                                                         =========     ============   ========     =============

RETAIL B SHARES:
   Sold..............................................        1,120     $     12,000        N/A               N/A
   Issued to shareholders in reinvestment of dividends           1               11        N/A               N/A
   Repurchased.......................................           --               --        N/A               N/A
                                                         ---------     ------------   --------     -------------
   Net increase (decrease) in shares outstanding.....        1,121     $     12,011        N/A               N/A
                                                         =========     ============   ========     =============

TRUST SHARES:
   Sold..............................................    1,084,295     $ 11,579,778    940,347     $   9,561,855
                                                         =========     ============   ========     =============
   Issued to shareholders in reinvestment of dividends         105            1,115        274             2,786
   Repurchased.......................................     (843,181)      (8,989,204)  (471,802)       (4,791,295)
                                                         ---------     ------------   --------     -------------
   Net increase (decrease) in shares outstanding.....      241,219     $  2,591,689    468,819     $   4,773,346
                                                         =========     ============   ========     =============

[table continued]

                                                                         MASSACHUSETTS MUNICIPAL BOND FUND
                                                          -----------------------------------------------------------
                                                                    SIX MONTHS                         YEAR
                                                                  ENDED APRIL 30,                      ENDED
                                                                       2001*                        OCTOBER 31,
                                                                    (UNAUDITED)                        2000
                                                           ---------------------------------------------------------
                                                           SHARES          DOLLARS         SHARES          DOLLARS
                                                           ---------    ------------      ----------    ------------
RETAIL A SHARES:
   Sold..............................................        126,354    $ 1,315,157        1,235,531    $ 12,208,956
   Issued to shareholders in reinvestment of dividends        55,058        570,185          117,115       1,155,697
   Repurchased.......................................       (339,849)    (3,502,033)      (2,070,848)    (20,326,271)
                                                           ---------    -----------       ----------    ------------
   Net increase (decrease) in shares outstanding.....       (158,437)   $(1,616,691)        (718,202)   $ (6,961,618)
                                                           =========    ===========       ==========    ============

RETAIL B SHARES:
   Sold..............................................         24,105    $   252,000              N/A             N/A
   Issued to shareholders in reinvestment of dividends            99          1,023              N/A             N/A
   Repurchased.......................................            N/A            N/A
                                                           ---------    -----------       ----------    ------------
   Net increase (decrease) in shares outstanding.....         24,204    $   253,023              N/A             N/A
                                                           =========    ===========       ==========    ============

TRUST SHARES:
   Sold..............................................      1,259,744    $13,092,516        2,212,486    $ 21,729,952
                                                           =========    ===========       ==========    ============
   Issued to shareholders in reinvestment of dividends         2,364         24,494            3,510          34,688
   Repurchased.......................................       (324,008)    (3,355,030)      (1,300,931)    (12,885,871)
                                                           ---------    -----------        ---------    ------------
   Net increase (decrease) in shares outstanding.....        938,100    $ 9,761,980          915,065    $  8,878,769
                                                           =========    ===========       ==========    ============

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                  NEW JERSEY MUNICIPAL BOND FUND
                                                        ---------------------------------------------------------------
                                                                 SIX MONTHS                             YEAR
                                                               ENDED APRIL 30,                          ENDED
                                                                    2001*                            OCTOBER 31,
                                                                 (UNAUDITED)                            2000
                                                        ----------------------------       ----------------------------
                                                         SHARES             DOLLARS           SHARES          DOLLARS
                                                        ---------     --------------       ----------    --------------
RETAIL A SHARES:
   Sold..............................................    195,330      $    1,947,702        318,940      $   3,073,935
   Issued to shareholders in reinvestment of dividends     5,118              51,799          3,639             35,305
   Repurchased.......................................    (20,932)           (213,500)      (337,502)        (3,250,420)
                                                        --------      --------------       --------      -------------
   Net increase (decrease) in shares outstanding.....    179,516      $    1,786,001        (14,923)     $    (141,180)
                                                        ========      ==============       ========      =============

RETAIL B SHARES:
   Sold..............................................        196      $        2,000            N/A                N/A
   Issued to shareholders in reinvestment of dividends         1                  10            N/A                N/A
   Repurchased.......................................         --                  --            N/A                N/A
                                                        --------      --------------       --------      -------------
   Net increase in shares outstanding................        197      $        2,010            N/A                N/A
                                                        ========      ==============       ========      =============

TRUST SHARES:
   Sold..............................................     78,648      $      790,510        315,159      $   3,057,446
   Issued in connection with acquisition (Note 9)....         --                  --             --                 --
   Issued to shareholders in reinvestment of dividends       118               1,198            144              1,392
   Repurchased.......................................    (55,702)           (560,371)       (62,190)          (598,220)
                                                        --------      --------------       --------      -------------
   Net increase in shares outstanding................     23,064      $      231,337        253,113      $   2,460,618
                                                        ========      ==============       ========      =============

BKBSHARES:
   Sold..............................................        N/A                 N/A            N/A                N/A
   Issued in connection with acquisition (Note 9)....        N/A                 N/A            N/A                N/A
   Issued to shareholders in reinvestment of dividends       N/A                 N/A            N/A                N/A
   Repurchased.......................................        N/A                 N/A            N/A                N/A
                                                        --------      --------------       --------      -------------
   Net increase (decrease) in shares outstanding.....        N/A                 N/A            N/A                N/A
                                                        ========      ==============       ========      =============

--------------------------------------------------------------------------------
* The Fund began issuing Retail B Shares on March 1, 2001.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           NEW YORK MUNICIPAL BOND FUND
                                                         -------------------------------------------------------------
                                                                 SIX MONTHS                         YEAR
                                                               ENDED APRIL 30,                      ENDED
                                                                    2001*                        OCTOBER 31,
                                                                 (UNAUDITED)                        2000
                                                         ------------------------       ------------------------------
                                                           SHARES       DOLLARS            SHARES          DOLLARS
                                                         ---------  -------------       -----------   ----------------
RETAIL A SHARES:
   Sold..............................................     237,040   $  2,666,452         1,503,874    $    16,030,595
   Issued to shareholders in reinvestment of dividends     59,414        669,732           137,108          1,467,088
   Repurchased.......................................    (264,693)    (2,998,834)       (2,028,517)       (21,641,046)
                                                         --------   ------------        ----------    ---------------
   Net increase (decrease) in shares outstanding.....      31,761   $    337,350          (387,535)   $    (4,143,363)
                                                         ========   ============        ==========    ===============

RETAIL B SHARES:
   Sold..............................................         381   $      4,330               N/A                N/A
   Issued to shareholders in reinvestment of dividends          2             16               N/A                N/A
   Repurchased.......................................          --             --               N/A                N/A
                                                         --------   ------------        ----------    ---------------
   Net increase in shares outstanding................         383   $      4,346               N/A                N/A
                                                         ========   ============        ==========    ===============

TRUST SHARES:
   Sold..............................................     791,929   $  8,961,014         2,123,943    $    22,723,789
   Issued in connection with acquisition (Note 9)....          --             --                --                 --
   Issued to shareholders in reinvestment of dividends      5,696         64,200            14,448            154,531
   Repurchased.......................................    (527,690)    (5,929,287)       (1,011,328)       (10,806,969)
                                                         --------   ------------        ----------    ---------------
   Net increase in shares outstanding................     269,935   $  3,095,927         1,127,063    $    12,071,351
                                                         ========   ============        ==========    ===============

BKBSHARES:
   Sold..............................................         N/A            N/A               N/A                N/A
   Issued in connection with acquisition (Note 9)....         N/A            N/A               N/A                N/A
   Issued to shareholders in reinvestment of dividends        N/A            N/A               N/A                N/A
   Repurchased.......................................         N/A            N/A               N/A                N/A
                                                         --------   ------------        ----------    ---------------
   Net increase (decrease) in shares outstanding.....         N/A            N/A               N/A                N/A
                                                         ========   ============        ==========    ===============

[table continued]

                                                                    RHODE ISLAND MUNICIPAL BOND FUND
                                                        -----------------------------------------------------
                                                               SIX MONTHS                  YEAR
                                                             ENDED APRIL 30,               ENDED
                                                                  2001*                 OCTOBER 31,
                                                               (UNAUDITED)                 2000
                                                        ------------------------   --------------------------
                                                         SHARES       DOLLARS        SHARES        DOLLARS
                                                        ----------  ------------   ----------   -------------
RETAIL A SHARES:
   Sold..............................................    227,867    $ 2,497,807    1,019,352    $ 10,627,539
   Issued to shareholders in reinvestment of dividends    18,676        205,459       35,894         376,889
   Repurchased.......................................   (141,793)    (1,558,989)    (549,449)     (5,742,965)
                                                        --------    -----------    ---------    ------------
   Net increase (decrease) in shares outstanding.....    104,750    $ 1,144,277      505,797       5,261,463
                                                        ========    ===========    =========    ============

RETAIL B SHARES:
   Sold..............................................        181    $     2,000          N/A             N/A
   Issued to shareholders in reinvestment of dividends         1             12          N/A             N/A
   Repurchased.......................................         --             --          N/A             N/A
                                                        --------    -----------    ---------    ------------
   Net increase in shares outstanding................        182    $     2,012          N/A             N/A
                                                        ========    ===========    =========    ============

TRUST SHARES:
   Sold..............................................    708,808    $ 7,803,944      367,557    $  3,931,226
   Issued in connection with acquisition (Note 9)....         --             --    7,472,341      78,684,074
   Issued to shareholders in reinvestment of dividends       332          3,670           14             149
   Repurchased.......................................   (682,706)    (7,532,555)    (155,955)     (1,665,586)
                                                        --------    -----------    ---------    ------------
   Net increase in shares outstanding................     26,434    $   275,059    7,683,957    $ 80,949,863
                                                        ========    ===========    =========    ============

BKBSHARES:
   Sold..............................................     19,229    $   216,362        4,135    $     45,127
   Issued in connection with acquisition (Note 9)....         --             --    1,152,977      12,140,736
   Issued to shareholders in reinvestment of dividends    15,925        175,096       15,368         164,278
   Repurchased.......................................   (167,025)    (1,844,793)    (205,300)     (2,197,754)
                                                        --------    -----------    ---------    ------------
   Net increase (decrease) in shares outstanding.....   (131,871)   $(1,453,335)     967,180    $ 10,152,387
                                                        ========    ===========    =========    ============

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                                     INTERMEDIATE TAX-EXEMPT BOND FUND
                                                       -----------------------------------------------------------------------------
                                                           SIX MONTHS ENDED            PERIOD FROM                   YEAR
                                                            APRIL 30, 2001*          JUNE 1, 2000 TO                 ENDED
                                                              (UNAUDITED)           OCTOBER 31, 2000              MAY 31, 2000
                                                         SHARES     DOLLARS       SHARES        DOLLARS      SHARES        DOLLARS
                                                       ----------  --------     ----------  ------------   ----------- -------------

RETAIL A SHARES:
   Sold...............................................    11,863  $    121,146       5,972  $     59,821         N/A            N/A
   Issued to shareholders in reinvestment of dividends         7            73          --            --         N/A            N/A
   Repurchased.......................................       (668)       (6,808)     (5,833)      (58,632)        N/A            N/A
                                                      ----------  ------------  ----------  ------------  ----------  -------------
   Net increase (decrease) in shares outstanding.....     11,202  $    114,411         139  $      1,189         N/A            N/A
                                                      ==========  ============  ==========  ============  ==========  =============
RETAIL B SHARES:
   Sold..............................................        195  $      2,000         N/A           N/A         N/A            N/A
   Issued to shareholders in reinvestment of dividends         1            11         N/A           N/A         N/A            N/A
   Repurchased.......................................         --            --         N/A           N/A         N/A            N/A
                                                      ----------  ------------  ----------  ------------  ----------  -------------
   Net increase in shares outstanding................        196  $      2,011         N/A           N/A         N/A            N/A
                                                      ==========  ============  ==========  ============  ==========  =============

SHARES**:
   Sold...............................................       N/A           N/A      38,235  $    375,722  10,897,000  $ 106,799,000
   Issued to shareholders in reinvestment of dividends       N/A           N/A          --            --     470,000      4,610,000
   Repurchased.......................................        N/A           N/A    (593,718)   (5,777,207) 15,006,000)  (146,442,000)
                                                      ----------  ------------  ----------  ------------  ----------  -------------
   Net decrease in shares outstanding................        N/A           N/A    (555,483) $ (5,401,485) (3,639,000) $ (35,033,000)
                                                      ==========  ============  ==========  ============  ==========  =============

TRUST SHARES:
   Sold..............................................  1,828,031  $ 18,700,123     435,459  $  3,978,752         N/A            N/A
   Issued to shareholders in reinvestment of dividends     7,936        81,084       5,382        53,522         N/A            N/A
   Repurchased....................................... (3,052,722)  (31,145,904) (2,017,756)  (19,714,004)        N/A            N/A
                                                      ----------  ------------  ----------  ------------  ----------  -------------
   Net increase (decrease) in shares outstanding.     (1,216,755) $(12,364,697) (1,576,915) $(15,681,730)        N/A            N/A
                                                      ==========  ============  ==========  ============  ==========  =============

BKB SHARES:
   Sold..............................................     26,738  $    270,888      57,927  $    573,724         N/A            N/A
   Issued to shareholders in reinvestment of dividends    26,308       268,432      29,741       297,562         N/A            N/A
   Repurchased.......................................   (361,545)   (3,686,207) (1,031,447)  (10,283,930)        N/A            N/A
                                                      ----------  ------------  ----------  ------------  ----------  -------------
   Net decrease in shares outstanding................   (308,499) $ (3,146,887)   (943,779) $ (9,412,644)        N/A            N/A
                                                      ==========  ============  ==========  ============  ==========  =============

--------------------------------------------------------------------------------
   * The Fund began issuing Retail B Shares on March 1, 2001.
  ** Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut
     Intermediate Municipal Bond Funds offered only one series of shares,which are included in these balances (see Note 9).



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                                                         ----------------------------------------------------------
                                                                SIX MONTHS ENDED               PERIOD FROM
                                                                 APRIL 30, 2001*             JUNE 1, 2000 TO
                                                                   (UNAUDITED)              OCTOBER 31, 2000
                                                             SHARES        DOLLARS        SHARES        DOLLARS
                                                         ----------       ------------    --------      -----------

RETAIL A SHARES:
   Sold...............................................      101,063       $  1,059,483       6,292      $    65,435
   Issued to shareholders in reinvestment of dividends          122              1,297          44              453
   Repurchased........................................     (101,034)        (1,080,205)         --              --
                                                         ----------       ------------    --------      -----------
   Net increase (decrease) in shares outstanding......          151       $    (19,425)      6,336      $    65,888
                                                         ==========       ============    ========      ===========
RETAIL B SHARES:
   Sold...............................................          187       $      2,000         N/A              N/A
   Issued to shareholders in reinvestment of dividends            1                 11         N/A              N/A
   Repurchased........................................           --                 --         N/A              N/A
                                                         ----------       ------------    --------      -----------
   Net increase in shares outstanding.................          188       $      2,011         N/A              N/A
                                                         ==========       ============    ========      ===========

SHARES**:
   Sold...............................................          N/A                N/A     103,558      $ 1,048,443
   Issued to shareholders in reinvestment of dividends          N/A                N/A          --               --
   Repurchased........................................          N/A                N/A    (241,863)      (2,444,804)
                                                         ----------       ------------    --------      -----------
   Net decrease in shares outstanding.................          N/A                N/A    (138,305)     $(1,396,361)
                                                         ==========       ============    ========      ===========

TRUST SHARES:
   Sold...............................................      954,584       $ 10,176,300     493,080      $ 4,082,706
   Issued to shareholders in reinvestment of dividends        6,078             64,694       2,852           29,511
   Repurchased........................................   (1,244,743)       (13,199,717)   (295,701)      (2,048,142)
                                                         ----------       ------------    --------      -----------
   Net increase (decrease) in shares outstanding......     (284,081)      $ (2,958,723)    200,231      $ 2,064,075
                                                         ==========       ============    ========      ===========

BKB SHARES:
   Sold..............................................       145,903       $  1,553,517     124,697      $ 1,295,303
   Issued to shareholders in reinvestment of dividends       48,345            513,493      47,685          493,196
   Repurchased.......................................      (444,077)        (4,722,878)   (506,913)      (5,230,516)
                                                         ----------       ------------    --------      -----------
   Net decrease in shares outstanding................      (249,829)      $ (2,655,868)   (334,531)     $(3,442,017)
                                                         ==========       ============    ========      ===========

[table continued]

                                                             CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                                                         -------------------------------------------------
                                                                        YEAR
                                                                        ENDED
                                                                     MAY 31, 2000
                                                                SHARES       DOLLARS
                                                            ----------   ------------

RETAIL A SHARES:
   Sold...............................................             N/A            N/A
   Issued to shareholders in reinvestment of dividends             N/A            N/A
   Repurchased........................................             N/A            N/A
                                                            ----------   ------------
   Net increase (decrease) in shares outstanding......             N/A            N/A
                                                            ==========   ============
RETAIL B SHARES:
   Sold...............................................             N/A            N/A
   Issued to shareholders in reinvestment of dividends             N/A            N/A
   Repurchased........................................             N/A            N/A
                                                            ----------   ------------
   Net increase in shares outstanding.................             N/A            N/A
                                                            ==========   ============

SHARES**:
   Sold...............................................       4,351,000   $ 44,297,000
   Issued to shareholders in reinvestment of dividends           3,000      2,383,000
   Repurchased........................................      (7,282,000)   (74,030,000)
                                                            ----------   ------------
   Net decrease in shares outstanding.................      (2,698,000)  $(27,350,000)
                                                            ==========   ============

TRUST SHARES:
   Sold...............................................             N/A            N/A
   Issued to shareholders in reinvestment of dividends             N/A            N/A
   Repurchased........................................             N/A            N/A
                                                            ----------   ------------
   Net increase (decrease) in shares outstanding......             N/A            N/A
                                                            ==========   ============

BKB SHARES:
   Sold..............................................              N/A            N/A
   Issued to shareholders in reinvestment of dividends             N/A            N/A
   Repurchased.......................................              N/A            N/A
                                                            ----------   ------------
   Net decrease in shares outstanding................              N/A            N/A
                                                            ==========   ============

GALAXY TAX-EXEMPT BOND FUNDS


STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                 FLORIDA MUNICIPAL BOND FUND
                                                       -----------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                PERIOD FROM                  YEAR
                                                           APRIL 30, 2001               JUNE 1, 2000 TO               ENDED
                                                             (UNAUDITED)               OCTOBER 31, 2000            MAY 31, 2000
                                                        SHARES       DOLLARS          SHARES       DOLLARS      SHARES      DOLLARS
                                                       --------     -----------     --------  -----------   ----------   -----------
RETAIL A SHARES:
   Sold..........................................           N/A             N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends      N/A             N/A          N/A          N/A          N/A          N/A
   Repurchased...................................           N/A             N/A          N/A          N/A          N/A          N/A
                                                       --------     -----------     --------  -----------   ----------  -----------
   Net increase in shares outstanding............           N/A             N/A          N/A          N/A          N/A          N/A
                                                       ========     ===========     ========  ===========   ==========  ===========

RETAIL B SHARES:
   Sold..........................................           N/A             N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends      N/A             N/A          N/A          N/A          N/A          N/A
   Repurchased...................................           N/A             N/A          N/A          N/A          N/A          N/A
                                                       --------     -----------     --------  -----------   ----------  -----------
   Net increase in shares outstanding............           N/A             N/A          N/A          N/A          N/A          N/A
                                                       ========     ===========     ========  ===========   ==========  ===========

SHARES**:
   Sold..........................................           N/A             N/A      118,755  $ 1,137,471    1,946,000  $18,910,000
   Issued to shareholders in reinvestment of dividends      N/A             N/A           --           --        4,000       36,000
   Repurchased...................................           N/A             N/A      (57,681)    (556,316)  (2,312,000) (22,360,000
                                                       --------     -----------     --------  -----------   ----------  -----------
   Net increase (decrease) in shares outstanding.           N/A             N/A       61,074  $   581,155     (362,000) $(3,414,000)
                                                       ========     ===========     ========  ===========   ==========  ===========

TRUST SHARES:
   Sold..........................................       168,025     $ 1,690,920      345,470  $ 3,414,114          N/A          N/A
   Issued to shareholders in reinvestment of dividends      426           4,281          873        8,573          N/A          N/A
   Repurchased...................................      (472,910)     (4,769,650)    (581,217)  (5,715,132)         N/A          N/A
                                                       --------     -----------     --------  -----------   ----------  -----------
   Net increase (decrease) in shares outstanding.      (304,459)    $(3,074,449)    (234,874) $(2,292,445)         N/A          N/A
                                                       ========     ===========     ========  ===========   ==========  ===========


BKB SHARES:
   Sold..........................................           N/A             N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends      N/A             N/A          N/A          N/A          N/A          N/A
   Repurchased...................................           N/A             N/A          N/A          N/A          N/A          N/A
                                                       --------     -----------     --------  -----------   ----------  -----------
   Net decrease in shares outstanding............           N/A             N/A          N/A          N/A          N/A          N/A
                                                       ========     ===========     ========  ===========   ==========  ===========

--------------------------------------------------------------------------------
   *  The Fund began issuing Retail B Shares on March 1, 2001.
  ** Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).



                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                                           ----------------------------------------------------------
                                                               SIX MONTHS ENDED                PERIOD FROM
                                                                APRIL 30, 2001*              JUNE 1, 2000 TO
                                                                  (UNAUDITED)               OCTOBER 31, 2000
                                                             SHARES       DOLLARS         SHARES       DOLLARS
                                                           ----------   -------------     ---------    -------------
RETAIL A SHARES:
   Sold..........................................             179,110   $   1,841,745       229,654    $   2,329,849
   Issued to shareholders in reinvestment of dividends          3,418          35,532         1,244           12,630
   Repurchased...................................             (58,022)       (607,181)      (98,717)        (998,026)
                                                           ----------   -------------      --------    -------------
   Net increase in shares outstanding............             124,506   $   1,270,096       132,181    $   1,344,453
                                                           ==========   =============      ========    =============

RETAIL B SHARES:
   Sold..........................................               3,753   $      39,100           N/A              N/A
   Issued to shareholders in reinvestment of dividends             12             128           N/A              N/A
   Repurchased...................................                  --              --           N/A              N/A
                                                           ----------   -------------      --------    -------------
   Net increase in shares outstanding............               3,765   $      39,228           N/A              N/A
                                                           ==========   =============      ========    =============

SHARES**:
   Sold..........................................                 N/A             N/A       165,820    $   1,646,253
   Issued to shareholders in reinvestment of dividends            N/A             N/A            --               --
   Repurchased...................................                 N/A             N/A      (377,648)      (3,755,844)
                                                           ----------   -------------      --------    -------------
   Net increase (decrease) in shares outstanding.                 N/A             N/A      (211,828)   $  (2,109,591)
                                                           ==========   =============      ========    =============

TRUST SHARES:
   Sold..........................................           1,727,380   $  17,954,759       834,209    $   6,856,918
   Issued to shareholders in reinvestment of dividends          1,449          15,044         1,153           11,673
   Repurchased...................................          (1,183,800)    (12,276,481)     (964,882)      (8,168,143)
                                                           ----------   -------------      --------    -------------
   Net increase (decrease) in shares outstanding.             545,029   $   5,693,322      (129,520)   $  (1,299,552)
                                                           ==========   =============      ========    =============


BKB SHARES:
   Sold..........................................             150,583   $   1,569,110       128,151    $   1,299,608
   Issued to shareholders in reinvestment of dividends         85,701         889,538        88,333          894,035
   Repurchased...................................            (569,907)     (5,903,683)     (808,149)      (8,189,947)
                                                           ----------   -------------      --------    -------------
   Net decrease in shares outstanding............            (333,623)  $  (3,445,035)     (591,665)   $  (5,996,304)
                                                           ==========   =============      ========    =============

[table continued]

                                                      MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                                      ----------------------------------------------
                                                                       YEAR
                                                                      ENDED
                                                                     MAY 31, 2000
                                                                  SHARES      DOLLARS
                                                             ----------   -------------
RETAIL A SHARES:
   Sold..........................................                   N/A            N/A
   Issued to shareholders in reinvestment of dividends              N/A            N/A
   Repurchased...................................                   N/A            N/A
                                                             ----------   ------------
   Net increase in shares outstanding............                   N/A            N/A
                                                             ==========   ============

RETAIL B SHARES:
   Sold..........................................                   N/A            N/A
   Issued to shareholders in reinvestment of dividends              N/A            N/A
   Repurchased...................................                   N/A            N/A
                                                             ----------   ------------
   Net increase in shares outstanding............                   N/A            N/A
                                                             ==========   ============

SHARES**:
   Sold..........................................             7,367,000   $ 73,630,000
   Issued to shareholders in reinvestment of dividends          301,000      3,001,000
   Repurchased...................................            (9,812,000)   (97,668,000)
                                                             ----------   ------------
   Net increase (decrease) in shares outstanding.            (2,144,000)  $(21,037,000)
                                                             ==========   ============

TRUST SHARES:
   Sold..........................................                   N/A            N/A
   Issued to shareholders in reinvestment of dividends              N/A            N/A
   Repurchased...................................                   N/A            N/A
                                                             ----------   ------------
   Net increase (decrease) in shares outstanding.                   N/A            N/A
                                                             ==========   ============


BKB SHARES:
   Sold..........................................                   N/A            N/A
   Issued to shareholders in reinvestment of dividends              N/A            N/A
   Repurchased...................................                   N/A            N/A
                                                             ----------   ------------
   Net decrease in shares outstanding............                   N/A            N/A
                                                             ==========   ============

TAX-EXEMPT BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                      -------------------------------------  --------------------------------------
                                                       NET
                           NET                    REALIZED AND               DIVIDENDS   DISTRIBUTIONS                    NET
                       ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET       FROM                 INCREASE(DECREASE)
                         BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED      TOTAL        IN NET
                         OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                       ------------  -----------  -----------  -----------  -----------  ------------  ------------  -----------
 RETAIL A
 04/30/01 (unaudited)       $10.68        $0.23       $ 0.23        $ 0.46       $(0.23)   $      --        $(0.23)       $ 0.23
 10/31/00                    10.33         0.47         0.35          0.82        (0.47)          --         (0.47)         0.35
 10/31/99                    11.30         0.46        (0.83)        (0.37)       (0.46)       (0.14)        (0.60)        (0.97)
 10/31/98                    11.06         0.48         0.34          0.82        (0.49)       (0.09)        (0.58)         0.24
 10/31/97                    10.78         0.50         0.29          0.79        (0.50)       (0.01)        (0.51)         0.28
 10/31/96                     1078         0.50           --          0.50        (0.50)          --         (0.50)           --

 RETAIL B
 04/30/01 (unaudited)        10.68         0.20         0.23          0.43        (0.20)          --         (0.20)         0.23
 10/31/00                    10.33         0.40         0.35          0.75        (0.40)          --         (0.40)         0.35
 10/31/99                    11.30         0.39        (0.83)        (0.44)       (0.39)       (0.14)        (0.53)        (0.97)
 10/31/98                    11.06         0.42         0.33          0.75        (0.42)       (0.09)        (0.51)         0.24
 10/31/97                    10.78         0.43         0.29          0.72        (0.43)       (0.01)        (0.44)         0.28
 10/31/96(1)                 10.94         0.27        (0.16)         0.11        (0.27)          --         (0.27)        (0.16)

TRUST
 04/30/01 (unaudited)        10.68         0.24         0.23          0.47        (0.24)          --          0.24)         0.23
 10/31/00                    10.33         0.49         0.35          0.84        (0.49)          --          0.49)         0.35
 10/31/99                    11.30         0.49        (0.83)        (0.34)       (0.49)       (0.14)        (0.63)        (0.97)
 10/31/98                    11.06         0.50         0.34          0.84        (0.51)       (0.09)        (0.60)         0.24
 10/31/97                    10.78         0.53         0.29          0.82        (0.53)       (0.01)        (0.54)         0.28
 10/31/96                    10.78         0.53           --          0.53        (0.53)          --         (0.53)           --

--------------------------------------------------------------------------------
   *  Annualized
  **  Not Annualized
 (1)  The Fund began offering Retail B Shares on March 4, 1996.
 (2) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.22,
      $0.45, $0.44, $0.46, $0.47 and $0.48, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $0.19, $0.38, $0.37, $0.40, $0.40 and $0.25, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.23, $0.47, $0.47,
      $0.48, $0.51 and $0.51, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------


                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                        INCOME          EXPENSES        EXPENSES
                                                      NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                  NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                    END OF PERIOD   TOTAL RETURN(2)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
                  ---------------  --------------  -------------  ---------------- --------------  ---------------- ----------------
RETAIL A
04/30/01 (unaudited)     $10.91            4.31%**     $ 19,500            4.23%*           0.92%*          1.12%*             69%**
10/31/00                  10.68            8.12%         21,229            4.48%            0.89%           1.10%              73%
10/31/99                  10.33           (3.45)%        25,704            4.25%            0.92%           1.12%              23%
10/31/98                  11.30            7.60%         24,764            4.32%            0.94%           1.15%              59%
10/31/97                  11.06            7.49%         25,465            4.60%            0.95%           1.18%              78%
10/31/96                  10.78            4.77%         28,339            4.68%            0.93%           1.18%              15%

RETAIL B
04/30/01 (unaudited)      10.91            3.99%**        3,523            3.61%*           1.54%*          1.74%*             69%**
10/31/00                  10.68            7.41%          3,426            3.82%            1.55%           1.75%              73%
10/31/99                  10.33           (4.07)%         3,382            3.61%            1.55%           1.75%              23%
10/31/98                  11.30            6.95%          2,715            3.71%            1.55%           1.76%              59%
10/31/97                  11.06            6.83%          1,690            3.95%            1.60%           1.83%              78%
10/31/96(1)               10.78            1.08%**          787            4.08%*           1.57%*          1.77%*             15%

TRUST
04/30/01 (unaudited)      10.91            4.43%**      177,694            4.45%*           0.70%*          0.90%*             69%**
10/31/00                  10.68            8.32%        174,415            4.66%            0.71%           0.91%              73%
10/31/99                  10.33           (3.25)%       141,999            4.46%            0.71%           0.91%              23%
10/31/98                  11.30            7.85%        135,664            4.55%            0.71%           0.92%              59%
10/31/97                  11.06            7.75%        122,218            4.85%            0.70%           0.96%              78%
10/31/96                  10.78            5.03%        103,163            4.91%            0.70%           0.95%              15%

CONNECTICUT MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------



                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                     NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET             INCREASE(DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL       IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS   ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------
 RETAIL A
 04/30/01 (unaudited)          $10.39        $0.22       $ 0.22        $ 0.44       $(0.22)      $(0.22)      $ 0.22
 10/31/00                       10.09         0.44         0.30          0.74        (0.44)       (0.44)        0.30
 10/31/99                       10.82         0.43        (0.73)        (0.30)       (0.43)       (0.43)       (0.73)
 10/31/98                       10.47         0.43         0.35          0.78        (0.43)       (0.43)        0.35
 10/31/97                       10.14         0.45         0.33          0.78        (0.45)       (0.45)        0.33
 10/31/96                       10.13         0.42         0.01          0.43        (0.42)       (0.42)        0.01

 RETAIL B
 04/30/01(2) (unaudited)        10.72         0.06        (0.11)        (0.05)       (0.06)       (0.06)       (0.11)

 TRUST
 04/30/01 (unaudited)           10.39         0.23         0.22          0.45        (0.23)       (0.23)        0.22
 10/31/00                       10.09         0.46         0.30          0.76        (0.46)       (0.46)        0.30
 10/31/99                       10.82         0.45        (0.73)        (0.28)       (0.45)       (0.45)       (0.73)
 10/31/98                       10.47         0.45         0.35          0.80        (0.45)       (0.45)        0.35
 10/31/97                       10.14         0.47         0.33          0.80        (0.47)       (0.47)        0.33
 10/31/96                       10.13         0.44         0.01          0.45        (0.44)       (0.44)        0.01

--------------------------------------------------------------------------------
  *  Annualized
 **  Not Annualized
(1) Calculation does not include the effect of any sales charge for Retail A and Retail B Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.20,
     $0.40, $0.39, $0.38, $0.38 and $0.35, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.04. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October
     31, 2000, 1999, 1998, 1997 and 1996 were $0.21, $0.42, $0.41, $0.40, $0.41 and $0.37, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------


                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                    NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                      END OF PERIOD   TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                    ---------------  --------------  -------------  ---------------- --------------  ----------------    -----------
 RETAIL A
 04/30/01 (unaudited)    $10.61            4.25%**     $ 27,140            4.17%*           0.83%*          1.23%*             23%**
 10/31/00                 10.39            7.50%         25,346            4.30%            0.84%           1.25%              33%
 10/31/99                 10.09           (2.87)%        26,715            4.07%            0.85%           1.25%              53%
 10/31/98                 10.82            7.58%         24,856            4.02%            0.88%           1.31%              46%
 10/31/97                 10.47            7.86%         23,355            4.30%            0.70%           1.31%              42%
 10/31/96                 10.14            4.32%         23,244            4.13%            0.70%           1.38%               3%

 RETAIL B
 04/30/01(2) (unaudited)  10.61           (0.46)%**          12            3.67%*           1.33%*          2.43%*             23%**

 TRUST
 04/30/01 (unaudited)     10.61            4.35%**       26,289            4.37%*           0.63%*          1.03%*             23%**
 10/31/00                 10.39            7.71%         23,254            4.49%            0.65%           1.06%              33%
 10/31/99                 10.09           (2.68)%        17,848            4.26%            0.65%           1.05%              53%
 10/31/98                 10.82            7.81%         13,913            4.24%            0.67%           1.10%              46%
 10/31/97                 10.47            8.06%          9,866            4.51%            0.49%           1.10%              42%
 10/31/96                 10.14            4.54%          6,348            4.34%            0.49%           1.17%               3%

MASSACHUSETTS MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS
                                        -------------------------------------      -------------------------


                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                     NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET             INCREASE(DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL       IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS   ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------
 RETAIL A
 04/30/01 (unaudited)          $10.10        $0.22        $0.17        $ 0.39       $(0.22)      $(0.22)      $ 0.17
 10/31/00                        9.76         0.45         0.34          0.79        (0.45)       (0.45)        0.34
 10/31/99                       10.53         0.43        (0.77)        (0.34)       (0.43)       (0.43)       (0.77)
 10/31/98                       10.25         0.46         0.27          0.73        (0.45)       (0.45)        0.28
 10/31/97                        9.94         0.45         0.32          0.77        (0.46)       (0.46)        0.31
 10/31/96                        9.98         0.43        (0.04)         0.39        (0.43)       (0.43)       (0.04)

 RETAIL B
 04/30/01(2) (unaudited)        10.42         0.07        (0.16)        (0.09)       (0.06)       (0.06)       (0.15)

 TRUST
 04/30/01 (unaudited)           10.10         0.23         0.17          0.40        (0.23)       (0.23)        0.17
 10/31/00                        9.76         0.47         0.34          0.81        (0.47)       (0.47)        0.34
 10/31/99                       10.53         0.45        (0.77)        (0.32)       (0.45)       (0.45)       (0.77)
 10/31/98                       10.25         0.47         0.27          0.74        (0.46)       (0.46)        0.28
 10/31/97                        9.94         0.46         0.32          0.78        (0.47)       (0.47)        0.31
 10/31/96                        9.98         0.46        (0.04)         0.42        (0.46)       (0.46)       (0.04)

--------------------------------------------------------------------------------
  *  Annualized
 **  Not Annualized
(1) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.20,
     $0.41, $0.39, $0.41, $0.39 and $0.37, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.07. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October
     31, 2000, 1999, 1998, 1997 and 1996 were $0.21, $0.43, $0.41, $0.42, $0.40 and $0.40, respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------


                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                    NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                      END OF PERIOD   TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                    ---------------  --------------    -------------  ---------------- --------------  ----------------   ----------
RETAIL A
04/30/01 (unaudited)    $10.27            3.88%**     $ 32,761            4.31%*           0.78%*          1.15%*             16%**
10/31/00                 10.10            8.30%         33,830            4.55%            0.75%           1.15%              34%
10/31/99                  9.76           (3.35)%        39,696            4.18%            0.79%           1.19%              34%
10/31/98                 10.53            7.22%         44,189            4.30%            0.78%           1.21%              44%
10/31/97                 10.25            7.92%         33,318            4.38%            0.63%           1.20%              48%
10/31/96                  9.94            4.05%         26,275            4.42%            0.66%           1.32%              16%

RETAIL B
04/30/01(2) (unaudited)  10.27           (0.85)%**         249            3.67%*           1.42%*          1.77%*             16%**

TRUST
04/30/01 (unaudited)     10.27            3.98%**       54,691            4.49%*           0.60%*          0.97%*             16%**
10/31/00                 10.10            8.47%         44,328            4.71%            0.59%           1.00%              34%
10/31/99                  9.76           (3.17)%        33,897            4.36%            0.61%           1.01%              34%
10/31/98                 10.53            7.42%         23,371            4.49%            0.60%           1.03%              44%
10/31/97                 10.25            8.06%         13,986            4.57%            0.44%           1.01%              48%
10/31/96                  9.94            4.27%         11,047            4.60%            0.48%           1.14%              16%

NEW JERSEY MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------



                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                     NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET             INCREASE(DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL       IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS   ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------
 RETAIL A
 04/30/01 (unaudited)          $ 9.88       $ 0.20       $ 0.18        $ 0.38      $ (0.20)     $ (0.20)     $  0.18
 10/31/00                        9.56         0.40         0.31          0.71        (0.39)       (0.39)        0.32
 10/31/99                       10.24         0.36        (0.68)        (0.32)       (0.36)       (0.36)       (0.68)
 10/31/98(1)                    10.00         0.20         0.24          0.44        (0.20)       (0.20)        0.24

 RETAIL B
 04/30/01(3) (unaudited)        10.16         0.05        (0.10)        (0.05)       (0.05)       (0.05)       (0.10)

 TRUST
 04/30/01 (unaudited)            9.88         0.21         0.18          0.39        (0.21)       (0.21)        0.18
 10/31/00                        9.56         0.40         0.32          0.72        (0.40)       (0.40)        0.32
 10/31/99                       10.24         0.38        (0.68)        (0.30)       (0.38)       (0.38)       (0.68)
 10/31/98(1)                    10.00         0.21         0.24          0.45        (0.21)       (0.21)        0.24

--------------------------------------------------------------------------------
  *  Annualized.
 **  Not annualized.
 (1) The Fund commenced operations on April 3, 1998.
 (2) Calculation does not include the effect of any sales charge for Retail A Shares.
 (3) The Fund began issuing Retail B Shares on March 1, 2001.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000 and 1999, and the period ended October 31, 1998 were $0.16, $0.30, $0.26 and $0.06, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.04. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.17, $0.32, $0.30 and $0.15, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                 ----------------------------------------------------------------


                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                         INVESTMENT        OPERATING       OPERATING
                                                                           INCOME          EXPENSES        EXPENSES
                                                         NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING       PORTFOLIO
                     NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                       END OF PERIOD   TOTAL RETURN(2)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                     ---------------   --------------   -------------  --------------   --------------  --------------     ---------
 RETAIL A
 04/30/01 (unaudited)    $ 10.06            3.84%**      $ 3,024            3.94%*           1.01%*          1.72%*            32%**
 10/31/00                   9.88            7.61%          1,198            4.03%            0.99%           2.02%             77%
 10/31/99                   9.56           (3.24)%         1,302            3.56%            1.11%           2.11%             41%
 10/31/98(1)               10.24            4.34%            815            3.62%*           1.09%*          3.65%*            53%**

 RETAIL B
 04/30/01(3) (unaudited)   10.06           (0.46)%**           2            3.20%*           1.75%*          2.78%*            32%**

 TRUST
 04/30/01 (unaudited)      10.06            3.93%**       10,583            4.12%*           0.83%*          1.48%*            32%**
 10/31/00                   9.88            7.74%         10,174            4.16%            0.86%           1.64%             77%
 10/31/99                   9.56           (3.06)%         7,422            3.76%            0.92%           1.63%             41%
 10/31/98(1)               10.24            4.48%**        7,701            3.79%*           0.92%*          2.07%*            53%**

NEW YORK MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------


                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                     NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET             INCREASE(DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL       IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS   ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------
 RETAIL A
 04/30/01 (unaudited)          $10.99        $0.24      $  0.22       $  0.46       $(0.24)      $(0.24)     $  0.22
 10/31/00                       10.57         0.48         0.44          0.92        (0.50)       (0.50)        0.42
 10/31/99                       11.44         0.48        (0.89)        (0.41)       (0.46)       (0.46)       (0.87)
 10/31/98                       11.09         0.48         0.35          0.83        (0.48)       (0.48)        0.35
 10/31/97                       10.75         0.49         0.34          0.83        (0.49)       (0.49)        0.34
 10/31/96                       10.78         0.48        (0.03)         0.45        (0.48)       (0.48)       (0.03)

 RETAIL B
 04/30/01(2) (unaudited)        11.32         0.07        (0.11)        (0.04)       (0.07)       (0.07)       (0.11)

 TRUST
 04/30/01 (unaudited)           10.99         0.25         0.22          0.47        (0.25)       (0.25)        0.22
 10/31/00                       10.57         0.50         0.44          0.94        (0.52)       (0.52)        0.42
 10/31/99                       11.44         0.50        (0.89)        (0.39)       (0.48)       (0.48)       (0.87)
 10/31/98                       11.09         0.50         0.35          0.85        (0.50)       (0.50)        0.35
 10/31/97                       10.75         0.52         0.34          0.86        (0.52)       (0.52)        0.34
 10/31/96                       10.78         0.51        (0.03)         0.48        (0.51)       (0.51)       (0.03)

--------------------------------------------------------------------------------
*    Annualized.
**   Not annualized.
(1) Calculation does not include the effect of any sales charge for Retail A Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.22, $0.45,
     $0.46, $0.45, $0.45 and $0.44, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.06. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.24, $0.47, $0.48, $0.47, $0.49 and $0.47, respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------


                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                    NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                      END OF PERIOD   TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                    ---------------   --------------   -------------  --------------   --------------  --------------      ---------
 RETAIL A
 04/30/01 (unaudited)    $11.21            4.17%**     $ 39,861            4.24%*           0.96%*          1.16%*             27%**
 10/31/00                 10.99            8.93%         38,700            4.47%            0.95%           1.17%              37%
 10/31/99                 10.57           (3.72)%        41,343            4.31%            0.96%           1.16%              24%
 10/31/98                 11.44            7.65%         48,218            4.27%            0.87%           1.20%              27%
 10/31/97                 11.09            7.93%         38,434            4.52%            0.94%           1.26%              61%
 10/31/96                 10.75            4.31%         40,154            4.50%            0.95%           1.35%              12%

 RETAIL B
 04/30/01(2) (unaudited)  11.21           (0.39)%**           4            3.56%*           1.64%*          1.84%*             27%**

 TRUST
 04/30/01 (unaudited)     11.21            4.27%**       54,588            4.44%*           0.76%*          0.97%*             27%**
 10/31/00                 10.99            9.12%         50,511            4.65%            0.78%           0.98%              37%
 10/31/99                 10.57           (3.54)%        36,696            4.50%            0.77%           0.97%              24%
 10/31/98                 11.44            7.82%         34,801            4.42%            0.72%           0.99%              27%
 10/31/97                 11.09            8.17%         27,562            4.75%            0.71%           1.02%              61%
 10/31/96                 10.75            4.55%         23,762            4.75%            0.70%           1.10%              12%

RHODE ISLAND MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                       -------------------------------------   -------------------------------------



                                                       NET
                             NET                   REALIZED AND                DIVIDENDS    DIVIDENDS
                         ASSET VALUE,      NET      UNREALIZED   TOTAL FROM    FROM NET     FROM NET
                           BEGINNING   INVESTMENT GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED        TOTAL
                           OF PERIOD   INCOME (A)   INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   DIVIDENDS
                        ------------   ---------- -------------- ----------   ----------  -------------   ---------
 RETAIL A
 04/30/01 (unaudited)         $10.75      $0.25         $0.20        $0.45       $(0.25)       $  --       $(0.25)
 10/31/00                      10.36       0.48(3)       0.39         0.87        (0.48)          --        (0.48)
 10/31/99                      11.18       0.48         (0.77)       (0.29)       (0.48)       (0.05)       (0.53)
 10/31/98                      10.91       0.50          0.29         0.79        (0.50)       (0.02)       (0.52)
 10/31/97                      10.65       0.48          0.32         0.80        (0.50)       (0.04)       (0.54)
 10/31/96                      10.67       0.51          0.03         0.54        (0.51)       (0.05)       (0.56)

 RETAIL B
 04/30/01(1) (unaudited)       11.06       0.07         (0.11)       (0.04)       (0.07)          --        (0.07)

 TRUST
 04/30/01 (unaudited)          10.75       0.25          0.20         0.45        (0.25)          --        (0.25)
 10/31/00(1)                   10.53       0.18(3)       0.22         0.40        (0.18)          --        (0.18)

 BKB
 04/30/01 (unaudited)          10.75       0.25          0.20         0.45        (0.25)          --        (0.25)
 10/31/00(1)                   10.53       0.18(3)       0.22         0.40        (0.18)          --        (0.18)

--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund began issuing Trust Shares and BKB Shares on June 19, 2000 and Retail B Shares on March 1, 2001.
(2) Calculation does not include the effect of any sales charge for Retail A Shares.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.24,
     $0.45(3), $0.44, $0.45, $0.43 and $0.45, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.05. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.24 and $0.17(3), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.24, and $0.17(3), respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------


                                                                            RATIO OF NET     RATIO OF       RATIO OF
                                                                             INVESTMENT      OPERATING      OPERATING
                      NET INCREASE                              NET ASSETS     INCOME        EXPENSES       EXPENSES
                       (DECREASE)       NET                       END OF      INCLUDING      INCLUDING      EXCLUDING    PORTFOLIO
                         IN NET      ASSET VALUE     TOTAL        PERIOD   REIMBURSEMENT/ REIMBURSEMENT/ REIMBURSEMENT/  TURNOVER
                       ASSET VALUE  END OF PERIOD RETURN (2)     (IN 000S)     WAIVER         WAIVER         WAIVER        RATE
                      ------------  ------------- ----------    ---------- -------------- -------------- --------------  ---------
 RETAIL A
 04/30/01 (unaudited)   $0.20         $10.95          4.17%**  $ 27,646        4.53%*         0.67%*         0.96%*       13%**
 10/31/00                0.39          10.75          8.65%      26,023        4.58%          0.73%          1.06%        43%
 10/31/99               (0.82)         10.36         (2.73)%     19,833        4.41%          0.80%          1.20%        34%
 10/31/98               (0.27)         11.18          7.35%      20,210        4.52%          0.81%          1.23%        41%
 10/31/97                0.26          10.91          7.78%      17,134        4.50%          0.83%          1.34%        19%
 10/31/96               (0.02)         10.65          5.22%      14,900        4.78%          0.77%          1.34%        13%

 RETAIL B
 04/30/01(1) (unaudite  (0.11)         10.95         (0.39)%**        2        3.70%*         1.50%*         2.46%*       13%**

 TRUST
 04/30/01 (unaudited)    0.20          10.95          4.18%**    84,418        4.54%*         0.66%*         0.95%*       13%**
 10/31/00(1)             0.22          10.75          3.82%**    82,617        4.60%*         0.17%*         1.04%*       43%**

 BKB
 04/30/01 (unaudited)    0.20          10.95          4.16%**     9,146        4.51%*         0.69%*         0.98%*       13%**
 10/31/00(1)             0.22          10.75          3.81%**    10,399        4.58%*         0.73%*         1.06%*       43%**

INTERMEDIATE TAX-EXEMPT BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     INCOME FROM INVESTMENT OPERATIONS                      LESS DIVIDENDS
                                  -------------------------------------         -------------------------------------



                                                         NET
                              NET                    REALIZED AND                DIVIDENDS    DIVIDENDS
                          ASSET VALUE,       NET      UNREALIZED   TOTAL FROM    FROM NET     FROM NET
                            BEGINNING    INVESTMENT GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED        TOTAL
                            OF PERIOD    INCOME (A)   INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   DIVIDENDS
                          ------------  -----------  ------------  ----------   ----------  -------------   ---------
 RETAIL A
 04/30/01 (unaudited)          $10.01        $0.19         $0.19       $ 0.38       $(0.20)     $    --         $(0.20)
 10/31/00(1)                     9.82         0.15(5)       0.19         0.34        (0.15)          --          (0.15)

 RETAIL B
 04/30/01(2) (unaudited)        10.26         0.06         (0.07)       (0.01)       (0.06)          --          (0.06)

 TRUST
 04/30/01 (unaudited)           10.01         0.21          0.18         0.39        (0.21)          --          (0.21)
 10/31/00(3)                     9.60         0.18(5)       0.41         0.59        (0.18)          --          (0.18)
 05/31/00                       10.33         0.44         (0.62)       (0.18)       (0.44)       (0.11)         (0.55)
 05/31/99                       10.52         0.45         (0.01)        0.44        (0.45)       (0.18)         (0.63)
 05/31/98                       10.18         0.48          0.44         0.92        (0.48)       (0.10)         (0.58)
 05/31/97                        9.99         0.50          0.19         0.69        (0.50)          --          (0.50)
 05/31/96                       10.14         0.51         (0.09)        0.42        (0.51)       (0.06)         (0.57)

 BKB
 04/30/01 (unaudited)           10.01         0.22          0.17         0.39        (0.21)          --          (0.21)
 10/31/00(3)                     9.60         0.18(5)       0.41         0.59        (0.18)          --          (0.18)
 05/31/00                       10.33         0.44         (0.62)       (0.18)       (0.44)       (0.11)         (0.55)
 05/31/99                       10.52         0.45         (0.01)        0.44        (0.45)       (0.18)         (0.63)
 05/31/98                       10.18         0.48          0.44         0.92        (0.48)       (0.10)         (0.58)
 05/31/97                        9.99         0.50          0.19         0.69        (0.50)          --          (0.50)
 05/31/96                       10.14         0.51         (0.09)        0.42        (0.51)       (0.06)         (0.57)

--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(3) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(4) Calculation does not include the effect of any sales charge for Retail A and Retail B Shares.
(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 was $0.12 and $0.13(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.05. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 was $0.21 and $0.18(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 was $0.21, and $0.17(5) respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

[table continued]

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                          ----------------------------------------------


                                                                                         RATIO OF NET      RATIO OF
                                                                                          INVESTMENT       OPERATING
                          NET INCREASE                                    NET ASSETS        INCOME         EXPENSES
                           (DECREASE)         NET                           END OF         INCLUDING       INCLUDING
                             IN NET        ASSET VALUE        TOTAL         PERIOD      REIMBURSEMENT/  REIMBURSEMENT/
                           ASSET VALUE    END OF PERIOD    RETURN (4)      (IN 000S)        WAIVER          WAIVER
                          ------------    -------------    ----------     ----------    --------------  --------------
 RETAIL A
 04/30/01 (unaudited)        $ 0.18          $10.19             3.85%**$       116           4.04%*          0.94%*
 10/31/00(1)                   0.19           10.01             3.24%**          1           4.21%*          0.94%*

 RETAIL B
 04/30/01(2) (unaudited)      (0.07)          10.19            (0.14)%**         2           3.31%*          1.67%*

 TRUST
 04/30/01 (unaudited)          0.18           10.19             3.95%**    254,250           4.22%*          0.76%*
 10/31/00(3)                   0.41           10.01             6.18%**    261,938           4.38%*          0.77%*
 05/31/00                     (0.73)           9.60            (1.70)%     296,711           4.50%           0.80%
 05/31/99                     (0.19)          10.33             4.24%      356,995           4.31%           0.80%
 05/31/98                      0.34           10.52             9.24%      303,578           4.62%           0.80%
 05/31/97                      0.19           10.18             7.74%      250,526           4.92%           0.80%
 05/31/96                     (0.15)           9.99             4.31%      196,787           4.90%           0.79%

 BKB
 04/30/01 (unaudited)          0.18           10.19             3.93%**     13,880           4.18%*          0.80%*
 10/31/00(3)                   0.41           10.01             6.17%**     16,721           4.36%*          0.79%*
 05/31/00                     (0.73)           9.60            (1.70)%     296,711           4.50%           0.80%
 05/31/99                     (0.19)          10.33             4.24%      356,995           4.31%           0.80%
 05/31/98                      0.34           10.52             9.24%      303,578           4.62%           0.80%
 05/31/97                      0.19           10.18             7.74%      250,526           4.92%           0.80%
 05/31/96                     (0.15)           9.99             4.31%      196,787           4.90%           0.79%


[table continued]


                              RATIO OF
                              OPERATING
                              EXPENSES
                              EXCLUDING       PORTFOLIO
                           REIMBURSEMENT/     TURNOVER
                               WAIVER           RATE
                            ----------    --------------
 RETAIL A
 04/30/01 (unaudited)           2.34%*          42%**
 10/31/00(1)                    1.69%*          38%**

 RETAIL B
 04/30/01(2) (unaudited)        2.11%*          42%**

 TRUST
 04/30/01 (unaudited)           0.89%*          42%**
 10/31/00(3)                    0.91%*          38%**
 05/31/00                       1.11%           48%
 05/31/99                       1.11%           69%
 05/31/98                       1.12%           34%
 05/31/97                       1.17%           33%
 05/31/96                       1.21%           37%

 BKB
 04/30/01 (unaudited)           1.03%*          42%**
 10/31/00(3)                    0.96%*          38%**
 05/31/00                       1.11%           48%
 05/31/99                       1.11%           69%
 05/31/98                       1.12%           34%
 05/31/97                       1.17%           33%
 05/31/96                       1.21%           37%

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                        -------------------------------------   -------------------------------------



                                                         NET
                              NET                    REALIZED AND                DIVIDENDS    DIVIDENDS
                          ASSET VALUE,       NET      UNREALIZED   TOTAL FROM    FROM NET     FROM NET
                            BEGINNING    INVESTMENT GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED        TOTAL
                            OF PERIOD    INCOME (A)   INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   DIVIDENDS
                          -----------   ----------- -------------- ----------   ----------  -------------   ---------
 RETAIL A
 04/30/01 (unaudited)          $10.41        $0.21       $  0.18       $ 0.39       $(0.21)   $      --        $(0.21)
 10/31/00(1)                    10.22         0.15(5)       0.19         0.34        (0.15)          --         (0.15)

 RETAIL B
 04/30/01(2) (unaudited)        10.69         0.06         (0.10)       (0.04)       (0.06)                     (0.06)

 TRUST
 04/30/01 (unaudited)           10.41         0.22          0.18         0.40        (0.22)          --         (0.22)
 10/31/00(3)                    10.00         0.19(5)       0.41         0.60        (0.19)          --         (0.19)
 05/31/00                       10.67         0.46         (0.62)       (0.16)       (0.46)       (0.05)        (0.51)
 05/31/99                       10.81         0.48         (0.08)        0.40        (0.48)       (0.06)        (0.54)
 05/31/98                       10.38         0.50          0.45         0.95        (0.50)       (0.02)        (0.52)
 05/31/97                       10.17         0.51          0.21         0.72        (0.51)          --         (0.51)
 05/31/96                       10.27         0.53         (0.10)        0.43        (0.53)          --         (0.53)

 BKB
 04/30/01 (unaudited)           10.41         0.22          0.18         0.40        (0.22)          --         (0.22)
 10/31/00(3)                    10.00         0.19(5)       0.41         0.60        (0.19)          --         (0.19)
 05/31/00                       10.67         0.46         (0.62)       (0.16)       (0.46)       (0.05)        (0.51)
 05/31/99                       10.81         0.48         (0.08)        0.40        (0.48)       (0.06)        (0.54)
 05/31/98                       10.38         0.50          0.45         0.95        (0.50)       (0.02)        (0.52)
 05/31/97                       10.17         0.51          0.21         0.72        (0.51)          --         (0.51)
 05/31/96                       10.27         0.53         (0.10)        0.43        (0.53)          --         (0.53)

--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund began offering Retail A Shares on June 26, 2000. (2)The Fund began issuing Retail B Shares on March 1, 2001.
(3) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(4) Calculation does not include the effect of any sales charge for Retail A Shares.
(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.20 and $0.14(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.05. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.21 and $0.18(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.20 and $0.18(5).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                 ----------------------------------------------


                                                                                         RATIO OF NET      RATIO OF
                                                                                          INVESTMENT       OPERATING
                          NET INCREASE                                    NET ASSETS        INCOME         EXPENSES
                           (DECREASE)         NET                           END OF         INCLUDING       INCLUDING
                             IN NET        ASSET VALUE        TOTAL         PERIOD      REIMBURSEMENT/  REIMBURSEMENT/
                           ASSET VALUE    END OF PERIOD    RETURN (4)      (IN 000S)        WAIVER          WAIVER
                          ------------    -------------    ----------    -----------    -------------   --------------
 RETAIL A
 04/30/01 (unaudited)        $ 0.18          $10.59             3.78%** $        69          4.05%*          0.94%*
 10/31/00(1)                   0.19           10.41             3.23%**          66          4.20%*          0.95%*

 RETAIL B
 04/30/01(2) (unaudited)      (0.10)          10.59            (0.40)%**          2          3.30%*          1.69%*

 TRUST
 04/30/01 (unaudited)          0.18           10.59             3.88%**     121,027          4.22%*          0.77%*
 10/31/00(3)                   0.41           10.41             6.01%**     121,974          4.37%*          0.78%*
 05/31/00                     (0.67)          10.00            (1.45)%      148,902          4.52%           0.80%
 05/31/99                     (0.14)          10.67             3.72%       187,725          4.37%           0.80%
 05/31/98                      0.43           10.81             9.29%       142,107          4.66%           0.80%
 05/31/97                      0.21           10.38             7.26%       103,104          4.94%           0.76%
 05/31/96                     (0.10)          10.17             4.20%        81,441          5.02%           0.75%

 BKB
 04/30/01 (unaudited)          0.18           10.59             3.86%**      28,053          4.19%*          0.80%*
 10/31/00(3)                   0.41           10.41             6.01%**      30,187          4.35%*          0.80%*
 05/31/00                     (0.67)          10.00            (1.45)%      148,902          4.52%           0.80%
 05/31/99                     (0.14)          10.67             3.72%       187,725          4.37%           0.80%
 05/31/98                      0.43           10.81             9.29%       142,107          4.66%           0.80%
 05/31/97                      0.21           10.38             7.26%       103,104          4.94%           0.76%
 05/31/96                     (0.10)          10.17             4.20%        81,441          5.02%           0.75%

[table continued]

                            RATIOS/SUPPLEMENTAL DATA
                          --------------------------


                               RATIO OF
                               OPERATING
                               EXPENSES
                               EXCLUDING       PORTFOLIO
                            REIMBURSEMENT/     TURNOVER
                                WAIVER           RATE
                            --------------     ---------
 RETAIL A
 04/30/01 (unaudited)            1.13%*          24%**
 10/31/00(1)                     1.37%*          30%**

 RETAIL B
 04/30/01(2) (unaudited)         2.15%*          24%**

 TRUST
 04/30/01 (unaudited)            0.93%*          24%**
 10/31/00(3)                     0.94%*          30%**
 05/31/00                        1.12%           30%
 05/31/99                        1.12%           19%
 05/31/98                        1.14%           17%
 05/31/97                        1.17%            4%
 05/31/96                        1.29%           20%

 BKB
 04/30/01 (unaudited)            1.06%*          24%*
 10/31/00(3)                     0.99%*          30%**
 05/31/00                        1.12%           30%
 05/31/99                        1.12%           19%
 05/31/98                        1.14%           17%
 05/31/97                        1.17%            4%
 05/31/96                        1.29%           20%

FLORIDA MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                     -------------------------------------   -------------------------------------



                                                      NET
                           NET                    REALIZED AND                DIVIDENDS    DIVIDENDS
                       ASSET VALUE,       NET      UNREALIZED   TOTAL FROM    FROM NET     FROM NET
                         BEGINNING    INVESTMENT GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED        TOTAL
                         OF PERIOD    INCOME (A)   INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS   DIVIDENDS
                       ------------   ---------- -------------- ----------   ----------  -------------   ---------
 TRUST
 04/30/01 (unaudited)       $ 9.87        $0.20        $ 0.17       $ 0.37       $(0.20)   $   --           $(0.20)
 10/31/00(1)                  9.51         0.17          0.36         0.53        (0.17)       --            (0.17)
 05/31/00                    10.12         0.43         (0.61)       (0.18)       (0.43)       --            (0.43)
 05/31/99                    10.30         0.44         (0.04)        0.40        (0.44)    (0.14)           (0.58)
 05/31/98(2)                 10.00         0.43          0.32         0.75        (0.43)    (0.02)           (0.45)

--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund.
(2)  Period from commencement of operations.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.19 and $0.16.
                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                             -----------------------------------------------------------


                                                                             RATIO OF NET     RATIO OF        RATIO OF
                                                                              INVESTMENT      OPERATING       OPERATING
                     NET INCREASE                              NET ASSETS      INCOME        EXPENSES        EXPENSES
                      (DECREASE)       NET                       END OF       INCLUDING      INCLUDING       EXCLUDING    PORTFOLIO
                        IN NET      ASSET VALUE    TOTAL         PERIOD    REIMBURSEMENT/ REIMBURSEMENT/  REIMBURSEMENT/  TURNOVER
                      ASSET VALUE  END OF PERIOD  RETURN        (IN 000S)      WAIVER         WAIVER          WAIVER        RATE
                     ------------  -------------  --------   ------------  -------------- --------------  --------------  ---------
 TRUST
 04/30/01 (unaudited)   $ 0.17        $10.04       3.80%**     $59,763         4.08%*         0.79%*          0.99%*       25%**
 10/31/00(1)              0.36          9.87       5.62%**      61,773         4.22%*         0.79%*          1.01%*       23%**
 05/31/00                (0.61)         9.51      (1.76)%       61,154         4.44%          0.80%           1.15%        28%
 05/31/99                (0.18)        10.12       3.88%        68,796         4.25%          0.80%           1.14%        11%
 05/31/98(2)              0.30         10.30       7.63%**      51,793         4.59%*         0.80%*          1.19%*       21%

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------



                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                     NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET             INCREASE(DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL       IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS   ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------ ------------
 RETAIL A
 04/30/01 (unaudited)          $10.18        $0.21       $ 0.17        $ 0.38       $(0.21)      $(0.21)     $  0.17
 10/31/00(1)                    10.00         0.15(5)      0.18          0.33        (0.15)       (0.15)        0.18

 RETAIL B
 04/30/01(2) (unaudited)        10.44         0.06        (0.09)        (0.03)       (0.06)       (0.06)       (0.09)

 TRUST
 04/30/01 (unaudited)           10.18         0.22         0.17          0.39        (0.22)       (0.22)        0.17
 10/31/00(3)                     9.78         0.18(5)      0.40          0.58        (0.18)       (0.18)        0.40
 10/31/00                       10.39         0.45        (0.61)        (0.16)       (0.45)       (0.45)       (0.61)
 10/31/99                       10.42         0.45        (0.03)         0.42        (0.45)       (0.45)       (0.03)
 10/31/98                       10.01         0.47         0.41          0.88        (0.47)       (0.47)        0.41
 10/31/97                        9.78         0.47         0.23          0.70        (0.47)       (0.47)        0.23
 10/31/96                        9.90         0.48        (0.12)         0.36        (0.48)       (0.48)       (0.12)

 BKB
 04/30/01 (unaudited)           10.18         0.22         0.17          0.39        (0.22)       (0.22)        0.17
 10/31/00(3)                     9.78         0.18(5)      0.40          0.58        (0.18)       (0.18)        0.40
 10/31/00                       10.39         0.45        (0.61)        (0.16)       (0.45)       (0.45)       (0.61)
 10/31/99                       10.42         0.45        (0.03)         0.42        (0.45)       (0.45)       (0.03)
 10/31/98                       10.01         0.47         0.41          0.88        (0.47)       (0.47)        0.41
 10/31/97                        9.78         0.47         0.23          0.70        (0.47)       (0.47)        0.23
 10/31/96                        9.90         0.48        (0.12)         0.36        (0.48)       (0.48)       (0.12)

--------------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(3) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(4) Calculation does not include the effect of any sales charge for Retail A Shares.
(5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.21 and $0.15(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended April 30, 2001 (unaudited) was $0.05. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 was $0.21 and $0.18(5). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.20 and $0.17(5), respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------


                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                         INVESTMENT        OPERATING       OPERATING
                                                                           INCOME          EXPENSES        EXPENSES
                                                         NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING       PORTFOLIO
                     NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                       END OF PERIOD   TOTAL RETURN(4)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                     ---------------   --------------  -------------  ---------------- --------------  ----------------   ----------
RETAIL A                 $10.35            3.73%**   $    2,657            4.07%*           0.90%*          1.06%*             41%**
04/30/01 (unaudited)      10.18            3.36%**        1,345            4.20%*           0.93%*          1.09%*             20%**
10/31/00(1)

RETAIL B                  10.35           (0.33)%**          39            3.37%*           1.60%*          2.06%*             41%**
04/30/01(2) (unaudited)

TRUST                     10.35            3.81%**      184,963            4.22%*           0.75%*          0.91%*             41%**
04/30/01 (unaudited)      10.18            5.99%**      176,306            4.36%*           0.77%*          0.92%*             20%**
10/31/00(3)                9.78           (1.51)%       231,140            4.52%            0.80%           1.12%              11%
10/31/00                  10.39            4.10%        267,871            4.32%            0.80%           1.12%               9%
10/31/99                  10.42            8.91%        206,137            4.54%            0.80%           1.14%               6%
10/31/98                  10.01            7.30%        147,459            4.74%            0.79%           1.18%               9%
10/31/97                   9.78            3.64%        106,619            4.73%            0.80%           1.28%              47%
10/31/96

BKB                       10.35            3.79%**       52,186            4.18%*           0.79%*          1.09%*             41%**
04/30/01 (unaudited)      10.18            5.98%**       54,702            4.33%*           0.80%*          1.00%*             20%**
10/31/00(3)                9.78           (1.51)%       231,140            4.52%            0.80%           1.12%              11%
10/31/00                  10.39            4.10%        267,871            4.32%            0.80%           1.12%               9%
10/31/99                  10.42            8.91%        206,137            4.54%            0.80%           1.14%               6%
10/31/98                  10.01            7.30%        147,459            4.74%            0.79%           1.18%               9%
10/31/97                   9.78            3.64%        106,619            4.73%            0.80%           1.28%              47%
10/31/96

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Tax-Exempt Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund (formerly known as Boston 1784 Tax-Exempt Medium-Term Income Fund), Connecticut Intermediate Municipal Bond Fund (formerly known as Boston 1784 Connecticut Tax-Exempt Income Fund), Florida Municipal Bond Fund (formerly known as Boston 1784 Florida Tax-Exempt Income
Fund) and Massachusetts Intermediate Municipal Bond Fund (formerly known as Boston 1784 Massachusetts Tax-Exempt Income Fund) (individually, a "Fund", collectively, the "Funds") only.

  The Florida Municipal Bond Fund is authorized to issue one series of shares (referred to herein as "Trust Shares"). The Connecticut Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds are authorized to issue four series of shares (Trust Shares, Retail A Shares, Retail B Shares and BKB Shares). The Tax-Exempt Bond Fund is authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares), but is currently offering only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares are substantially the same except that (i) Retail A Shares and Prime A Shares are subject to a maximum 4.75% front-end sales charge, (ii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after purchase, Retail B Shares purchased prior to January 1, 2001 will convert automatically to Retail A Shares. Eight years after purchase, Retail B Shares, purchased on or after January 1, 2001, will convert automatically to Retail A Shares and Prime B Shares will convert automatically to Prime A Shares. BKB Shares of the Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund will convert to Retail A Shares of the same Fund on June 26, 2001 provided that prior thereto the Board of Trustees of the Trust has determined that such conversion is in the best interest of the holders of such BKB Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees. When, in the judgment of the service, quoted bid prices are readily available and are representative of the bid side of the market, investments are valued at the mean between quoted bid prices and asked prices. Other investments are carried at fair value as determined by the service based on methods which include consideration of yields or prices of bonds of comparable quality, coupon maturity and type; indications as to values from dealers; and general market conditions. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. The securities of other registered investment companies are valued at the net asset value of the securities. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  INCOME RECOGNITION: In December 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting guide for investment companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently does not amortize premiums on fixed income securities. Accordingly, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Trust has not completed its analysis of the impact of this accounting change.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

NOTES TO FINANCIAL STATEMENTS


  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax period ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  ORGANIZATION COSTS: The New Jersey Municipal Bond Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of the Fund's operations. In the event that any of the initial shares purchased by the Fund's sponsor are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

  WHEN-ISSUED SECURITIES: Each Fund may purchase and sell securities, such as municipal obligations, on a "when-issued" basis. Delivery of the security and payment take place after the date of the commitment to purchase and such securities are subject to market fluctuations during this period. The fair value of these securities is determined in the same manner as other municipal obligations. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the when-issued commitment in a separate account.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund (See
Note 4).

  Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.)("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, predecessor funds of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively (collectively, the "Predecessor Funds," see Note 9). FNB was paid a fee for its services at the annual rate of 0.74% of each Predecessor Fund's average daily net assets.

  The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other Funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of the combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.
  In addition, PFPC Inc. also provides certain fund accounting, custody, administration and transfer agency services in accordance with certain fee arrangements. Pursuant to such fee arrangements, PFPC Inc. compensates The Chase Manhattan Bank, the Trust's custodian bank, for its services.

NOTES TO FINANCIAL STATEMENTS


  Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's Shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  Prior to June 26, 2000, SEI Investments Distribution Co. (the "Boston 1784 Distributor") served as the exclusive distributor of shares of the Predecessor Funds. The Predecessor Funds had adopted a Distribution Plan (the "Boston 1784 Plan") which allowed each Predecessor Fund to use up to 0.25% of its average daily net assets for the sale and distribution of its shares. At the time of the reorganization of the Predecessor Funds into the Trust, the Boston 1784 Distributor was waiving all fees payable under the Boston 1784 Plan.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers. No fees were charged under the Services Plan with respect to the Rhode Island Municipal Bond Fund for the year ended October 31, 2000.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and shareholder administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each of the Fund's outstanding Retail B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.15% and 0.15%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.15% of the average daily net assets of Retail B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2001, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                               SERVICES       12B-1 PLAN
 FUND                            PLAN   SERVICES DISTRIBUTION
 ------------------------------------------------------------
Tax-Exempt Bond .............. $14,920   $ 2,708    $11,749
Connecticut Municipal Bond ...  19,266         1          6
Massachusetts Municipal Bond .  23,739        46        209
New Jersey Municipal Bond ....   1,999        --          2
New York Municipal Bond ......  29,511        --          3
Rhode Island Municipal Bond ..      --         1          2
Intermediate Tax-Exempt Bond .       4        --          2
Connecticut Intermediate
  Municipal Bond .............     308        --          2
Massachusetts Intermediate
  Municipal Bond .............   1,784         6         28

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Tax-Exempt Bond Fund. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments under the Prime A Shares Plan to an annual rate of not more than 0.25% of the average daily net assets of the Fund's outstanding Prime A Shares.

  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Tax-Exempt Bond Fund. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Prime B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net

NOTES TO FINANCIAL STATEMENTS


assets of Prime B Shares owned of record or beneficially by customers of institutions. As of April 30, 2001, the Tax-Exempt Bond Fund had not commenced its offering of Prime A Shares and Prime B Shares.

  The Trust has adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds. The BKB Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own BKB Shares at an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the BKB Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net assets of the outstanding BKB Shares beneficially owned by such customers. For the six months ended April 30, 2001, payments have been made under the BKB Plan as follows:
                                       BKB
FUND                                  PLAN
--------------------------------------------
Rhode Island Municipal Bond ....... $   --
Intermediate Tax-Exempt Bond ......  7,622
Connecticut Intermediate
  Municipal Bond .................. 14,355
Massachusetts Intermediate
  Municipal Bond .................. 37,153

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares, Prime B Shares and BKB Shares of the Funds each bear series specific transfer agent charges based upon the number of shareholder accounts for each series. For the six months ended April 30, 2001, transfer agent charges for each series (other than Prime A Shares and Prime B Shares, which had not been issued prior to the date of the report) were as follows:
FUND                           RETAIL A RETAIL B  TRUST     BKB
----                           --------------------------------
Tax-Exempt Bond .............. $ 7,696  $  817  $  141  $  N/A
Connecticut Municipal Bond ...   6,470       6      --     N/A
Massachusetts Municipal Bond .   6,615       3      --     N/A
New Jersey Municipal Bond ....   1,531       2     913     N/A
New York Municipal Bond ......   9,812       1      81     N/A
Rhode Island Municipal Bond ..   1,987       2     106   1,706
Intermediate Tax-Exempt Bond .      35       2     232   3,217
Connecticut Intermediate
  Municipal Bond .............      99       2     188   4,634
Florida Municipal Bond .......     N/A     N/A   2,491     N/A
Massachusetts Intermediate
  Municipal Bond .............     269      15     256  10,715

  Certain officers of the Trust are officers of the Investment Advisor or PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/ The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:
                                              EXPENSES
     FUND                      FEES WAIVED   REIMBURSED
    ------                     -----------  ------------
Tax-Exempt Bond..............   $ 204,918     $     --
Connecticut Municipal Bond...      99,011            1
Massachusetts Municipal Bond.     154,861           16
New Jersey Municipal Bond....      43,593           --
New York Municipal Bond......      94,937           --
Rhode Island Municipal Bond..     174,757           --
Intermediate Tax-Exempt Bond.     174,541       16,253
Connecticut Intermediate
  Municipal Bond.............     108,173       31,336
Florida Municipal Bond.......      55,549        6,351
Massachusetts Intermediate
  Municipal Bond.............     182,813       42,959

NOTES TO FINANCIAL STATEMENTS


5. SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares of a Fund each bear series specific transfer agent charges) and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6. PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended
April 30, 2001 were as follows:
FUND                                    PURCHASE      SALES
----                                    -------------------
Tax-Exempt Bond                       $79,681,637  $80,744,272
Connecticut Municipal Bond             15,741,007   11,110,700
Massachusetts Municipal Bond           19,960,455   12,701,215
New Jersey Municipal Bond               6,107,559    4,076,415
New York Municipal Bond                27,945,336   24,515,012
Rhode Island Municipal Bond            16,102,050   15,478,970
Intermediate Tax-Exempt Bond          112,138,185  132,976,711
Connecticut Intermediate Municipal
  Bond                                 35,111,644   42,130,360
Florida Municipal Bond                 14,448,105   15,303,800
Massachusetts Intermediate Municipal
  Bond                                100,556,917   94,784,725

  The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation), and cost for all securities as computed on a federal income tax basis at April 30, 2001 for each Fund is as follows:
FUND                                  APPRECIATION (DEPRECIATION)
----                                  --------------------------
Tax-Exempt Bond ..................... $ 6,054,896  $ (387,491)
Connecticut Municipal Bond ..........   1,899,898    (181,025)
Massachusetts Municipal Bond ........   2,219,903    (595,328)
New Jersey Municipal Bond ...........     313,099     (33,553)
New York Municipal Bond .............   3,215,998    (310,689)
Rhode Island Municipal Bond .........   3,687,178    (381,799)
Intermediate Tax-Exempt Bond ........   9,513,599    (313,403)
Connecticut Intermediate Municipal
  Bond ..............................   5,034,285    (446,412)
Florida Municipal Bond ..............   1,709,346    (142,460)
Massachusetts Intermediate Municipal
  Bond ..............................   6,689,761    (660,428)



FUND                                       NET        COST
----                                  -----------  ------------
Tax-Exempt Bond ..................... $ 5,667,405  $194,647,508
Connecticut Municipal Bond ..........   1,718,873    51,178,055
Massachusetts Municipal Bond ........   1,624,575    83,637,875
New Jersey Municipal Bond ...........     279,546    13,174,521
New York Municipal Bond .............   2,905,309    91,307,129
Rhode Island Municipal Bond .........   3,305,379   116,808,574
Intermediate Tax-Exempt Bond ........   9,200,196   256,302,270
Connecticut Intermediate Municipal
  Bond ..............................   4,587,873   141,714,703
Florida Municipal Bond ..............   1,566,886    57,591,098
Massachusetts Intermediate Municipal
  Bond ..............................   6,029,333   231,036,717

7. CONCENTRATION OF CREDIT

  The Connecticut Municipal Bond and Connecticut Intermediate Municipal Bond Funds, Massachusetts Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund invest primarily in debt obligations issued by the State of Connecticut, the Commonwealth of Massachusetts, the State of New Jersey, the State of New York, the State of Rhode Island and the State of Florida, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds, as non-diversified investment portfolios, are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating Funds at the end of each calendar quarter.

NOTES TO FINANCIAL STATEMENTS


9.   ACQUISITION OF BOSTON 1784 FUNDS

  At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Agreement, (i) all of the assets and liabilities of the Boston 1784 Rhode Island Tax-Exempt Income Fund were transferred to the Galaxy Rhode Island Municipal Bond Fund in exchange for 7,472,341 Trust Shares and 1,152,977 BKB Shares of the Galaxy Rhode Island Municipal Bond Fund, (ii) all of the assets and liabilities of the Boston 1784 Tax-Exempt Medium-Term Income Fund were transferred to the Galaxy Intermediate Tax-Exempt Bond Fund in exchange for 27,580,006 Trust Shares and 2,614,820 BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, (iii) all of the assets and liabilities of the Boston 1784 Connecticut Tax-Exempt Income Fund were transferred to the Galaxy Connecticut Intermediate Municipal Bond Fund in exchange for 11,516,932 Trust Shares and 3,234,384 BKB Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund, (iv) all of the assets and liabilities of the Boston 1784 Florida Tax-Exempt Income Fund were transferred to the Galaxy Florida Municipal Bond Fund in exchange for 6,494,015 shares of the Galaxy Florida Municipal Bond Fund, and (v) all of the assets and liabilities of the Boston 1784 Massachusetts Tax-Exempt Income Fund were transferred to the Galaxy Massachusetts Intermediate Municipal Bond Fund in exchange for 17,448,642 Trust Shares and 5,967,053 BKB Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund. In related transactions, the assets and liabilities of the other Boston 1784 Funds were transferred to corresponding Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following the approval of the reorganization by Boston 1784 Fund shareholders. The Galaxy Intermediate Tax-Exempt Bond, Galaxy Connecticut Intermediate Municipal Bond, Galaxy Florida Municipal Bond and Galaxy Massachusetts Intermediate Municipal Bond Funds had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance histories of the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, respectively. Following the reorganization, the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund changed their fiscal year from May 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share and Unrealized Depreciation associated with the acquisition of the Boston 1784 Rhode Island Tax-Exempt Income Fund by the Galaxy Rhode Island Municipal Bond Fund:


                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                          ---------------------------------     -----------------
                                         GALAXY              BOSTON 1784             GALAXY
                                      RHODE ISLAND          RHODE ISLAND          RHODE ISLAND
                                        MUNICIPAL            TAX-EXEMPT             MUNICIPAL
                                        BOND FUND            INCOME FUND            BOND FUND
                                    -----------------     -----------------     -----------------
Net Assets ........................ $      24,798,712     $      90,824,977     $     115,623,689
Shares Outstanding                          2,355,069             9,057,917            10,980,387
Net Asset Value, per share ........ $           10.53     $           10.03     $              --
Trust Net Asset Value, per share .. $              --     $              --     $           10.53
BKB Net Asset Value, per share .... $              --     $              --     $           10.53
Unrealized Depreciation ........... $         (16,888)    $      (1,371,970)    $      (1,388,858)

NOTES TO FINANCIAL STATEMENTS


10. CAPITAL LOSS CARRYFORWARD

  At October 31, 2000, the following Funds had capital loss
carryforwards:
FUND                                     AMOUNT    EXPIRATION
----                                     --------  ----------
Tax-Exempt Bond ...................... $   78,657      2007
                                          682,124      2008
Connecticut Municipal Bond ...........     31,295      2002
                                          685,391      2003
                                           82,263      2005
                                           23,141      2007
                                          291,686      2008
Massachusetts Municipal Bond .........    286,989      2003
                                           65,783      2007
                                        1,004,595      2008
New Jersey Municipal Bond ............        687      2006
                                           44,349      2007
                                          148,987      2008
New York Municipal Bond ..............    263,502      2003
                                           16,589      2004
                                          468,405      2008
Rhode Island Municipal Bond ..........  1,395,225      2007
                                          208,872      2008
Intermediate Tax-Exempt Bond .........  2,337,174      2007
                                        5,245,026      2008
Connecticut Intermediate Municipal
  Bond ...............................  2,498,045      2008
Florida Municipal Bond ...............  1,290,043      2008
Massachusetts Intermediate Municipal
  Bond ...............................     74,231      2004
                                           52,756      2007
                                        2,303,749      2008

  The availability of a certain portion of these capital loss carryforwards, which were acquired on June 19, 2000 or June 26, 2000 in connection with the Boston 1784 Funds reorganization, may be limited in a given year.

[Galaxy Funds logo omitted]



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